As filed with the Securities and Exchange Commission on December 28, 2007

  File No. 002-76990
  File No. 811-03447

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933  ☐
  POST-EFFECTIVE AMENDMENT NO. 61  ☒
  AND
  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940  ☐
  AMENDMENT NO. 63  ☒

SEI TAX EXEMPT TRUST
(Exact Name of Registrant as Specified in Charter)

c/o CT Corporation
101 Federal Street
Boston, Massachusetts 02110
(Address of Principal Executive Offices)
(800) 342-5734
(Registrant's Telephone Number, including Area Code)

Robert A. Nesher
c/o SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copy to:

Richard W. Grant, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that the filing will become effective (check appropriate box)

  ☐  immediately upon filing pursuant to paragraph (b)
  ☒  on December 31, 2007 pursuant to paragraph (b)
  ☐  60 days after filing pursuant to paragraph (a)(1)
  ☐  on [date] pursuant to paragraph (a)(1)
  ☐  75 days after filing pursuant to paragraph (a)(2)
  ☐  on [date] pursuant to paragraph (a)(2) of rule 485.

  If appropriate, check the following box:

  ☐  this post-effective amendment designates a new
effective date for a previously filed post-effective amendment.

SEI / PROSPECTUS

SEI TAX EXEMPT TRUST

About This Prospectus

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds (each, a Fund, and together, the Funds) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:

Intermediate-Term Municipal Fund	2

Short Duration Municipal Fund	5

California Municipal Bond Fund	8

Massachusetts Municipal Bond Fund	11

New Jersey Municipal Bond Fund	14

New York Municipal Bond Fund	17

Pennsylvania Municipal Bond Fund	20

Tax-Advantaged Income Fund	23

More Information About Fund Investments	27

Investment Adviser and Sub-Advisers	27

Purchasing and Selling Fund Shares	30

Disclosure of Portfolio Holdings Information	35

Dividends, Distributions and Taxes	36

Financial Highlights	37

How to Obtain More Information About SEI Tax Exempt Trust	Back Cover

SEI / PROSPECTUS

Municipal Securities

The Funds invest primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security may also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

Risk/Return Information Common to the Funds

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC or the Adviser) and one or more sub-advisers (each, a Sub-Adviser, and together, the Sub-Advisers) who manage portions of each Fund's assets in a way that they believe will help each Fund achieve its goal. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board of Trustees. In addition, to a limited extent, SIMC may also directly manage a portion of the Intermediate-Term Municipal Fund's and Tax-Advantaged Income Fund's assets in a manner that it believes will help the Fund achieve its investment goal. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect security markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

1

SEI / PROSPECTUS

INTERMEDIATE-TERM MUNICIPAL FUND

Fund Summary

Investment Goal:  The highest level of income exempt from Federal income tax as is consistent with the preservation of capital

Share Price Volatility:  Medium

Principal Investment Strategy:  Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in investment grade municipal securities

Investment Strategy

The Intermediate-Term Municipal Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal income tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage the Fund's portfolio under the general supervision of SIMC. To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. The Sub-Advisers and, to the extent applicable, SIMC select securities based on their view on the future direction of interest rates and the shape of the yield curve, as well as their views on credit quality and sector allocation issues. Where possible, the Sub-Advisers and, to the extent applicable, SIMC will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Advisers and, to the extent applicable, SIMC will strive to maintain an average dollar-weighted portfolio maturity of three to ten years for the Fund's entire portfolio. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities.

What are the Risks of Investing in the Fund?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

2

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.

Best Quarter: 4.15% (09/30/02)

Worst Quarter: -2.23% (06/30/04)

The Fund's Class A total return from January 1, 2007 to September 30, 2007 was 1.61%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2006 to those of the Lehman Brothers 3-15 Year Intermediate Municipal Blend Index.

Intermediate-Term Municipal Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	3.87%	4.14%	4.62%	5.34%
Return After Taxes on Distributions**	3.87%	3.97%	4.51%	5.26%
Return After Taxes on Distributions and Sale of Fund Shares**	3.77%	4.01%	4.50%	5.22%
Lehman Brothers 3-15 Year Intermediate Municipal Blend Index (reflects no deduction for fees, expenses, or taxes)***	4.18%	4.96%	5.39%	n/a†

* The inception date of the Fund's Class A Shares is September 5, 1989.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 3-15 Year Intermediate Municipal Blend Index is a rules-based, market-value weighted index engineered for the intermediate-term tax exempt investor. The index is derived from a combination of the Lehman Brothers 3, 5, 7, 10 and 15 year municipal indices. These indices have four main sectors: general obligation, revenue, insured and pre-refunded bonds.

† The Lehman Brothers 3-15 Year Intermediate Municipal Blend Index returns for the Since Inception period are not provided since Index returns are not available prior to June 30, 1993.

3

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.53%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	0.86	%**

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator and the Fund's distributor each voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Intermediate-Term Municipal Fund — Class A Shares	0.60%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Intermediate-Term Municipal Fund — Class A Shares	$88	$274	$477	$1,061

4

SEI / PROSPECTUS

SHORT DURATION MUNICIPAL FUND

Fund Summary

Investment Goal:  High level of income exempt from Federal income tax consistent with the preservation of capital

Share Price Volatility:  Low

Principal Investment Strategy:  Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in investment grade municipal securities

Investment Strategy

The Short Duration Municipal Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal income tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. Duration is a weighted average term-to-maturity of the security's cash flow. The weights are the present values of each cash flow as a percentage of the present value of all cash flows (i.e., the weights are the present value of each cash flow as a percentage of the bond's full price).

The Fund utilizes a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain a portfolio duration of three years or less. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities.

What are the Risks of Investing in the Fund?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

5

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class A Shares from year to year for three years. The performance information shown is based on full calendar years.

Best Quarter: 1.13% (09/30/06)

Worst Quarter: -0.26% (06/30/04)

The Fund's Class A total return from January 1, 2007 to September 30, 2007 was 2.61%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2006 to those of the Lehman Brothers 1-Year Municipal Bond Index.

Short Duration Municipal Fund — Class A Shares	1 Year	Since Inception*
Return Before Taxes	2.88%	1.66%
Return After Taxes on Distributions**	2.88%	1.66%
Return After Taxes on Distributions and Sale of Fund Shares**	2.84%	1.70%
Lehman Brothers 1-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)***	3.19%	1.89%

* The inception date of the Fund's Class A Shares is November 13, 2003. Index returns shown from November 30, 2003.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 1-Year Municipal Bond Index is a rules-based, market-value weighted index engineered for the short-term tax exempt investor. The index has four main sectors; general obligation, revenue, insured and pre-refunded bonds.

6

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.53%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	0.86	%**

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the current fiscal year were less than the amount shown above because the Adviser, the Fund's administrator and the Fund's distributor each voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Short Duration Municipal Fund — Class A Shares	0.60%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Short Duration Municipal Fund — Class A Shares	$88	$274	$477	$1,061

7

SEI / PROSPECTUS

CALIFORNIA MUNICIPAL BOND FUND

Fund Summary

Investment Goal:  The highest level of current income exempt from Federal and California income taxes as is consistent with the preservation of capital

Share Price Volatility:  Medium

Principal Investment Strategy:  Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in investment grade municipal securities

Investment Strategy

The California Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal and California state income taxes. The principal issuers of these securities are state and local governments and their agencies located in California, as well as Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities.

What are the Risks of Investing in the Fund?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of California municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of California municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

8

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for eight years. The performance information shown is based on full calendar years.

Best Quarter: 4.87% (09/30/02)

Worst Quarter: -2.31% (06/30/04)

The Fund's Class A total return from January 1, 2007 to September 30, 2007 was 2.12%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2006 to those of the Lehman Brothers MF California Intermediate Municipal Index.

California Municipal Bond Fund — Class A Shares	1 Year	5 Years	Since Inception*
Return Before Taxes	3.37%	3.88%	4.45%
Return After Taxes on Distributions**	3.36%	3.75%	4.32%
Return After Taxes on Distributions and Sale of Fund Shares**	3.43%	3.80%	4.30%
Lehman Brothers MF California Intermediate Municipal Index (reflects no deduction for fees, expenses or taxes)***	4.04%	4.80%	4.80%

* The inception date of the Fund's Class A Shares is August 19, 1998. Index returns shown from August 31, 1998.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers MF California Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of California and their agencies with maturities between 5 and 10 years.

9

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.53%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	0.86	%**

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator and the Fund's distributor each voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

California Municipal Bond Fund — Class A Shares	0.60%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
California Municipal Bond Fund — Class A Shares	$88	$274	$477	$1,061

10

SEI / PROSPECTUS

MASSACHUSETTS MUNICIPAL BOND FUND

Fund Summary

Investment Goal:  The highest level of current income exempt from Federal and Massachusetts income taxes as is consistent with the preservation of capital

Share Price Volatility:  Medium

Principal Investment Strategy:  Utilizing a sub-adviser experienced in selecting Massachusetts municipal securities, the Fund invests in investment grade municipal securities

Investment Strategy

The Massachusetts Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal and Massachusetts state income taxes. The principal issuers of these securities are state and local governments and their agencies located in Massachusetts, as well as Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities.

What are the Risks of Investing in the Fund?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of Massachusetts municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of Massachusetts municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Massachusetts obligations than a mutual fund which does not have as great a concentration in Massachusetts municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

11

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for eight years. The performance information shown is based on full calendar years.

Best Quarter: 4.72% (09/30/02)

Worst Quarter: -2.82% (06/30/04)

The Fund's Class A total return from January 1, 2007 to September 30, 2007 was 2.36%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2006 to those of the Lehman Brothers MF Massachusetts Intermediate Municipal Index.

Massachusetts Municipal Bond Fund — Class A Shares	1 Year	5 Years	Since Inception*
Return Before Taxes	3.68%	4.41%	4.29%
Return After Taxes on Distributions**	3.67%	4.21%	4.17%
Return After Taxes on Distributions and Sale of Fund Shares**	3.66%	4.25%	4.18%
Lehman Brothers MF Massachusetts Intermediate Municipal Index (reflects no deduction for fees, expenses or taxes)***	4.17%	4.90%	4.90%

* The inception date of the Fund's Class A Shares is August 19, 1998. Index returns shown from August 31, 1998.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers MF Massachusetts Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Massachusetts and their agencies with maturities between 5 and 10 years.

12

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.53%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	0.86	%**

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator and the Fund's distributor each voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Massachusetts Municipal Bond Fund — Class A Shares	0.60%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Massachusetts Municipal Bond Fund — Class A Shares	$88	$274	$477	$1,061

13

SEI / PROSPECTUS

NEW JERSEY MUNICIPAL BOND FUND

Fund Summary

Investment Goal:  The highest level of current income exempt from Federal and New Jersey income taxes as is consistent with the preservation of capital

Share Price Volatility:  Medium

Principal Investment Strategy:  Utilizing a sub-adviser experienced in selecting New Jersey municipal securities, the Fund invests in investment grade municipal securities

Investment Strategy

The New Jersey Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal and New Jersey state income taxes. The principal issuers of these securities are state and local governments and their agencies located in New Jersey, as well as Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities.

What are the Risks of Investing in the Fund?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of New Jersey municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of New Jersey municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of New Jersey obligations than a mutual fund which does not have as great a concentration in New Jersey municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

14

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for eight years. The performance information shown is based on full calendar years.

Best Quarter: 3.96% (09/30/02)

Worst Quarter: -2.60% (06/30/04)

The Fund's Class A total return from January 1, 2007 to September 30, 2007 was 2.34%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2006 to those of the Lehman Brothers 3-10 Year Intermediate Municipal Blend Index.

New Jersey Municipal Bond Fund — Class A Shares	1 Year	5 Years	Since Inception*
Return Before Taxes	3.28%	3.76%	4.00%
Return After Taxes on Distributions**	3.28%	3.64%	3.92%
Return After Taxes on Distributions and Sale of Fund Shares**	3.34%	3.68%	3.92%
Lehman Brothers 3-10 Year Intermediate Municipal Blend Index (reflects no deduction for fees, expenses or taxes)***	3.81%	4.47%	4.62%

* The inception date of the Fund's Class A Shares is August 18, 1998. Index returns shown from August 31, 1998.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 3-10 Year Intermediate Municipal Blend Index is a rules-based, market-value weighted index engineered for the intermediate-term tax exempt investor. The index is derived from a combination of the Lehman Brothers 3, 5, 7 and 10 year municipal indices. These indices have four main sectors: general obligation, revenue, insured and pre-refunded bonds.

15

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.53%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	0.86	%**

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator and the Fund's distributor each voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

New Jersey Municipal Bond Fund — Class A Shares	0.60%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
New Jersey Municipal Bond Fund — Class A Shares	$88	$274	$477	$1,061

16

SEI / PROSPECTUS

NEW YORK MUNICIPAL BOND FUND

Fund Summary

Investment Goal:  The highest level of current income exempt from Federal and New York state and city income taxes as is consistent with the preservation of capital

Share Price Volatility:  Medium

Principal Investment Strategy:  Utilizing a sub-adviser experienced in selecting New York municipal securities, the Fund invests in investment grade municipal securities

Investment Strategy

The New York Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal and New York state and city income taxes. The principal issuers of these securities are state and local governments and their agencies located in New York, as well as Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities.

What are the Risks of Investing in the Fund?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of New York municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of New York municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of New York obligations than a mutual fund which does not have as great a concentration in New York municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

17

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for eight years. The performance information shown is based on full calendar years.

Best Quarter: 4.36% (09/30/02)

Worst Quarter: -2.46% (06/30/04)

The Fund's Class A total return from January 1, 2007 to September 30, 2007 was 2.58%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2006 to those of the Lehman Brothers MF New York Intermediate Municipal Index.

New York Municipal Bond Fund — Class A Shares	1 Year	5 Years	Since Inception*
Return Before Taxes	3.48%	4.30%	4.36%
Return After Taxes on Distributions**	3.47%	4.19%	4.28%
Return After Taxes on Distributions and Sale of Fund Shares**	3.47%	4.17%	4.24%
Lehman Brothers MF New York Intermediate Municipal Index (reflects no deduction for fees, expenses or taxes)***	4.04%	4.91%	4.89%

* The inception date of the Fund's Class A Shares is August 18, 1998. Index returns shown from August 31, 1998.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers MF New York Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of New York and their agencies with maturities between 5 and 10 years.

18

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.53%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	0.86	%**

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator and the Fund's distributor each voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

New York Municipal Bond Fund — Class A Shares	0.60%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
New York Municipal Bond Fund — Class A Shares	$88	$274	$477	$1,061

19

SEI / PROSPECTUS

PENNSYLVANIA MUNICIPAL BOND FUND

Fund Summary

Investment Goal:  Current income exempt from Federal and Pennsylvania income taxes consistent with the preservation of capital

Share Price Volatility:  Medium

Principal Investment Strategy:  Utilizing a sub-adviser experienced in selecting Pennsylvania municipal securities, the Fund invests in investment grade municipal securities

Investment Strategy

The Pennsylvania Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal and Pennsylvania state income taxes. The principal issuers of these securities are state and local governments and their agencies located in Pennsylvania, as well as Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of seven years or less. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities.

What are the Risks of Investing in the Fund?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of Pennsylvania municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of Pennsylvania municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

20

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for eight years. The performance information shown is based on full calendar years.

Best Quarter: 4.17% (09/30/02)

Worst Quarter: -2.38% (06/30/04)

The Fund's Class A total return from January 1, 2007 to September 30, 2007 was 2.28%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2006 to those of the Lehman Brothers MF Pennsylvania Intermediate Municipal Index.

Pennsylvania Municipal Bond Fund — Class A Shares	1 Year	5 Years	Since Inception*
Return Before Taxes	3.67%	4.48%	4.40%
Return After Taxes on Distributions**	3.67%	4.40%	4.33%
Return After Taxes on Distributions and Sale of Fund Shares**	3.79%	4.44%	4.38%
Lehman Brothers MF Pennsylvania Intermediate Municipal Index (reflects no deduction for fees, expenses or taxes)***	3.85%	4.83%	4.78%

* The inception date of the Fund's Class A Shares is August 26, 1998. Index returns shown from August 31, 1998.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers MF Pennsylvania Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Pennsylvania and their agencies with maturities between 5 and 10 years. In prior years, the Fund's return had been compared to the Lehman Brothers 5-Year G.O. Index, but the Adviser believes that the Lehman Brothers MF Pennsylvania Intermediate Municipal Index better represents the Fund's investment strategy.

21

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.35%
Distribution (12b-1) Fees	None
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	0.84	%**

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator and the Fund's distributor each voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Pennsylvania Municipal Bond Fund — Class A Shares	0.60%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Pennsylvania Municipal Bond Fund — Class A Shares	$86	$268	$466	$1,037

22

SEI / PROSPECTUS

TAX-ADVANTAGED INCOME FUND

Fund Summary

Investment Goal:  Provide the highest level of income possible in a tax efficient manner

Share Price Volatility:  Medium

Principal Investment Strategy:  Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in non-investment grade securities as well as lower quality investment grade securities

Investment Strategy

The Tax-Advantaged Income Fund will invest, under normal circumstances, at least 50% of its net assets in municipal securities that pay interest that is exempt from Federal income tax, including the alternative minimum tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, as well as Puerto Rico and other U.S. territories and possessions. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. Under most market conditions, a large percentage of the municipal securities in which the Fund invests will be below investment grade, but the Fund, without limitation, may invest in higher rated municipal securities. To a lesser extent the Fund will also invest in a full range of preferred stock with an emphasis on preferred securities that at the time of issuance are eligible to pay dividends that qualify for certain favorable Federal income tax treatment such as dividends which are treated as qualified dividend income and the dividend received deduction (in each instance, provided certain requirements and holding periods are satisfied, see "Taxes"). The amount invested in preferred stocks at any one time will depend on the attractiveness of the after-tax income stream produced by the preferred securities and will be less than 50% of the Fund's assets. It is possible that the Fund could own no preferred securities if municipal securities produce a higher yield on an after-tax basis. The Fund will also invest in a full range of futures, options and swaps. The Fund may also invest in convertible securities, securities eligible for resale under Rule 144A of the Securities Act of 1933, privately placed securities, taxable debt securities and common equity and open and closed-end mutual funds. SIMC may directly invest up to 5% of the Fund's assets in closed-end bond funds. While a portion of the Fund may invest in securities other than municipal securities, the Fund will seek to purchase securities that enjoy preferential tax treatment.

The Fund utilizes a multi-manager approach to manage the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, each Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. Each Sub-Adviser will strive to maintain a duration of four to eleven years for the Fund's entire portfolio. The Fund may invest in securities subject to the alternative minimum tax or in taxable debt securities.

23

SEI / PROSPECTUS

What are the Risks of Investing in the Fund?

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk. If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign securities, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may

24

SEI / PROSPECTUS

not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund's share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded.

Rule 144A securities may be less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Convertible securities generally have less potential for gain or loss than common stocks. In addition, convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one of more of these issuers, and may experience increased volatility due to its investments in those securities.

In order to pay tax-exempt interest, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Tax-Advantaged Income Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall. The federal income tax treatment on payments with respect to certain derivative contracts is unclear. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

While the Tax-Advantaged Income Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from Federal income tax in order to meet the requirements necessary to pay out exempt interest dividends to its shareholders, if the Tax-Advantaged Income Fund fails to meet this requirement, the income from all of its investments, including its municipal securities, may be subject to Federal income tax.

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Performance Information

The Fund commenced operations on September 4, 2007. Because the Fund did not have a full calendar year of performance as of December 31, 2006, performance results for the Fund have not been provided.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.50%
Distribution (12b-1) Fees	None
Other Expenses	0.62	%*
Total Annual Fund Operating Expenses	1.12	%**

* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund's administrator and the Fund's distributor may each voluntarily waive a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses are expected to be as follows:

Tax-Advantaged Income Fund — Class A Shares	0.86%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Tax-Advantaged Income Fund — Class A Shares	$114	$356

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MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. However, each Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. A Fund will do so only if SIMC or the Sub-Advisers believes the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISERS

SIMC acts as the manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates the Funds' assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

The Sub-Advisers make investment decisions for the assets they manage and continuously review, supervise and administer their investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Funds. As of November 30, 2007, SIMC had approximately $92.9 billion in assets under management. For the fiscal year ended August 31, 2007, SIMC received investment advisory fees (after fee waivers), as a percentage of the average daily net assets of each Fund, as follows:

Intermediate-Term Municipal Fund	0.28%
Short Duration Municipal Fund	0.27%
California Municipal Bond Fund	0.31%
Massachusetts Municipal Bond Fund	0.27%
New Jersey Municipal Bond Fund	0.30%
New York Municipal Bond Fund	0.27%
Pennsylvania Municipal Bond Fund	0.27%
Tax-Advantaged Income Fund	*

*Commenced operations on September 4, 2007.

A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory and sub-advisory agreements is available in the Funds' annual report, which covers the period September 1, 2006 through August 31, 2007.

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Sub-Advisers and Portfolio Managers

INTERMEDIATE-TERM MUNICIPAL FUND

Delaware Management Company: Delaware Management Company (Delaware), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the Intermediate-Term Municipal Fund. Joseph R. Baxter, Robert F. Collins and Stephen J. Czepiel are the portfolio managers responsible for the day-to-day investment decisions regarding the portion of the Intermediate-Term Municipal Fund's assets allocated to Delaware. Mr. Baxter, Senior Vice President and Senior Portfolio Manager, has been with Delaware since 1999. Mr. Collins, Senior Vice President and Senior Portfolio Manager, has been with Delaware since 2004. Prior to joining Delaware, Mr. Collins was employed by PNC Advisors. Mr. Czepiel, Senior Vice President, Senior Municipal Bond Trader and Head of Municipal Bond Trading, has been with Delaware since July 2004. Prior to Delaware, he was Vice President at both Mesirow Financial and Loop Capital Markets.

Standish Mellon Asset Management Co. LLC: Standish Mellon Asset Management Co. LLC (Standish), located at One Boston Place, Boston, MA 02108, serves as a Sub-Adviser to the Intermediate-Term Municipal Fund. Steven W. Harvey, Vice President, is responsible for the management of the portion of the Intermediate-Term Municipal Fund's assets allocated to Standish. Mr. Harvey is the Senior Portfolio Manager of tax-sensitive portfolios for institutional and high net worth clients. Mr. Harvey joined Standish in 2000.

MASSACHUSETTS MUNICIPAL BOND FUND

NEW YORK MUNICIPAL BOND FUND

PENNSYLVANIA MUNICIPAL BOND FUND

Standish Mellon Asset Management Co. LLC: Standish Mellon Asset Management Co. LLC (Standish), located at One Boston Place, Boston, MA 02108, serves as the Sub-Adviser to the Massachusetts Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds. Steven W. Harvey, Vice President, is responsible for the management of the assets allocated to Standish. Mr. Harvey is the Senior Portfolio Manager of tax-sensitive portfolios for institutional and high net worth clients. Mr. Harvey joined Standish in 2000.

SHORT DURATION MUNICIPAL FUND

Neuberger Berman Management Inc.: Neuberger Berman Management Inc. (NBMI), located at 605 Third Avenue, New York, NY 10158, serves as the Sub-Adviser to the Short Duration Municipal Fund. Janet Fiorenza, Managing Director, is responsible for the management of the assets allocated to NBMI. Ms. Fiorenza is the Head of Municipal Cash Management. Prior to joining NBMI in 2005, Ms. Fiorenza was Co-head of Municipal Securities at Weiss, Peck & Greer Investments, where she worked since 1988.

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CALIFORNIA MUNICIPAL BOND FUND

NEW JERSEY MUNICIPAL BOND FUND

McDonnell Investment Management, LLC: McDonnell Investment Management, LLC (McDonnell), located at 1515 West 22nd Street, 11th Floor, Oak Brook, IL 60523, serves as the Sub-Adviser to the California Municipal Bond and New Jersey Municipal Bond Funds. The day-to-day management and investment decisions for the Funds' portfolios are made by a portfolio management team led by Stephen Wlodarski, CFA, Managing Director, Dawn Daggy-Mangerson, Vice President and Senior Portfolio Manager and James Grabovac, CFA, Vice President and Senior Portfolio Manager. Mr. Wlodarski joined McDonnell in 2001. Prior to joining McDonnell in 2006, Ms. Mangerson served as Managing Director and Fixed Income Portfolio Manager at ABN/MRO/Chicago Capital Management. Mr. Grabovac was an independent futures trader before joining McDonnell in 2002, and prior to that, managed mutual funds for Invesco Funds Group and Stein Roe & Farnham.

TAX-ADVANTAGED INCOME FUND

Pacific Investment Management Company LLC: Pacific Investment Management Company LLC (PIMCO), located at 840 Newport Center Drive, Newport Beach, CA 92660, serves as a Sub-Adviser to the Tax-Advantaged Income Fund. John Cummings is the primary individual responsible for managing the portion of the High Yield Bond Fund's assets allocated to PIMCO. Mr. Cummings, Executive Vice President and Portfolio Manager, joined PIMCO as a Vice President in 2002, became a Senior Vice President in 2005 and became an Executive Vice President in 2007. Mr. Cummings has been Portfolio Manager since joining the firm in 2002.

Spectrum Asset Management, Inc.: Spectrum Asset Management, Inc. (Spectrum), located at 2 High Ridge Park, Stamford, CT 06905, serves as a Sub-Adviser to the Tax-Advantaged Income Fund. A team of investment professionals manages the portion of the Tax-Advantaged Income Fund's assets allocated to Spectrum. The team consists of Mark Lieb, Bernard Sussman and Phillip Jacoby. Mr. Lieb, Portfolio Manager and Chief Financial Officer, has been with Spectrum for 19 years. Mr. Sussman, Portfolio Manager and Chief Investment Officer, and Mr. Jacoby, Managing Director and Portfolio Manager, have each been with Spectrum for 11 years. Mr. Lieb, Mr. Sussman, and Mr. Jacoby have all held the same positions for the past five years.

The SAI provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership, if any, of securities in the Funds.

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PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class A Shares of the Funds. The Funds offer Class A Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business.

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' transfer agent (the Transfer Agent) or its authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Funds at their discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. Each Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Funds' view, is likely to engage in excessive trading (usually defined as four or more "round trips" in a Fund in any twelve-month period). For more information regarding the Funds' policies and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Funds are open for business each day that the NYSE is open (a Business Day). Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, a Fund (or its authorized intermediary) must receive your purchase order in proper form before 4:00 p.m., Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

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PRICING OF FUND SHARES

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price.

Debt securities, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value and is described in more detail in the SAI. SIMC or a Fund's Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds' administrator (the Administrator) if it believes that a particular pricing service is no longer a reliable source of prices. The Administrator, in turn, will notify the Fair Value Pricing Committee if it receives such notification from SIMC or a Fund's Sub-Adviser, as applicable, or if the Administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

The Funds' Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Funds' Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from the Funds' Adviser and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended, the security has been de-listed from a national exchange, the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer's industry, the prices of securities with similar characteristics (e.g., duration and credit quality), the liquidity of the security, the size of the holding in a Fund or any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

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MINIMUM PURCHASES

To purchase Class A Shares of the Funds for the first time, you must invest at least $100,000 in the Funds with minimum subsequent investments of at least $1,000. The Funds may accept investments of smaller amounts at their discretion.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Funds to incur unwanted taxable gains, and forcing the Funds to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading. These policies and procedures do not apply with respect to money market funds. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  if the shareholder conducts four or more "round trips" in a Fund (other than a money market fund) in any twelve-month period. A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.  if a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds in their sole discretion also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds' policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds' policies, the Funds may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds' monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

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While it is the Funds' intention that intermediaries trading in Fund shares will assist the Funds in enforcing the Funds' policies, certain intermediaries may be unable or unwilling to effectively enforce the Funds' trading or exchange restrictions. The Funds will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Funds believe short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Board of Trustees may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be

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taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class A Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares. For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

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The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the SEI funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the SEI funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Ten calendar days after each month end (the Disclosure Date), a list of the top ten portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Subsequently, a list of all portfolio holdings in each Fund shall be made available on the Portfolio Holdings Website on the first day of the month following the Disclosure Date. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about Federal, state and local income taxes. Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

The Funds will distribute substantially all of their net investment income and their net realized capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event.

The Funds, other than the Tax-Advantaged Income Fund, intend to make distributions the majority of which consist of exempt-interest dividends which are exempt from Federal income tax. The California, Massachusetts, New Jersey, New York, and Pennsylvania Municipal Bond Funds also intend to distribute income that is exempt from state (and in some cases, local) income taxes for residents of each such state. A portion of the income distributed by the Intermediate-Term Municipal Fund, the Short Duration Municipal Fund and the Tax-Advantaged Income Fund may be exempt from your state and local income taxes depending on the investments of the Funds. Each Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes as well as the Federal Alternative Minimum Tax. Other than the Tax-Advantaged Income Fund, it is not expected that any portion of the taxable income that may be generated by a Fund will be qualified dividend income.

The Tax-Advantaged Income Fund's taxable dividends may qualify for a dividends received deduction if you are a corporate shareholder or, in the case of individual shareholders, for the lower tax rates (currently 15%, or 5% for individuals in lower tax brackets) applicable to qualified dividend income (but only to the extent that such Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and the Fund). Absent further legislation, the maximum 15% rate on qualified dividend income will cease to apply to taxable years beginning after December 31, 2010.

While the Tax-Advantaged Income Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from Federal income tax in order to meet the requirements necessary to pay out exempt interest dividends to its shareholders, if the Tax-Advantaged Income Fund fails to meet this requirement, the income from all of its investments, including its municipal securities, may be subject to Federal income tax.

More information about taxes is in the Funds' SAI.

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FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended August 31, 2006 and 2007, has been audited by KPMG LLP, an independent registered public accounting firm. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. The information for the periods presented through August 31, 2005 has been audited by the Funds' previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

As of August 31, 2007, the Tax-Advantaged Income Fund had not commenced operations.

SEI TAX EXEMPT TRUST — FOR THE PERIOD ENDED AUGUST 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments		Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Intermediate-Term Municipal Fund
CLASS A
2007	$10.81	$0.39	*	$(0.18	)*	$0.21	$(0.39)	$—	$(0.39)	$10.63	1.94%	$1,152,018	0.60%	0.86%	3.62%	34.14%
2006	10.98	0.37	*	(0.14	)*	0.23	(0.37)	(0.03)	(0.40)	10.81	2.18	1,046,278	0.60	0.86	3.48	33.80
2005	11.12	0.37	*	(0.11	)*	0.26	(0.37)	(0.03)	(0.40)	10.98	2.39	973,512	0.60	0.87	3.33	26.71
2004	11.10	0.37	*	0.21	*	0.58	(0.37)	(0.19)	(0.56)	11.12	5.33	920,190	0.60	0.86	3.31	34.62
2003	11.46	0.40		(0.14)		0.26	(0.40)	(0.22)	(0.62)	11.10	2.31	824,103	0.60	0.87	3.53	41.87
Short Duration Municipal Fund
CLASS A
2007	$9.92	$0.31	*	$0.01	*	$0.32	$(0.31)	$—	$(0.31)	$9.93	3.23%	$292,216	0.60%	0.86%	3.12%	28.41%
2006	9.94	0.25	*	(0.02	)*	0.23	(0.25)	—	(0.25)	9.92	2.33	209,589	0.60	0.86	2.50	27.80
2005	10.02	0.16	*	(0.08	)*	0.08	(0.16)	—	(0.16)	9.94	0.83	125,927	0.60	0.86	1.71	17.74
2004 (1)	10.00	0.10	*	—	*	0.10	(0.08)	—	(0.08)	10.02	0.96	67,979	0.60	0.88	1.31	8.39

37

SEI / PROSPECTUS

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments		Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
California Municipal Bond Fund
CLASS A
2007	$10.18	$0.35	*	$(0.13	)*	$0.22	$(0.35)	$(0.01)	$(0.36)	$10.04	2.13%	$219,744	0.60%	0.86%	3.45%	13.86%
2006	10.36	0.35	*	(0.15	)*	0.20	(0.35)	(0.03)	(0.38)	10.18	2.03	196,102	0.60	0.87	3.50	32.22
2005	10.45	0.35	*	(0.07	)*	0.28	(0.35)	(0.02)	(0.37)	10.36	2.70	186,541	0.60	0.86	3.37	11.79
2004	10.34	0.34	*	0.24	*	0.58	(0.34)	(0.13)	(0.47)	10.45	5.78	183,733	0.60	0.86	3.30	29.46
2003	10.72	0.36		(0.20)		0.16	(0.36)	(0.18)	(0.54)	10.34	1.48	179,552	0.60	0.86	3.40	60.61
Massachusetts Municipal Bond Fund
CLASS A
2007	$9.94	$0.35	*	$(0.10	)*	$0.25	$(0.35)	$(0.01)	$(0.36)	$9.83	2.51%	$42,238	0.60%	0.86%	3.52%	13.13%
2006	10.18	0.35	*	(0.16	)*	0.19	(0.35)	(0.08)	(0.43)	9.94	1.96	37,268	0.60	0.86	3.53	13.50
2005	10.32	0.35	*	(0.08	)*	0.27	(0.35)	(0.06)	(0.41)	10.18	2.69	39,304	0.60	0.86	3.44	23.03
2004	10.24	0.34	*	0.25	*	0.59	(0.34)	(0.17)	(0.51)	10.32	5.91	41,249	0.60	0.86	3.35	33.60
2003	10.56	0.36		(0.11)		0.25	(0.36)	(0.21)	(0.57)	10.24	2.44	39,899	0.60	0.87	3.48	41.20
New Jersey Municipal Bond Fund
CLASS A
2007	$10.05	$0.34	*	$(0.10	)*	$0.24	$(0.34)	$— (2)	$(0.34)	$9.95	2.41%	$118,700	0.60%	0.86%	3.36%	20.73%
2006	10.21	0.34	*	(0.16	)*	0.18	(0.34)	—	(0.34)	10.05	1.83	90,527	0.60	0.87	3.40	16.55
2005	10.33	0.33	*	(0.12	)*	0.21	(0.33)	— (2)	(0.33)	10.21	2.13	75,784	0.60	0.86	3.24	29.25
2004	10.32	0.32	*	0.18	*	0.50	(0.32)	(0.17)	(0.49)	10.33	4.96	73,159	0.60	0.86	3.09	47.75
2003	10.60	0.35		(0.13)		0.22	(0.35)	(0.15)	(0.50)	10.32	2.06	62,708	0.60	0.87	3.31	35.06
New York Municipal Bond Fund
CLASS A
2007	$10.26	$0.35	*	$(0.06	)*	$0.29	$(0.35)	$— (2)	$(0.35)	$10.20	2.88%	$151,008	0.60%	0.86%	3.41%	8.45%
2006	10.44	0.35	*	(0.14	)*	0.21	(0.35)	(0.04)	(0.39)	10.26	2.03	133,089	0.60	0.86	3.38	12.58
2005	10.64	0.34	*	(0.14	)*	0.20	(0.34)	(0.06)	(0.40)	10.44	1.95	102,845	0.60	0.86	3.27	21.55
2004	10.47	0.35	*	0.25	*	0.60	(0.35)	(0.08)	(0.43)	10.64	5.82	97,570	0.60	0.86	3.27	17.22
2003	10.67	0.36		(0.07)		0.29	(0.36)	(0.13)	(0.49)	10.47	2.78	88,866	0.60	0.87	3.40	22.74

38

SEI / PROSPECTUS

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments		Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Pennsylvania Municipal Bond Fund
CLASS A
2007	$10.43	$0.42	*	$(0.15	)*	$0.27	$(0.42)	$—	$(0.42)	$10.28	2.61%	$77,775	0.60%	0.84%	4.04%	22.85%
2006	10.63	0.42	*	(0.18	)*	0.24	(0.42)	(0.02)	(0.44)	10.43	2.31	64,573	0.60	0.84	4.00	6.93
2005	10.85	0.42	*	(0.12	)*	0.30	(0.42)	(0.10)	(0.52)	10.63	2.88	55,224	0.60	0.85	3.92	12.28
2004	10.84	0.44	*	0.11	*	0.55	(0.44)	(0.10)	(0.54)	10.85	5.12	57,809	0.60	0.84	4.00	12.00
2003	10.95	0.48		(0.10)		0.38	(0.48)	(0.01)	(0.49)	10.84	3.48	56,268	0.60	0.85	4.35	19.73

* Per share calculations were performed using average shares.

† Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) The Short Duration Municipal Fund commenced operations on November 13, 2003. All ratios for the period have been annualized.

(2) Amount represents less than $0.01 per share.

Amounts designated as "—" are either $0 or have been rounded to $0.

39

Notes:

Notes:

Notes:

Notes:

Notes:

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2007 includes more detailed information about the SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Funds at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Tax Exempt Trust's Investment Company Act registration number is 811-03447.

SEI-F-008 (12/07)

SEI Tax Exempt Trust

Prospectus as of December 31, 2007

Intermediate-Term Municipal Fund
Short Duration Municipal Fund
California Municipal Bond Fund
Massachusetts Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
Pennsylvania Municipal Bond Fund
Tax-Advantaged Income Fund
Class A

SEI / PROSPECTUS

SEI TAX EXEMPT TRUST

About This Prospectus

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class B Shares of the Pennsylvania Municipal Bond Fund (the Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:

Principal Investment Strategies and Risks, Performance Information and Expenses	2

More Information About Fund Investments	5

Investment Adviser and Sub-Adviser	5

Purchasing and Selling Fund Shares	6

Disclosure of Portfolio Holdings Information	11

Dividends, Distributions and Taxes	12

Financial Highlights	13

How to Obtain More Information About SEI Tax Exempt Trust	Back Cover

SEI / PROSPECTUS

Municipal Securities

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security may also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

Risk/Return Information

The Pennsylvania Municipal Bond Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC or the Adviser) and one or more sub-advisers (each, a Sub-Adviser, and together, the Sub-Advisers) who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. SIMC acts as "manager of managers" for the Fund, and attempts to ensure that the Sub-Advisers comply with the Fund's investment policies and guidelines. SIMC also recommends the appointment of additional or replacement of Sub-Advisers to the Fund's Board of Trustees. No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which those securities trade. The estimated level of volatility for the Fund is set forth in the Fund Summary that follows. The effect on the Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

1

SEI / PROSPECTUS

PENNSYLVANIA MUNICIPAL BOND FUND

Fund Summary

Investment Goal:  Current income exempt from Federal and Pennsylvania income taxes consistent with the preservation of capital

Share Price Volatility:  Medium

Principal Investment Strategy:  Utilizing a sub-adviser experienced in selecting Pennsylvania municipal securities, the Fund invests in investment grade municipal securities

Investment Strategy

The Pennsylvania Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal and Pennsylvania state income taxes. The principal issuers of these securities are state and local governments and their agencies located in Pennsylvania, as well as Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of seven years or less. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities.

What are the Risks of Investing in the Fund?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of Pennsylvania municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of Pennsylvania municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

2

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for ten years. The performance information shown is based on full calendar years.

Best Quarter: 4.20% (09/30/02)

Worst Quarter: -2.36% (06/30/04)

The Fund's Class B total return from January 1, 2007 to September 30, 2007 was 2.37%.

This table compares the Fund's average annual total returns for Class B Shares for the periods ended December 31, 2006 to those of the Lehman Brothers MF Pennsylvania Intermediate Municipal Index.

Pennsylvania Municipal Bond Fund — Class B Shares	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	3.79%	4.60%	4.92%	5.59%
Return After Taxes on Distributions**	3.79%	4.53%	4.86%	5.51%
Return After Taxes on Distributions and Sale of Fund Shares**	3.92%	4.56%	4.87%	5.50%
Lehman Brothers MF Pennsylvania Intermediate Municipal Index (reflects no deduction for fees, expenses or taxes)***	3.85%	4.83%	5.18%	n/a†

* The inception date of the Fund's Class B Shares is August 14, 1989.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers MF Pennsylvania Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Pennsylvania and their agencies with maturities between 5 and 10 years. In prior years, the Fund's return had been compared to the Lehman Brothers 5-Year G.O. Index, but the Adviser believes that the Lehman Brothers MF Pennsylvania Intermediate Municipal Index better represents the Fund's investment strategy.

† The Lehman Brothers MF Pennsylvania Intermediate Municipal Index returns for the Since Inception period are not provided since Index returns are not available prior to June 30, 1993.

3

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class B Shares
Investment Advisory Fees	0.35%
Distribution (12b-1) Fees	None
Other Expenses	0.54%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	0.89	%**

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator and the Fund's distributor each voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Pennsylvania Municipal Bond Fund — Class B Shares	0.48%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Pennsylvania Municipal Bond Fund — Class B Shares	$91	$284	$493	$1,096

4

SEI / PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. However, the Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if SIMC or the Sub-Adviser believes the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER

SIMC acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund's assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund. As of November 30, 2007, SIMC had approximately $92.9 billion in assets under management. For the fiscal year ended August 31, 2007, SIMC received investment advisory fees, after fee waivers, of 0.27% of the average daily net assets of the Fund.

A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory and sub-advisory agreements is available in the Fund's annual report, which covers the period September 1, 2006 through August 31, 2007.

Sub-Adviser and Portfolio Manager

Standish Mellon Asset Management Co. LLC: Standish Mellon Asset Management Co. LLC (Standish), located at One Boston Place, Boston, MA 02108, serves as the Sub-Adviser to the Fund. Steven W. Harvey, Vice President, is responsible for the management of the assets allocated to Standish. Mr. Harvey is the Senior Portfolio Manager of tax-sensitive portfolios for institutional and high net worth clients. Prior to joining Standish in 2000, Mr. Harvey was director of fixed income investment at Appleton Partners, Inc.

The SAI provides additional information about the portfolio manager's compensation, other accounts he manages and his ownership, if any, of securities in the Fund.

5

SEI / PROSPECTUS

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class B Shares of the Fund. The Fund offers Class B Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business.

Financial institutions and intermediaries may purchase Class B Shares by placing orders with the Fund's transfer agent (the Transfer Agent) or its authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund's procedures and applicable law. The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as four or more "round trips" in the Fund in any twelve-month period). For more information regarding the Fund's policies and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund is open for business each day that the NYSE is open (a Business Day). The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 4:00 p.m., Eastern Time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

6

SEI / PROSPECTUS

PRICING OF FUND SHARES

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price.

Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value and is described in more detail in the SAI. SIMC or the Fund's Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Fund's administrator (the Administrator) if it believes that a particular pricing service is no longer a reliable source of prices. The Administrator, in turn, will notify the Fair Value Pricing Committee if it receives such notification from SIMC or the Fund's Sub-Adviser, as applicable, or if the Administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

The Fund's Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of the Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees. The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Fund's Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from the Fund's Adviser and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended, the security has been de-listed from a national exchange, the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer's industry, the prices of securities with similar characteristics (e.g., duration and credit quality), the liquidity of the security, the size of the holding in the Fund or any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

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MINIMUM PURCHASES

To purchase Class B Shares of the Fund for the first time, you must invest at least $100,000 in the Fund with minimum subsequent investments of at least $1,000. The Fund may accept investments of smaller amounts at its discretion.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Fund to deter short-term trading. These policies and procedures do not apply with respect to money market funds. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in the Fund in the following circumstances:

i.  if the shareholder conducts four or more "round trips" in the Fund (other than a money market fund) in any twelve-month period. A round trip involves the purchase of shares of the Fund and subsequent redemption of all or most of those shares. An exchange into and back out of the Fund in this manner is also considered a round trip.

ii.  if the Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Fund in its sole discretion also reserves the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Fund's policies are made uniformly and in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders. When applying the Fund's policies, the Fund may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Fund.

The Fund's monitoring techniques are intended to identify and deter short-term trading in the Fund. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund's

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monitoring techniques. Operational or technical limitations may also limit the Fund's ability to identify short-term trading activity.

While it is the Fund's intention that intermediaries trading in Fund shares will assist the Fund in enforcing the Fund's policies, certain intermediaries may be unable or unwilling to effectively enforce the Fund's trading or exchange restrictions. The Fund will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Fund believes short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans. The Fund's ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Board of Trustees may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or

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exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class B Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund's procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the Business Day following the day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

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Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class B Shares. For Class B Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. For Class B Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05%.

The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the SEI funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the SEI funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Fund's SAI. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Ten calendar days after each month end (the Disclosure Date), a list of the top ten portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Subsequently, a list of all portfolio holdings in the Fund shall be made available on the Portfolio Holdings Website on the first day of the month following the Disclosure Date. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund's policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about Federal, state and local income taxes. Below, the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event.

The Fund intends to make distributions consisting of exempt-interest dividends which are exempt from Federal income tax. The Fund also intends to distribute income that is exempt from Pennsylvania (and in some cases, local) income taxes. The Fund may also invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes, including the Federal alternative minimum tax. Income exempt from Federal tax may be subject to state and local taxes. It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

More information about taxes is in the Fund's SAI.

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FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class B Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended August 31, 2006 and 2007 has been audited by KPMG LLP, an independent registered public accounting firm. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. The information for the periods presented through August 31, 2005 has been audited by the Fund's previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST — FOR THE PERIODS ENDED AUGUST 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments		Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Pennsylvania Municipal Bond Fund
CLASS B
2007	$10.43	$0.43	*	$(0.15	)*	$0.28	$(0.43)	$—	$(0.43)	$10.28	2.74%	$27,767	0.48%	0.89%	4.16%	22.85%
2006	10.63	0.43	*	(0.18	)*	0.25	(0.43)	(0.02)	(0.45)	10.43	2.43	42,779	0.48	0.89	4.12	6.93
2005	10.85	0.43	*	(0.12	)*	0.31	(0.43)	(0.10)	(0.53)	10.63	3.00	43,088	0.48	0.89	4.04	12.28
2004	10.84	0.45	*	0.11	*	0.56	(0.45)	(0.10)	(0.55)	10.85	5.25	50,888	0.48	0.89	4.12	12.00
2003	10.95	0.49		(0.10)		0.39	(0.49)	(0.01)	(0.50)	10.84	3.60	61,992	0.48	0.90	4.47	19.73

* Per share calculations were performed using average shares.

† Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "—" are either $0 or have been rounded to $0.

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Notes:

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More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2007 includes more detailed information about the SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund's holdings and contain information from the Fund's managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Tax Exempt Trust's Investment Company Act registration number is 811-03447.

SEI-F-131 (12/07)

SEI Tax Exempt Trust

Prospectus as of December 31, 2007

Pennsylvania Municipal Bond Fund
Class B

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI / PROSPECTUS

SEI TAX EXEMPT TRUST

About This Prospectus

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the Institutional Tax Free Fund (the Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:

Principal Investment Strategies and Risks, Performance Information and Expenses	2

More Information About Fund Investments	5

Investment Adviser and Sub-Adviser	5

Purchasing and Selling Fund Shares	6

Disclosure of Portfolio Holdings Information	9

Dividends, Distributions and Taxes	10

Financial Highlights	11

How to Obtain More Information About SEI Tax Exempt Trust	Back Cover

SEI / PROSPECTUS

Municipal Securities

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security may also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

Risk/Return Information

The Institutional Tax Free Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC or the Adviser) and one or more sub-advisers (each, a Sub-Adviser, and together, the Sub-Advisers) who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. SIMC acts as "manager of managers" for the Fund, and attempts to ensure that the Sub-Advisers comply with the Fund's investment policies and guidelines. SIMC also recommends the appointment of additional or replacement of Sub-Advisers to the Fund's Board of Trustees. No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

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INSTITUTIONAL TAX FREE FUND

Fund Summary

Investment Goal:  Preserving principal value and maintaining a high degree of liquidity while providing current income exempt from Federal income taxes

Share Price Volatility:  Very low

Principal Investment Strategy:  Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in high quality, short-term tax-exempt money market securities

Investment Strategy

The Institutional Tax Free Fund will invest, under normal circumstances: (i) at least 80% of its net assets in municipal money market securities that pay interest that is exempt from Federal income taxes and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Sub-Adviser purchases liquid securities with appropriate maturities (i.e., that meet the maturity requirements imposed by Rule 2a-7 under the Investment Company Act of 1940, as amended) that offer competitive yields, and that are issued by financially sound issuers. The Sub-Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund utilizes the Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax-exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.

What are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's securities may change in value in response to changes in interest rates and other factors. In addition, actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.04% (12/31/00)

Worst Quarter: 0.17% (09/30/03)

The Fund's Class A total return from January 1, 2007 to September 30, 2007 was 2.57%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2006.

Class A Shares	1 Year	5 Years	10 Years	Since Inception*
Institutional Tax Free Fund	3.16%	1.68%	2.50%	3.57%

* The inception date of the Fund's Class A Shares is November 3, 1982.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.04%
Distribution (12b-1) Fees	None
Other Expenses	0.65%
Total Annual Fund Operating Expenses	0.69%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator and the Fund's distributor each voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Institutional Tax Free Fund — Class A Shares	0.33%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Tax Free Fund — Class A Shares	$70	$221	$384	$859

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MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. However, the Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER

SIMC acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund's assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund. As of November 30, 2007, SIMC had approximately $92.9 billion in assets under management. For the fiscal year ended August 31, 2007, SIMC received investment advisory fees of 0.04% of the average daily net assets of the Fund.

A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory and sub-advisory agreements is available in the Fund's annual report, which covers the period September 1, 2006 through August 31, 2007.

Sub-Adviser and Portfolio Manager

Neuberger Berman Management Inc.: Neuberger Berman Management Inc. (NBMI), located at 605 Third Avenue, New York, NY 10158, serves as the Sub-Adviser to the Fund. Janet Fiorenza, Managing Director, is responsible for the management of the assets allocated to NBMI. Ms. Fiorenza is the Head of Municipal Cash Management. Prior to joining NBMI in 2005, Ms. Fiorenza was Co-Head of Municipal Securities at Weiss, Peck & Greer Investments, where she worked since 1988.

The SAI provides additional information about the portfolio manager's compensation, other accounts she manages and her ownership, if any, of securities in the Fund.

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PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class A Shares of the Fund. The Fund offers Class A Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business. However, the Fund may close early on days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Fund's transfer agent (the Transfer Agent) or its authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund's procedures and applicable law. The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund is open for business each day that the NYSE is open (a Business Day). The Fund calculates its NAV once each Business Day as of 3:00 p.m., Eastern Time, or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 3:00 p.m., Eastern Time and federal funds (readily available funds) before 3:00 p.m., Eastern Time.

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PRICING OF FUND SHARES

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. It is described in greater detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price. Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and forcing the Fund to hold excess levels of cash.

The Board of Trustees has not adopted a policy and procedures on behalf of the Fund with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Fund's expectation that, as a money market fund, it will be used by certain investors for short-term investment purposes.

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

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The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class A Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. The Fund must receive your redemption request before 1:30 p.m., Eastern Time for your redemption to be processed that day.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum, $100,000 for Class A Shares of the Fund, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

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SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. SIDCo. has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Fund. SIDCo. has no current intention to discontinue this voluntary waiver.

The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the SEI funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the SEI funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Fund's SAI. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Ten calendar days after each month end, a list of the top ten portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Fifteen days after the end of each month, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund's policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about Federal, state and local income taxes. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

The Fund intends to make distributions consisting of exempt-interest dividends which are exempt from Federal income tax. The Fund may also invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes, including the Federal alternative minimum tax. Income exempt from Federal tax may be subject to state and local taxes. It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

More information about taxes is in the Fund's SAI.

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FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class A Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended August 31, 2006 and 2007 has been audited by KPMG LLP, an independent registered public accounting firm. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. The information for the periods presented through August 31, 2005 has been audited by the Fund's previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST — FOR THE PERIODS ENDED AUGUST 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments		Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Institutional Tax Free Fund
CLASS A
2007	$1.00	$0.033	*	$—	*	$0.033	$(0.033)	$—	$(0.033)	$1.00	3.39%	$920,166	0.33%	0.69%	3.34%
2006	1.00	0.029	*	—	*	0.029	(0.029)	—	(0.029)	1.00	2.90	786,745	0.33	0.69	2.85
2005	1.00	0.017	*	—	*	0.017	(0.017)	—	(0.017)	1.00	1.72	813,440	0.33	0.68	1.70
2004	1.00	0.008	*	—	*	0.008	(0.008)	—	(0.008)	1.00	0.79	862,511	0.33	0.68	0.78
2003	1.00	0.010		—		0.010	(0.010)	—	(0.010)	1.00	1.01	1,112,175	0.33	0.67	1.00

* Per share calculations were performed using average shares.

† Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "—" are either $0 or have been rounded to $0.

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Notes:

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2007 includes more detailed information about the SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund's holdings. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Tax Exempt Trust's Investment Company Act registration number is 811-03447.

CMS-F-004 (12/07)

SEI Tax Exempt Trust

Prospectus as of December 31, 2007

Institutional Tax Free Fund
Class A

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI / PROSPECTUS

SEI TAX EXEMPT TRUST

About This Prospectus

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class B Shares of the Institutional Tax Free Fund (the Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:

SEI / PROSPECTUS

Municipal Securities

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security may also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

Risk/Return Information

The Institutional Tax Free Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC or the Adviser) and one or more sub-advisers (each, a Sub-Adviser, and together, the Sub-Advisers) who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. SIMC acts as "manager of managers" for the Fund, and attempts to ensure that the Sub-Advisers comply with the Fund's investment policies and guidelines. SIMC also recommends the appointment of additional or replacement of Sub-Advisers to the Fund's Board of Trustees. No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

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INSTITUTIONAL TAX FREE FUND

Fund Summary

Investment Goal:  Preserving principal value and maintaining a high degree of liquidity while providing current income exempt from Federal income taxes

Share Price Volatility:  Very low

Principal Investment Strategy:  Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in high quality, short-term tax-exempt money market securities

Investment Strategy

The Institutional Tax Free Fund will invest, under normal circumstances: (i) at least 80% of its net assets in municipal money market securities that pay interest that is exempt from Federal income taxes and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Sub-Adviser purchases liquid securities with appropriate maturities (i.e., that meet the maturity requirements imposed by Rule 2a-7 under the Investment Company Act of 1940, as amended) that offer competitive yields, and that are issued by financially sound issuers. The Sub-Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund utilizes the Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax-exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.

What are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's securities may change in value in response to changes in interest rates and other factors. In addition, actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for ten years. The performance information shown is based on full calendar years.

Best Quarter: 0.97% (12/31/00)

Worst Quarter: 0.10% (09/30/03)

The Fund's Class B total return from January 1, 2007 to September 30, 2007 was 2.34%.

This table shows the Fund's average annual total returns for Class B Shares for the periods ended December 31, 2006.

Class B Shares	1 Year	5 Years	10 Years	Since Inception*
Institutional Tax Free Fund	2.86%	1.37%	2.19%	2.56%

* The inception date of the Fund's Class B Shares is October 15, 1990.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class B Shares
Investment Advisory Fees	0.04%
Distribution (12b-1) Fees	None
Other Expenses	0.70%
Total Annual Fund Operating Expenses	0.74%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator voluntarily waived a portion of its fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses were as follows:

Institutional Tax Free Fund — Class B Shares	0.63%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Tax Free Fund — Class B Shares	$76	$237	$411	$918

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MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. However, the Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER

SIMC acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund's assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund. As of November 30, 2007, SIMC had approximately $92.9 billion in assets under management. For the fiscal year ended August 31, 2007, SIMC received investment advisory fees of 0.04% of the average daily net assets of the Fund.

A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory and sub-advisory agreements is available in the Fund's annual report, which covers the period September 1, 2006 through August 31, 2007.

Sub-Adviser and Portfolio Manager

Neuberger Berman Management Inc.: Neuberger Berman Management Inc. (NBMI), located at 605 Third Avenue, New York, NY 10158, serves as the Sub-Adviser to the Fund. Janet Fiorenza, Managing Director, is responsible for the management of the assets allocated to NBMI. Ms. Fiorenza is the Head of Municipal Cash Management. Prior to joining NBMI in 2005, Ms. Fiorenza was Co-Head of Municipal Securities at Weiss, Peck & Greer Investments, where she worked since 1988.

The SAI provides additional information about the portfolio manager's compensation, other accounts she manages and her ownership, if any, of securities in the Fund.

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PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class B Shares of the Fund. The Fund offers Class B Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business. However, the Fund may close early on days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class B Shares by placing orders with the Fund's transfer agent (the Transfer Agent) or its authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund's procedures and applicable law. The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund is open for business each day that the NYSE is open (a Business Day). The Fund calculates its NAV once each Business Day as of 3:00 p.m., Eastern Time, or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 3:00 p.m., Eastern Time and federal funds (readily available funds) before 3:00 p.m., Eastern Time.

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PRICING OF FUND SHARES

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. It is described in greater detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price. Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and forcing the Fund to hold excess levels of cash.

The Board of Trustees has not adopted a policy and procedures on behalf of the Fund with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Fund's expectation that as a money market fund, it will be used by certain investors for short-term investment purposes.

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

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SEI / PROSPECTUS

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class B Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. The Fund must receive your redemption request before 1:30 p.m., Eastern Time for your redemption to be processed that day.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

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INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum, $100,000 for Class B Shares of the Fund, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class B Shares. For Class B Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. For Class B Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05%.

The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the SEI funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the SEI funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Fund's SAI. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Ten calendar days after each month end, a list of the top ten portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Fifteen days after the end of each month, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund's policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about Federal, state and local income taxes. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

The Fund intends to make distributions consisting of exempt-interest dividends which are exempt from Federal income tax. The Fund may also invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes, including the Federal alternative minimum tax. Income exempt from Federal tax may be subject to state and local taxes. It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

More information about taxes is in the Fund's SAI.

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FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class B Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended August 31, 2006 and 2007, has been audited by KPMG LLP, an independent registered public accounting firm. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. The information for the periods presented through August 31, 2005 has been audited by the Fund's previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST — FOR THE PERIODS ENDED AUGUST 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

	Net Asset Value Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments		Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Institutional Tax Free Fund
CLASS B
2007	$1.00	$0.030	*	$—	*	$0.030	$(0.030)	$—	$(0.030)	$1.00	3.09%	$329,241	0.63%	0.74%	3.04%
2006	1.00	0.026	*	—	*	0.026	(0.026)	—	(0.026)	1.00	2.59	297,434	0.63	0.74	2.55
2005	1.00	0.014	*	—	*	0.014	(0.014)	—	(0.014)	1.00	1.41	273,316	0.63	0.73	1.41
2004	1.00	0.005	*	—	*	0.005	(0.005)	—	(0.005)	1.00	0.49	239,435	0.63	0.73	0.49
2003	1.00	0.007		—		0.007	(0.007)	—	(0.007)	1.00	0.70	251,836	0.63	0.72	0.71

* Per share calculations were performed using average shares.

† Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "—" are either $0 or have been rounded to $0.

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Notes:

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2007 includes more detailed information about the SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund's holdings. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Tax Exempt Trust's Investment Company Act registration number is 811-03447.

CMS-F-006 (12/07)

SEI Tax Exempt Trust

Prospectus as of December 31, 2007

Institutional Tax Free Fund
Class B

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI / PROSPECTUS

SEI TAX EXEMPT TRUST

About This Prospectus

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class C Shares of the Institutional Tax Free Fund (the Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:

Principal Investment Strategies and Risks, Performance Information and Expenses	2

More Information About Fund Investments	5

Investment Adviser and Sub-Adviser	5

Purchasing and Selling Fund Shares	6

Disclosure of Portfolio Holdings Information	9

Dividends, Distributions and Taxes	10

Financial Highlights	11

How to Obtain More Information About SEI Tax Exempt Trust	Back Cover

SEI / PROSPECTUS

Municipal Securities

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security may also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

Risk/Return Information

The Institutional Tax Free Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC or the Adviser) and one or more sub-advisers (each, a Sub-Adviser, and together, the Sub-Advisers) who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. SIMC acts as "manager of managers" for the Fund, and attempts to ensure that the Sub-Advisers comply with the Fund's investment policies and guidelines. SIMC also recommends the appointment of additional or replacement of Sub-Advisers to the Fund's Board of Trustees. No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

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INSTITUTIONAL TAX FREE FUND

Fund Summary

Investment Goal:  Preserving principal value and maintaining a high degree of liquidity while providing current income exempt from Federal income taxes

Share Price Volatility:  Very low

Principal Investment Strategy:  Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in high quality, short-term tax-exempt money market securities

Investment Strategy

The Institutional Tax Free Fund will invest, under normal circumstances: (i) at least 80% of its net assets in municipal money market securities that pay interest that is exempt from Federal income taxes and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Sub-Adviser purchases liquid securities with appropriate maturities (i.e., that meet the maturity requirements imposed by Rule 2a-7 under the Investment Company Act of 1940, as amended) that offer competitive yields, and that are issued by financially sound issuers. The Sub-Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund utilizes the Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax-exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.

What are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's securities may change in value in response to changes in interest rates and other factors. In addition, actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for ten years. The performance information shown is based on full calendar years.

Best Quarter: 0.92% (12/31/00)

Worst Quarter: 0.05% (09/30/03)

The Fund's Class C total return from January 1, 2007 to September 30, 2007 was 2.18%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ended December 31, 2006.

Class C Shares	1 Year	5 Years	10 Years	Since Inception*
Institutional Tax Free Fund	2.65%	1.17%	1.99%	2.10%

* The inception date of the Fund's Class C Shares is September 11, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class C Shares
Investment Advisory Fees	0.04%
Distribution (12b-1) Fees	None
Other Expenses	0.90%
Total Annual Fund Operating Expenses	0.94%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator voluntarily waived a portion of its fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses were as follows:

Institutional Tax Free Fund — Class C Shares	0.83%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Tax Free Fund — Class C Shares	$96	$300	$520	$1,155

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MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. However, the Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER

SIMC acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund's assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund. As of November 30, 2007, SIMC had approximately $92.9 billion in assets under management. For the fiscal year ended August 31, 2007, SIMC received investment advisory fees of 0.04% of the average daily net assets of the Fund.

A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory and sub-advisory agreements is available in the Fund's annual report, which covers the period September 1, 2006 through August 31, 2007.

Sub-Adviser and Portfolio Manager

Neuberger Berman Management Inc.: Neuberger Berman Management Inc. (NBMI), located at 605 Third Avenue, New York, NY 10158, serves as the Sub-Adviser to the Fund. Janet Fiorenza, Managing Director, is responsible for the management of the assets allocated to NBMI. Ms. Fiorenza is the Head of Municipal Cash Management. Prior to joining NBMI in 2005, Ms. Fiorenza was Co-Head of Municipal Securities at Weiss, Peck & Greer Investments, where she worked since 1988.

The SAI provides additional information about the portfolio manager's compensation, other accounts she manages and her ownership, if any, of securities in the Fund.

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SEI / PROSPECTUS

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class C Shares of the Fund. The Fund offers Class C Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business. However, the Fund may close early on days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class C Shares by placing orders with the Fund's transfer agent (the Transfer Agent) or its authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund's procedures and applicable law. The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund is open for business each day that the NYSE is open (a Business Day). The Fund calculates its NAV once each Business Day as of 3:00 p.m., Eastern Time, or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 3:00 p.m., Eastern Time and federal funds (readily available funds) before 3:00 p.m., Eastern Time.

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PRICING OF FUND SHARES

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. It is described in greater detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price. Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and forcing the Fund to hold excess levels of cash.

The Board of Trustees has not adopted a policy and procedures on behalf of the Fund with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Fund's expectation that, as a money market fund, it will be used by certain investors for short-term investment purposes.

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

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The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class C Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. The Fund must receive your redemption request before 1:30 p.m., Eastern Time for your redemption to be processed that day.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum, $100,000 for Class C Shares of the Fund, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

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SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class C Shares. For Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. For Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.25%.

The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the SEI funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the SEI funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Fund's SAI. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Ten calendar days after each month end, a list of the top ten portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Fifteen days after the end of each month, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund's policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about Federal, state and local income taxes. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

The Fund intends to make distributions consisting of exempt-interest dividends which are exempt from Federal income tax. The Fund may also invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes, including the Federal alternative minimum tax. Income exempt from Federal tax may be subject to state and local taxes. It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

More information about taxes is in the Fund's SAI.

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FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class C Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended August 31, 2006 and 2007 has been audited by KPMG LLP, an independent registered public accounting firm. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. The information for the periods presented through August 31, 2005 has been audited by the Fund's previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST — FOR THE PERIODS ENDED AUGUST 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments		Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Institutional Tax Free Fund
CLASS C
2007	$1.00	$0.028	*	$—	*	$0.028	$(0.028)	$—	$(0.028)	$1.00	2.87%	$33,056	0.83%	0.94%	2.85%
2006	1.00	0.024	*	—	*	0.024	(0.024)	—	(0.024)	1.00	2.38	21,541	0.83	0.94	2.37
2005	1.00	0.012	*	—	*	0.012	(0.012)	—	(0.012)	1.00	1.21	29,893	0.83	0.93	1.22
2004	1.00	0.003	*	—	*	0.003	(0.003)	—	(0.003)	1.00	0.29	29,157	0.83	0.93	0.29
2003	1.00	0.005		—		0.005	(0.005)	—	(0.005)	1.00	0.50	37,052	0.83	0.92	0.52

* Per share calculations were performed using average shares.

† Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "—" are either $0 or have been rounded to $0.

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Notes:

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2007 includes more detailed information about the SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund's holdings. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Tax Exempt Trust's Investment Company Act registration number is 811-03447.

CMS-F-025 (12/07)

SEI Tax Exempt Trust

Prospectus as of December 31, 2007

Institutional Tax Free Fund
Class C

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI / PROSPECTUS

SEI TAX EXEMPT TRUST

About This Prospectus

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the Tax Free Fund (the Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:

Principal Investment Strategies and Risks, Performance Information and Expenses	2

More Information About Fund Investments	5

Investment Adviser and Sub-Adviser	5

Purchasing and Selling Fund Shares	5

Disclosure of Portfolio Holdings Information	9

Dividends, Distributions and Taxes	10

Financial Highlights	11

How to Obtain More Information About SEI Tax Exempt Trust	Back Cover

SEI / PROSPECTUS

Municipal Securities

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security may also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

Risk/Return Information

The Tax Free Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC or the Adviser) and one or more sub-advisers (each, a Sub-Adviser, and together, the Sub-Advisers) who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. SIMC acts as "manager of managers" for the Fund, and attempts to ensure that the Sub-Advisers comply with the Fund's investment policies and guidelines. SIMC also recommends the appointment of additional or replacement of Sub-Advisers to the Fund's Board of Trustees. No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

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TAX FREE FUND

Fund Summary

Investment Goal:  Preserving principal value and maintaining a high degree of liquidity while providing current income exempt from Federal income taxes

Share Price Volatility:  Very low

Principal Investment Strategy:  Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in high quality, short-term tax-exempt money market securities

Investment Strategy

The Tax Free Fund will invest, under normal circumstances: (i) at least 80% of its net assets in municipal money market securities that pay interest that is exempt from Federal income taxes and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Sub-Adviser purchases liquid securities with appropriate maturities (i.e., that meet the maturity requirements imposed by Rule 2a-7 under the Investment Company Act of 1940, as amended) that offer competitive yields, and that are issued by financially sound issuers. The Sub-Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund utilizes the Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax-exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.

What are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's securities may change in value in response to changes in interest rates and other factors. In addition, actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings.

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Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.00% (12/31/00)

Worst Quarter: 0.13% (09/30/03)

The Fund's Class A total return from January 1, 2007 to September 30, 2007 was 2.48%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2006.

Class A Shares	1 Year	5 Years	10 Years	Since Inception*
Tax Free Fund	3.04%	1.54%	2.36%	3.45%

* The inception date of the Fund's Class A Shares is November 12, 1982.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.04%
Distribution (12b-1) Fees	None
Other Expenses	0.64%
Total Annual Fund Operating Expenses	0.68%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's distributor voluntarily waived a portion of its fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's distributor may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses were as follows:

Tax Free Fund — Class A Shares	0.45%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Tax Free Fund — Class A Shares	$69	$218	$379	$847

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MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. However, the Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER

SIMC acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund's assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund. As of November 30, 2007, SIMC had approximately $92.9 billion in assets under management. For the fiscal year ended August 31, 2007, SIMC received investment advisory fees of 0.04% of the average daily net assets of the Fund.

A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory and sub-advisory agreements is available in the Fund's annual report, which covers the period September 1, 2006 through August 31, 2007.

Sub-Adviser and Portfolio Manager

Neuberger Berman Management Inc.: Neuberger Berman Management Inc. (NBMI), located at 605 Third Avenue, New York, NY 10158, serves as the Sub-Adviser to the Fund. Janet Fiorenza, Managing Director, is responsible for the management of the assets allocated to NBMI. Ms. Fiorenza is the Head of Municipal Cash Management. Prior to joining NBMI in 2005, Ms. Fiorenza was Co-Head of Municipal Securities at Weiss, Peck & Greer Investments, where she worked since 1988.

The SAI provides additional information about the portfolio manager's compensation, other accounts she manages and her ownership, if any, of securities in the Fund.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class A Shares of the Fund. The Fund offers Class A Shares only to financial institutions or intermediaries for their own or

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their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business. However, the Fund may close early on days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Fund's transfer agent (the Transfer Agent) or its authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund's procedures and applicable law. The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund is open for business each day that the NYSE is open (a Business Day). The Fund calculates its NAV once each Business Day as of 4:00 p.m., Eastern Time, or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 4:00 p.m., Eastern Time and federal funds (readily available funds) before 4:00 p.m., Eastern Time.

PRICING OF FUND SHARES

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and

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thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. It is described in greater detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price. Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and forcing the Fund to hold excess levels of cash.

The Board of Trustees has not adopted a policy and procedures on behalf of the Fund with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Fund's expectation that, as a money market fund, it will be used by certain investors for short-term investment purposes.

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity.

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Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class A Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. The Fund must receive your redemption request before 2:00 p.m., Eastern Time for your redemption to be processed that day.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum, $100,000 for Class A Shares of the Fund, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

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TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. SIDCo. has voluntarily agreed to waive a portion of the shareholder servicing fees applicable to Class A Shares of the Fund. SIDCo. has no current intention to discontinue this voluntary waiver.

The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the SEI funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the SEI funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Fund's SAI. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Ten calendar days after each month end (the Disclosure Date), a list of the top ten portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Subsequently, a list of all portfolio holdings in the Fund shall be made available on the Portfolio Holdings Website on the first day of the month following the Disclosure Date. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund's policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

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SEI / PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about Federal, state and local income taxes. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

The Fund intends to make distributions consisting of exempt-interest dividends which are exempt from Federal income tax. The Fund may also invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes, including the Federal alternative minimum tax. Income exempt from Federal tax may be subject to state and local taxes. It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

More information about taxes is in the Fund's SAI.

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FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class A Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended August 31, 2006 and 2007 has been audited by KPMG LLP, an independent registered public accounting firm. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. The information for the periods presented through August 31, 2005 has been audited by the Fund's previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST — FOR THE PERIODS ENDED AUGUST 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments		Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Tax Free Fund
CLASS A
2007	$1.00	$0.032	*	$—	*	$0.032	$(0.032)	$—	$(0.032)	$1.00	3.28%	$707,142	0.45%	0.68%	3.23%
2006	1.00	0.027	*	—	*	0.027	(0.027)	—	(0.027)	1.00	2.76	667,587	0.45	0.69	2.72
2005	1.00	0.016	*	—	*	0.016	(0.016)	—	(0.016)	1.00	1.58	732,760	0.45	0.68	1.58
2004	1.00	0.007	*	—	*	0.007	(0.007)	—	(0.007)	1.00	0.65	782,314	0.45	0.68	0.66
2003	1.00	0.009		—		0.009	(0.009)	—	(0.009)	1.00	0.86	884,503	0.45	0.68	0.84

* Per share calculations were performed using average shares.

† Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "—" are either $0 or have been rounded to $0.

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Notes:

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2007 includes more detailed information about the SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund's holdings. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Tax Exempt Trust's Investment Company Act registration number is 811-03447.

CMS-F-003 (12/07)

SEI Tax Exempt Trust

Prospectus as of December 31, 2007

Tax Free Fund
Class A

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI / PROSPECTUS

SEI TAX EXEMPT TRUST

About This Prospectus

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class B Shares of the Massachusetts Tax Free Money Market Fund (the Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:

Principal Investment Strategies and Risks, Performance Information and Expenses	2

More Information About Fund Investments	6

Investment Adviser and Sub-Adviser	6

Purchasing and Selling Fund Shares	7

Disclosure of Portfolio Holdings Information	10

Dividends, Distributions and Taxes	11

Financial Highlights	12

How to Obtain More Information About SEI Tax Exempt Trust	Back Cover

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Municipal Securities

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security may also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

Risk/Return Information

The Massachusetts Tax Free Money Market Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC or the Adviser) and one or more sub-advisers (each, a Sub-Adviser, and together, the Sub-Advisers) who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. SIMC acts as "manager of managers" for the Fund, and attempts to ensure that the Sub-Advisers comply with the Fund's investment policies and guidelines. SIMC also recommends the appointment of additional or replacement of Sub-Advisers to the Fund's Board of Trustees. No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

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MASSACHUSETTS TAX FREE MONEY MARKET FUND

Fund Summary

Investment Goal:  Preserving principal value and maintaining a high degree of liquidity while providing current income exempt from Federal and, to the extent possible, Massachusetts state personal income taxes

Share Price Volatility:  Very low

Principal Investment Strategy:  Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in high quality, short-term Massachusetts municipal money market securities

Investment Strategy

The Massachusetts Tax Free Money Market Fund will invest, under normal circumstances: (i) at least 80% of its net assets in municipal money market securities that pay interest that is exempt from Federal and Massachusetts state income taxes and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The principal issuers of these securities are state and local governments and their agencies located in Massachusetts, as well as Puerto Rico and other U.S. territories and possessions.

The Sub-Adviser purchases liquid securities with appropriate maturities (i.e., that meet the maturity requirements imposed by Rule 2a-7 under the Investment Company Act of 1940, as amended) that offer competitive yields, and that are issued by financially sound issuers. The Sub-Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund utilizes the Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes and tax-exempt commercial paper. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.

What are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of issuers of Massachusetts municipal securities to repay principal and to make interest payments on securities owned by the Fund. Changes to the financial condition of Massachusetts municipal issuers also may adversely affect the value of the Fund's securities. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Fund. In addition, actual or perceived erosion of the creditworthiness of Massachusetts municipal

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issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Massachusetts obligations than a mutual fund which does not have as great a concentration in Massachusetts municipal obligations.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for five years. The performance information shown is based on full calendar years.

Best Quarter: 0.77% (12/31/06)

Worst Quarter: 0.10% (09/30/03)

The Fund's Class B total return from January 1, 2007 to September 30, 2007 was 2.39%.

This table shows the Fund's average annual total returns for Class B Shares for the periods ended December 31, 2006.

Class B Shares	1 Year	5 Years	Since Inception*
Massachusetts Tax Free Money Market Fund	2.91%	1.38%	1.41%

* The inception date of the Fund's Class B Shares is May 16, 2001.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class B Shares
Investment Advisory Fees	0.04%
Distribution (12b-1) Fees	None
Other Expenses	0.57%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	0.61	%**

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator voluntarily waived a portion of its fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses were as follows:

Massachusetts Tax Free Money Market Fund — Class B Shares	0.55%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Massachusetts Tax Free Money Market Fund — Class B Shares	$62	$195	$340	$762

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MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. However, the Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER

SIMC acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund's assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund. As of November 30, 2007, SIMC had more than $92.9 billion in assets under management. For the fiscal year ended August 31, 2007, SIMC received investment advisory fees of 0.04% of the average daily net assets of the Fund.

A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory and sub-advisory agreements is available in the Fund's annual report, which covers the period September 1, 2006 through August 31, 2007.

Sub-Adviser and Portfolio Manager

Neuberger Berman Management Inc.: Neuberger Berman Management Inc. (NBMI), located at 605 Third Avenue, New York, NY 10158, serves as the Sub-Adviser to the Fund. Janet Fiorenza, Managing Director, is responsible for the management of the assets allocated to NBMI. Ms. Fiorenza is the Head of Municipal Cash Management. Prior to joining NBMI in 2005, Ms. Fiorenza was Co-Head of Municipal Securities at Weiss, Peck & Greer Investments, where she worked since 1988.

The SAI provides additional information about the portfolio manager's compensation, other accounts she manages and her ownership, if any, of securities in the Fund.

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PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class B Shares of the Fund. The Fund offers Class B Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business. However, the Fund may close early on days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class B Shares by placing orders with the Fund's transfer agent (the Transfer Agent) or its authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund's procedures and applicable law. The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund is open for business each day that the NYSE is open (a Business Day). The Fund calculates its NAV once each Business Day as of 2:00 p.m., Eastern Time, or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 2:00 p.m., Eastern Time and federal funds (readily available funds) before 2:00 p.m., Eastern Time.

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PRICING OF FUND SHARES

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. It is described in greater detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price. Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and forcing the Fund to hold excess levels of cash.

The Board of Trustees has not adopted a policy and procedures on behalf of the Fund with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Fund's expectation that, as a money market fund, it will be used by certain investors for short-term investment purposes.

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

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The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class B Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. The Fund must receive your redemption request before 2:00 p.m., Eastern Time for your redemption to be processed that day.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum, $100,000 for Class B Shares of the Fund, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

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SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class B Shares. For Class B Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. For Class B Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05%.

The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the SEI funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the SEI funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Fund's SAI. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Ten calendar days after each month end, a list of the top ten portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Fifteen days after the end of each month, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund's policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about Federal, state and local income taxes. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

The Fund intends to make distributions consisting of exempt-interest dividends which are exempt from Federal income tax. The Fund also intends to distribute income that is exempt from Massachusetts state income taxes. The Fund may also invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes, including the Federal alternative minimum tax. Income exempt from Federal tax may be subject to state and local taxes. It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

More information about taxes is in the Fund's SAI.

11

SEI / PROSPECTUS

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class B Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended August 31, 2006 and 2007, has been audited by KPMG LLP, an independent registered public accounting firm. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. The information for the periods presented through August 31, 2005 has been audited by the Fund's previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST — FOR THE PERIODS ENDED AUGUST 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments		Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Massachusetts Tax Free Money Market Fund
CLASS B
2007	$1.00	$0.031	*	$—	*	$0.031	$(0.031)	$—	$(0.031)	$1.00	3.15%	$100,523	0.55%	0.61%	3.11%
2006	1.00	0.026	*	—	*	0.026	(0.026)	—	(0.026)	1.00	2.65	104,205	0.55	0.62	2.59
2005	1.00	0.014	*	—	*	0.014	(0.014)	—	(0.014)	1.00	1.45	87,526	0.55	0.60	1.47
2004	1.00	0.005	*	—	*	0.005	(0.005)	—	(0.005)	1.00	0.51	56,648	0.55	0.59	0.51
2003	1.00	0.007		—		0.007	(0.007)	—	(0.007)	1.00	0.69	65,815	0.55	0.60	0.69

* Per share calculations were performed using average shares.

† Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "—" are either $0 or have been rounded to $0.

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Notes:

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2007 includes more detailed information about the SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund's holdings. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Tax Exempt Trust's Investment Company Act registration number is 811-03447.

CMS-F-011 (12/07)

SEI Tax Exempt Trust

Prospectus as of December 31, 2007

Massachusetts Tax Free Money Market Fund
Class B

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI TAX EXEMPT TRUST

CLASS C SHARES

PROSPECTUS

December 31, 2007

MASSACHUSETTS TAX FREE MONEY MARKET FUND

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Adviser:

NEUBERGER BERMAN MANAGEMENT INC.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

1

About This Prospectus

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds).  The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients.  This prospectus gives you important information about the Class C Shares of the Massachusetts Tax Free Money Market Fund (the Fund) that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return.  For more detailed information about the Fund, please see:

Page
PRINCIPAL INVESTMENT STRATEGIES AND RISKS,
PERFORMANCE INFORMATION AND EXPENSES	4
MORE INFORMATION ABOUT FUND INVESTMENTS	8
INVESTMENT ADVISER AND SUB-ADVISER	8
PURCHASING AND SELLING FUND SHARES	9
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	12
DIVIDENDS, DISTRIBUTIONS AND TAXES	13
FINANCIAL HIGHLIGHTS	14
HOW TO OBTAIN MORE INFORMATION ABOUT
SEI TAX EXEMPT TRUST	Back Cover

2

MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities.  Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations.  The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues.  Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality.  Rising interest rates will generally cause municipal securities to decline in value.  Longer-term securities respond more sharply to interest rate changes than do shorter-term securities.  A municipal security may also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments.  A strategy to invest in investment grade securities reduces but does not eliminate this risk.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor’s state of residence.  Even so, income from certain obligations may be subject to Federal alternative minimum tax.

RISK/RETURN INFORMATION

The Massachusetts Tax Free Money Market Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal.  The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC or the Adviser) and one or more sub-advisers (each, a Sub-Adviser, and together, the Sub-Advisers) who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goal. SIMC acts as “manager of managers” for the Fund, and attempts to ensure that the Sub-Advisers comply with the Fund’s investment policies and guidelines.  SIMC also recommends the appointment of additional or replacement of Sub-Advisers to the Fund’s Board of Trustees.  No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.  Although the Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

3

MASSACHUSETTS TAX FREE MONEY MARKET FUND

Fund Summary

Investment Goal:	Preserving principal value and maintaining a high degree of liquidity while providing current income exempt from Federal and, to the extent possible, Massachusetts state personal income taxes

Share Price Volatility:	Very low

Principal Investment Strategy:	Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in high quality, short-term Massachusetts municipal money market securities

Investment Strategy

The Massachusetts Tax Free Money Market Fund will invest, under normal circumstances:  (i) at least 80% of its net assets in municipal money market securities that pay interest that is exempt from Federal and Massachusetts state income taxes and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax.  The principal issuers of these securities are state and local governments and their agencies located in Massachusetts, as well as Puerto Rico and other U.S. territories and possessions.

The Sub-Adviser purchases liquid securities with appropriate maturities (i.e., that meet the maturity requirements imposed by Rule
2a-7 under the Investment Company Act of 1940, as amended) that offer competitive yields, and that are issued by financially sound issuers.  The Sub-Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund utilizes the Sub-Adviser to manage the Fund’s portfolio under the general supervision of SIMC.  The Fund invests in high quality, short-term debt securities, commonly known as money market instruments.  These include municipal bonds, notes and tax-exempt commercial paper.  The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities.  The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.

What are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt.  There may be economic or political changes that impact the ability of issuers of Massachusetts municipal securities to repay principal and to make interest payments on securities owned by the Fund.

4

Changes to the financial condition of Massachusetts municipal issuers also may adversely affect the value of the Fund’s securities.  For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Fund.  In addition, actual or perceived erosion of the creditworthiness of Massachusetts municipal issuers may reduce the value of the Fund’s holdings.  As a result, the Fund will be more susceptible to factors which adversely affect issuers of Massachusetts obligations than a mutual fund which does not have as great a concentration in Massachusetts municipal obligations.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

5

Performance Information

As of December 31, 2007, the Class C Shares of the Fund had not commenced operations and did not have a performance history.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Since Class C Shares are invested in the same portfolio of securities, returns for Class C Shares will be substantially similar to those of Class B Shares, shown here, and will differ only to the extent that Class C Shares have higher expenses.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class B Shares from year to year for five years.  The performance information shown is based on full calendar years.

2002	0.92%
2003	0.56%
2004	0.68%
2005	1.88%
2006	2.91%

Best Quarter	Worst Quarter
0.77%	0.10%
(12/31/06)	(09/30/03)

The Fund’s Class B total return from January 1, 2007 to September 30, 2007 was 2.39%.

This table shows the Fund’s average annual total returns for Class B Shares for the periods ended December 31, 2006.

Class B Shares	1 Year	5 Years	Since Inception*
Massachusetts Tax Free Money Market Fund	2.91%	1.38%	1.41%

*                 The inception date of the Fund’s Class B Shares is May 16, 2001.

Please call 1-800-DIAL-SEI to obtain the Fund’s current yield.

6

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

	Class C Shares
Investment Advisory Fees	0.04%
Distribution (12b-1) Fees	None
Other Expenses	0.77	%*
Acquired Fund Fees and Expenses	0.00	%**
Total Annual Fund Operating Expenses	0.81	%***

*            Other expenses are based on estimated amounts for the current fiscal year.

**        Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

***      The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s administrator is voluntarily waiving a portion of its fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Fund’s administrator may discontinue all or part of this waiver at any time.  With this fee waiver, the Fund’s actual total operating expenses are expected to be as follows:

Massachusetts Tax Free Money Market Fund — Class C Shares	0.75%

For more information about these fees, see “Investment Adviser and Sub-Adviser” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Massachusetts Tax Free Money Market Fund — Class C Shares	$83	$259	$450	$1,002

7

More Information About Fund Investments

This prospectus describes the Fund’s primary investment strategies.  However, the Fund may also invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s objectives.  Of course, there is no guarantee that the Fund will achieve its investment goal.

Investment Adviser and Sub-Adviser

SIMC acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Adviser to ensure compliance with the Fund’s investment policies and guidelines, and monitors the Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC.  SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund.  As of November 30, 2007, SIMC had approximately $92.9 billion in assets under management.  It is expected that SIMC will receive investment advisory fees of 0.04% of the average daily net assets of the Fund.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory and sub-advisory agreements is available in the Fund’s annual report, which covers the period September 1, 2006 through August 31, 2007.

Sub-Adviser and Portfolio Manager

Neuberger Berman Management Inc.: Neuberger Berman Management Inc. (NBMI), located at 605 Third Avenue, New York, NY 10158, serves as the Sub-Adviser to the Fund.  Janet Fiorenza, Managing Director, is responsible for the management of the assets allocated to NBMI.  Ms. Fiorenza is the Head of Municipal Cash Management.  Prior to joining NBMI in 2005, Ms. Fiorenza was Co-Head of Municipal Securities at Weiss, Peck & Greer Investments, where she worked since 1988.

The SAI provides additional information about the portfolio manager’s compensation, other accounts she manages and her ownership, if any, of securities in the Fund.

8

Purchasing and Selling Fund Shares

This section tells you how to purchase and sell (sometimes called “redeem”) Class C Shares of the Fund.  The Fund offers Class C Shares only to financial institutions or intermediaries for their own or their customers’ accounts.  For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business. However, the Fund may close early on days that the Bond Market Association recommends the bond markets close early.  In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class C Shares by placing orders with the Fund’s transfer agent (the Transfer Agent) or its authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the same day the order is placed.  However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law.  The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Fund.  For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund is open for business each day that the NYSE is open (a Business Day). The Fund calculates its NAV once each Business Day as of 2:00 p.m., Eastern Time, or as of the close of the Business Day, whichever time is earlier.  So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 2:00 p.m., Eastern time and federal funds (readily available funds) before 2:00 p.m., Eastern Time.

9

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method.  The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument.  It is described in greater detail in the SAI.  If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price.  Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and forcing the Fund to hold excess levels of cash.

The Board of Trustees has not adopted a policy and procedures on behalf of the Fund with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  Due to its use for cash sweep and other purposes, it is the Fund’s expectation that, as a money market fund, it will be used by certain investors for short-term investment purposes.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  Accounts for the Fund are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided.  Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

10

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity.

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under Federal law.  The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class C Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts.  If you have questions, call 1-800-DIAL-SEI.  If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund’s authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  The Fund must receive your redemption request before 2:00 p.m., Eastern Time for your redemption to be processed that day.

Receiving Your Money

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares

If your account balance drops below the required minimum, $100,000 for Class C Shares of the Fund, you may be required to sell your shares.  You will always be given at least 60 days’ written notice to give you time to add to your account and avoid selling your shares.

11

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons.  More information about this is in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund’s Class C Shares.  For Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.  For Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.25%.

The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (“Financial Advisors”) who provide their clients with advice and services in connection with their investments in the SEI funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the SEI funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Fund’s SAI. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

Disclosure of Portfolio Holdings Information

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Ten calendar days after each month end, a list of the top ten portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Fifteen days after the end of each month, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund’s policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

12

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.  You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about Federal, state and local income taxes.  Below the Fund has summarized some important tax issues that affect the Fund and its shareholders.  This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any.  The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates.  Capital gains distributions are generally taxable at the rates applicable to long-term capital gains.  Each sale of Fund shares may be a taxable event.  Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

The Fund intends to make distributions consisting of exempt-interest dividends which are exempt from Federal income tax.  The Fund also intends to distribute income that is exempt from Massachusetts state income taxes.  The Fund may also invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes, including the Federal alternative minimum tax.  Income exempt from Federal tax may be subject to state and local taxes.  It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

More information about taxes is in the Fund’s SAI.

13

Financial Highlights

The table that follows presents performance information about Class B Shares of the Fund.  Since Class C Shares are invested in the same portfolio of securities, returns for Class C Shares will be substantially similar to those of the Class B Shares, shown here, and will differ only to the extent that Class C Shares have higher expenses. This information is intended to help you understand the Fund’s financial performance for the past five years.  Some of this information reflects financial information for a single Fund share.  The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended August 31, 2006 and 2007 has been audited by KPMG LLP, an independent registered public accounting firm.  Their report, along with the Fund’s financial statements, appears in the annual report that accompanies the Fund’s SAI.  The information for the periods presented through August 31, 2005 has been audited by the Fund’s previous independent auditors.  You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

14

SEI Tax Exempt Trust — For the Periods Ended August 31,

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments		Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Massachusetts Tax Free Money Market Fund
Class B
2007	$1.00	$0.031	*	$—	*	$0.031	$(0.031)	$—	$(0.031)	$1.00	3.15%	$100,523	0.55%	0.61%	3.11%
2006	1.00	0.026	*	—	*	0.026	(0.026)	—	(0.026)	1.00	2.65	104,205	0.55	0.62	2.59
2005	1.00	0.014	*	—	*	0.014	(0.014)	—	(0.014)	1.00	1.45	87,526	0.55	0.60	1.47
2004	1.00	0.005	*	—	*	0.005	(0.005)	—	(0.005)	1.00	0.51	56,648	0.55	0.59	0.51
2003	1.00	0.007		—		0.007	(0.007)	—	(0.007)	1.00	0.69	65,815	0.55	0.60	0.69

*              Per share calculations were performed using average shares.

†              Total return is for the period indicated and has not been annualized.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

15

SEI TAX EXEMPT TRUST

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2007 includes more detailed information about the SEI Tax Exempt Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund’s holdings.  The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at:

One Freedom Valley Drive
Oaks, PA 19456

By Internet:	http://www.seic.com

16

From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:  publicinfo@sec.gov.

The SEI Tax Exempt Trust’s Investment Company Act registration number is 811-03447.

CMS-F-012 (12/07)

17

SEI TAX EXEMPT TRUST

Administrator:

SEI Investments Global Funds Services

Distributor:

SEI Investments Distribution Co.

Investment Adviser:

SEI Investments Management Corporation

Investment Sub-Advisers:

Delaware Management Company
McDonnell Investment Management, LLC
Neuberger Berman Management Inc.
Pacific Investment Management Company LLC
Spectrum Asset Management, Inc.
Standish Mellon Asset Management Co. LLC

This Statement of Additional Information is not a Prospectus. It is intended to provide additional information regarding the activities and operations of SEI Tax Exempt Trust (the "Trust") and should be read in conjunction with the Trust's Prospectuses relating to Class A shares of the Intermediate-Term Municipal Fund, Short Duration Municipal Fund, California Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund and Tax-Advantaged Income Fund, Class B shares of the Pennsylvania Municipal Bond Fund, Class A shares of the Institutional Tax Free Fund, Class B shares of the Institutional Tax Free Fund, Class C shares of the Institutional Tax Free Fund, Class A shares of the Tax Free Fund, Class B shares of the Massachusetts Tax Free Money Market Fund and Class C shares of the Massachusetts Tax Free Money Market Fund, each dated December 31, 2007. Prospectuses may be obtained by writing the Trust's distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

The Trust's financial statements for the fiscal year ended August 31, 2007, including notes thereto and the report of KPMG LLP thereon, are herein incorporated by reference from the Trust's 2007 Annual Report. A copy of the 2007 Annual Report must accompany the delivery of this Statement of Additional Information and is incorporated by reference into this Statement of Additional Information.

December 31, 2007

SEI-F-043 (12/07)

TABLE OF CONTENTS

THE TRUST	S-2

INVESTMENT OBJECTIVES AND POLICIES	S-2

INVESTMENT POLICIES APPLICABLE TO MONEY MARKET FUNDS	S-9

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	S-9

Commercial Paper	S-9

Equity Securities	S-9

Fixed Income Securities	S-10

Futures and Options on Futures	S-12

Illiquid Securities	S-13

Interfund Lending and Borrowing Arrangements	S-14

Investment Companies	S-14

Municipal Securities	S-14

Non-Diversification	S-15

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	S-16

Repurchase Agreements	S-16

Restricted Securities	S-17

Standby Commitments and Put Transactions	S-17

Swaps, Caps, Floors, Collars and Swaptions	S-18

U.S. Government Securities	S-19

Variable and Floating Rate Instruments	S-20

When-Issued and Delayed Delivery Securities	S-20

INVESTMENT LIMITATIONS	S-20

STATE SPECIFIC DISCLOSURE	S-27

THE ADMINISTRATOR AND TRANSFER AGENT	S-29

THE ADVISER AND SUB-ADVISERS	S-30

DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING	S-42

TRUSTEES AND OFFICERS OF THE TRUST	S-44

PROXY VOTING POLICIES AND PROCEDURES	S-48

DETERMINATION OF NET ASSET VALUE	S-49

PURCHASE AND REDEMPTION OF SHARES	S-50

TAXES	S-51

PORTFOLIO TRANSACTIONS	S-56

PORTFOLIO TURNOVER	S-59

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	S-59

DESCRIPTION OF SHARES	S-60

LIMITATION OF TRUSTEES' LIABILITY	S-60

CODES OF ETHICS	S-60

VOTING	S-60

SHAREHOLDER LIABILITY	S-61

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	S-61

CUSTODIAN	S-66

EXPERTS	S-66

LEGAL COUNSEL	S-66

APPENDIX A—DESCRIPTION OF RATINGS	A-1

THE TRUST

General. SEI Tax Exempt Trust (the "Trust") is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and separate classes of shares. This Statement of Additional Information ("SAI") relates to the following funds: Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Tax-Advantaged Income, Pennsylvania Municipal Bond, Massachusetts Tax Free Money Market, Institutional Tax Free and Tax Free Funds (each a "Fund," and collectively, the "Funds"), including any different classes of the Funds. Except for differences between the Class A, Class B and Class C shares of any Fund pertaining to distribution, shareholder servicing and administrative servicing plans, transfer agency costs, or other related class expenses, and voting rights and/or dividends, each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund.

INVESTMENT OBJECTIVES AND POLICIES

INTERMEDIATE-TERM MUNICIPAL FUND—The Fund's investment objective is to seek the highest level of income exempt from Federal income taxes as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal income taxes, based upon opinions from bond counsel for the issuers. The issuers of these securities can be located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The Fund may invest up to 20% of its assets in taxable debt securities for defensive purposes or when sufficient tax exempt securities considered appropriate by the Fund's investment adviser, SEI Investments Management Corporation ("SIMC" or the "Adviser"), or the Fund's investment sub-adviser are not available for purchase.

The Fund may, with respect to at least 80% of its net assets, purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating, or, if not rated, are of comparable quality as determined by the Fund's investment sub-adviser: (i) municipal bonds rated BBB- or better by Standard and Poor's Rating Group ("S&P") or Baa3 or better by Moody's Investors Service, Inc. ("Moody's"); (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this SAI, as well as the "Description of Ratings" in Appendix A of this SAI for information about ratings. In addition, the Fund may invest up to 20% of its net assets in lower-rated or non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and may engage in interest rate swaps. SIMC may also directly invest up to 5% of the Fund's assets in municipal closed-end bond funds.

There could be economic, business or political developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Accordingly, the Fund will not invest more than 25% of its assets in: (a) municipal securities whose issuers are located in the same state; and (b) municipal securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and the Fund's investment sub-adviser determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

SHORT DURATION MUNICIPAL FUND—The Fund's investment objective is to seek a high level of income exempt from Federal income taxes, consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal income taxes, based upon opinions from bond counsel for the issuers. The issuers of these securities can be located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The Fund may invest up to 20% of its assets in taxable debt securities.

The Fund may, with respect to at least 80% of its net assets, purchase the following types of municipal securities, but only if such securities, at the time of purchase, either have the requisite rating, or, if not rated, are of comparable quality as determined by the Fund's investment sub-adviser: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-2 by S&P or MIG-2 or VMIG-2 by Moody's; and (iii) tax-exempt commercial paper rated at least A-2 by S&P or Prime-2 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this SAI, as well as the "Description of Ratings" in Appendix A of this SAI for information about ratings. In addition, the Fund may invest up to 20% of its net assets in non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and may engage in interest rate swaps.

The Fund also may invest in other securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."

CALIFORNIA MUNICIPAL BOND FUND—The Fund's investment objective is to seek the highest level of current income exempt from Federal and California income taxes as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal and California state income taxes ("California Securities"). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. California Securities constitute municipal obligations of the state of California and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.

The Fund may, with respect to at least 80% of its net assets, purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by the Fund's investment sub-adviser: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this SAI, as well as the "Description of Ratings" in Appendix A of this SAI for information about ratings. In addition, the Fund may invest up to 20% of its net assets in non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and may engage in interest rate swaps.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and the Fund's investment sub-adviser determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

MASSACHUSETTS MUNICIPAL BOND FUND—The Fund's investment objective is to seek the highest level of current income exempt from Federal and Massachusetts income taxes as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from both Federal and Massachusetts state income taxes ("Massachusetts Securities"). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. Massachusetts Securities constitute municipal obligations of the Commonwealth of Massachusetts and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.

The Fund may, with respect to at least 80% of its net assets, purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by the Fund's investment sub-adviser: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this SAI, as well as the "Description of Ratings" in Appendix A of this SAI for information about ratings. In addition, the Fund may invest up to 20% of its net assets in non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and may engage in interest rate swaps.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and the Fund's investment sub-adviser determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

NEW JERSEY MUNICIPAL BOND FUND—The Fund's investment objective is to seek the highest level of income exempt from Federal and New Jersey income taxes as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from both Federal and New Jersey state income taxes ("New Jersey Securities"). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. New Jersey Securities constitute municipal obligations of the State of New Jersey and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.

The Fund may, with respect to at least 80% of its net assets, purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by the Fund's investment sub-adviser: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by

Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this SAI, as well as the "Description of Ratings" in Appendix A of this SAI for information about ratings. In addition, the Fund may invest up to 20% of its net assets in non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and may engage in interest rate swaps.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and the Fund's investment sub-adviser determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

NEW YORK MUNICIPAL BOND FUND—The Fund's investment objective is to seek the highest level of current income exempt from Federal and New York state and city personal income taxes as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from both Federal and New York state and city income taxes ("New York Securities"). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. New York Securities constitute municipal obligations of the State of New York and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.

The Fund may, with respect to at least 80% of its net assets, purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by the Fund's investment sub-adviser: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this SAI, as well as the "Description of Ratings" in Appendix A of this SAI for information about ratings. Municipal obligations owned by the Fund which become less than the prescribed investment quality will be sold at a time when, in the judgment of the Fund's investment sub-adviser, it does not substantially impact the market value of the Fund. In addition, the Fund may invest up to 20% of its net assets in non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and may engage in interest rate swaps.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and the Fund's investment sub-adviser determine that market conditions so warrant, the Fund can maintain an average-weighted maturity of less than three years.

PENNSYLVANIA MUNICIPAL BOND FUND—The Fund's investment objective is to provide current income exempt from Federal and Pennsylvania income taxes, consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from both Federal and Pennsylvania state income taxes ("Pennsylvania Securities"). Under normal circumstances, the Fund will invest at least 90% (and intends to invest 100%) of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. Pennsylvania Securities constitute municipal obligations of the Commonwealth of Pennsylvania and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.

The Fund may, with respect to at least 80% of its net assets, purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by the Fund's investment sub-adviser: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this SAI, as well as the "Description of Ratings" in Appendix A of this SAI for information about ratings. In addition, the Fund may invest up to 20% of its net assets in non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and may engage in interest rate swaps.

The Fund will typically maintain a dollar-weighted average portfolio maturity of seven years or less. Each security purchased will typically have an average maturity of no longer than fifteen years.

MASSACHUSETTS TAX FREE MONEY MARKET FUND—The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal and, to the extent possible, Massachusetts state personal income taxes. The Fund will attempt to maintain a constant net asset value of $1.00 per share. There can be no assurance that the Fund will be able to achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.

As a fundamental policy, the Fund will invest, under normal circumstances: (i) at least 80% of its net assets in municipal money market securities that pay interest that, in the opinion of bond counsel, is exempt from both Federal and Massachusetts state income taxes; and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. Municipal obligations the interest on which is exempt from Massachusetts state personal income tax constitute municipal obligations of the Commonwealth of Massachusetts and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. The Fund may invest, under normal circumstances, up to 20% of its net assets in: (1) municipal securities the interest on which is a preference item for purposes of the Federal alternative minimum tax; and (2) taxable investments (including repurchase agreements). The Fund may purchase securities on a "when-issued" basis, may purchase variable and floating rate obligations and reserves the right to engage in transactions involving standby commitments. In addition, for temporary defensive purposes when SIMC or the Fund's investment sub-adviser determines that market conditions warrant, the Fund may invest up to 100% of its assets in municipal obligations of states other than Massachusetts or taxable money market securities.

The Fund may purchase municipal bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act").

There could be economic, business or political developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Accordingly, the Fund will not invest more than 25% of its assets in municipal securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.

See "Investment Policies Applicable to Money Market Funds" for additional information about the Fund's investment policies.

INSTITUTIONAL TAX FREE FUND—The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes. The Fund will attempt to maintain a constant net asset value of $1.00 per share. There can be no assurance that the Fund will be able to achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.

As a fundamental policy, the Fund will invest, under normal circumstances: (i) at least 80% of its net assets in municipal money market securities that pay interest that is exempt from Federal income taxes, based on the opinion of bond counsel; and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The Fund invests in U.S. dollar- denominated municipal securities of issuers located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund may invest up to 20% of its assets in taxable money market instruments (including repurchase agreements) and securities the interest on which is a preference item for purposes of the Federal alternative minimum tax. The Fund may purchase securities on a "when-issued" basis, may purchase variable and floating rate obligations and reserves the right to engage in transactions involving standby commitments.

The Fund may purchase municipal bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7 under the 1940 Act.

There could be economic, business, or political developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from revenues of similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Accordingly, the Fund will not invest more than 25% of its assets in municipal securities: (a) whose issuers are located in the same state; or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems. In seeking to attain its investment objective, the Fund may invest all or any part of its assets in municipal securities that are industrial development bonds.

See "Investment Policies Applicable to Money Market Funds" for additional information about the Fund's investment policies.

TAX FREE FUND—The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes. The Fund will attempt to maintain a constant net asset value of $1.00 per share. There can be no assurance that the Fund will be able to achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.

As a fundamental policy, the Fund will invest, under normal circumstances: (i) at least 80% of its net assets in municipal money market securities that pay interest that is exempt from Federal income taxes, based on opinions from bond counsel; and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The Fund invests in U.S. dollar-denominated municipal securities of issuers located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund may invest up to 20% of its assets in taxable money market instruments (including repurchase agreements) and securities the interest on which is a preference item for purposes of the Federal alternative minimum tax. The Fund may purchase securities on a "when-issued"

basis, may purchase variable and floating rate obligations and reserves the right to engage in transactions involving standby commitments.

The Fund may purchase municipal bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7 under the 1940 Act.

There could be economic, business, or political developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from revenues of similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Accordingly, the Fund will not invest more than 25% of its assets in municipal securities: (a) whose issuers are located in the same state; or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems. In seeking to attain its investment objective, the Fund may invest all or any part of its assets in municipal securities that are industrial development bonds.

See "Investment Policies Applicable to Money Market Funds" for additional information about the Fund's investment policies.

TAX-ADVANTAGED INCOME FUND—The Fund's investment objective is to provide the highest level of income possible in a tax efficient manner. There can be no assurance that the Fund will achieve its investment objective.

The Fund will invest, under normal circumstances, at least 50% of its assets in municipal securities that pay interest that is exempt from Federal income taxes, including the alternative minimum tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, as well as Puerto Rico and other U.S. territories and possessions. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. Under most market conditions, a large percentage of the municipal securities in which the Fund invests will be below investment grade, but the Fund, without limitation, may invest in higher rated municipal securities. The Fund may also invest in securities whose interest is subject to the alternative minimum tax. To a lesser extent the Fund will also invest in a full range of preferred stock with an emphasis on preferred securities that at the time of issuance are eligible to pay dividends that qualify for certain favorable tax treatment such as qualified dividend income and dividend received deduction. The amount invested in preferred stocks at any one time will depend on the attractiveness of the after-tax income stream produced by the preferred securities and will be less than 50% of the Fund's assets. It is possible that the Fund could own no preferred securities if municipal securities produce a higher yield on an after-tax basis. The Fund will also invest in a full range of futures, options and swaps. In addition, the Fund may invest in convertible securities, securities eligible for resale under Rule 144A of the Securities Act of 1933, as amended, private placements, taxable debt securities and common equity and open and closed-end investment companies. Up to 5% of the Fund's assets may be invested in municipal closed-end bond funds.

Each sub-adviser, as applicable, selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, each sub-adviser will attempt to acquire securities that are underpriced relative to other eligible securities. Each sub-adviser will strive to maintain a duration of four to eleven years for the Fund's entire portfolio. The Fund may invest in securities subject to the alternative minimum tax or in taxable debt securities.

The Fund may buy and sell securities frequently which may result in higher transaction costs and additional capital gains tax liabilities.

INVESTMENT POLICIES APPLICABLE TO MONEY MARKET FUNDS

The Massachusetts Tax Free Money Market Fund (the "State Money Market Fund") and the Institutional Tax Free and Tax Free Funds (collectively with the State Money Market Fund, the "Money Market Funds") intend to comply with the requirements of Rule 2a-7 under the 1940 Act, as that Rule may be amended from time to time. These requirements currently provide that the Money Market Funds must limit their investments to securities with remaining maturities of 397 days or less, and must maintain a dollar-weighted average maturity of 90 days or less. In addition, the Money Market Funds may only invest in eligible securities. In general, this means securities rated in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by SIMC or the Fund's sub-adviser, as applicable, to be of equivalent quality. Since the Money Market Funds often purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Funds and affect their share price.

Securities rated in the highest rating category (e.g., A-1 by S&P) by at least two NRSROs (or, if unrated, determined to be of comparable quality) are considered "first tier" securities. Eligible securities rated in the second highest rating category (e.g., A-2 by S&P) (or, if unrated, determined to be of comparable quality) are considered "second tier" securities. A Money Market Fund other than the State Money Market Fund is generally limited to investing only up to 5% of its total assets in securities of any particular issuer. The State Money Market Fund's investments in securities of a single issuer are also limited in this manner, but only with respect to 75% of its total assets. In addition, total investments by the State Money Market Fund in second tier "conduit" securities will be limited to 5% of the State Money Market Fund's assets and, for each obligor thereon, will be limited to the greater of 1% of the Fund's assets or one million dollars. "Conduit" securities are securities issued by municipalities to finance non-governmental private projects, such as housing developments and retirement homes, and for which the ultimate obligor is not the municipal or governmental issuer.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Objectives and Policies'' section and the associated risk factors. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of SIMC or the Fund's sub-adviser, as applicable, such investment will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. SIMC or the Fund's sub-adviser, as applicable, will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by a Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objectives.

COMMERCIAL PAPER—Commercial paper is a term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days.

EQUITY SECURITIES—Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Tax-Advantaged Income Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases and sells equity securities in various ways, including securities listed on recognized foreign exchanges, traded in the United States on registered exchanges or in the over-the-counter market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party. Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are likely to be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

FIXED INCOME SECURITIES—Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO or, if not rated, are determined to be of comparable quality by SIMC or the Fund's sub-adviser, as applicable. See "Appendix A—Description of Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Investment grade fixed income securities rated in the fourth highest category lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody's or BBB- by S&P or higher are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by a Fund is downgraded below investment grade, SIMC or the Fund's sub-adviser, as applicable, will review the situation and take appropriate action with regard to the security, including the actions discussed below.

Lower Rated Securities. Lower-rated bonds or non-investment grade bonds are commonly referred to as "junk bonds" or high-yield/high-risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are generally not meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, SIMC or the Fund's sub-adviser, as applicable, could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were highly liquid. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value may decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

Taxes. A Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

FUTURES AND OPTIONS ON FUTURES—Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act. A Fund may use futures contracts and related options for either hedging purposes or risk management purposes, as permitted by its stated investment policies. Instances in which a Fund may use futures contracts and related options for risk management purposes include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position as required by the 1940 Act. A Fund may also "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contract or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may also "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also "cover" its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and options on futures, including the following: (1) the success of a hedging strategy may depend on SIMC or the Fund's sub-adviser's, as applicable, ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, SIMC or the Fund's sub-adviser, as applicable, determines the liquidity of a Fund's investments. In determining the liquidity of the Fund's investments, SIMC or the Fund's sub-adviser, as applicable, may consider various factors, including: (1) the frequency and volume of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INTERFUND LENDING AND BORROWING ARRANGEMENTS. The SEC has granted an exemption that permits the Funds to participate in an interfund lending program (the "Program") with all other funds advised by SIMC ("SEI Funds"). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Currently, the Program has not yet been implemented. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements ("Repo Rate"), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings ("Bank Loan Rate"). The Bank Loan Rate will be determined using a formula, which has been approved by the SEI Funds' Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

All interfund loans and borrowings must comply with the conditions set forth in the exemption, which are designed to ensure fair and equitable treatment of all participating funds. The Funds' participation in the Program must be consistent with its investment policies and limitations, and is subject to certain percentage limitations. Upon implementation of the Program, SIMC will administer the Program according to procedures approved by the SEI Funds' Board. In addition, the Program will be subject to oversight and periodic review by the Board of Trustees.

INVESTMENT COMPANIES—Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts, represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which a Fund can invest in securities of other investment companies. Generally, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. The Trust and SIMC, however, have obtained an order from the SEC that permits a Fund to invest its uninvested cash and cash collateral from securities lending activities in one or more affiliated investment companies, which comply with Rule 2a-7 under the 1940 Act, in excess of the limits of Section 12 of the 1940 Act. A Fund may invest in investment companies managed by SIMC or the Fund's sub-adviser to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

The Funds are prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.

MUNICIPAL SECURITIES—Municipal securities consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities; and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

Municipal Bonds—Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, moral obligation bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, for example tolls from a toll bridge. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. A Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the state but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body.

Municipal Leases—Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation may be backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. Information regarding illiquid securities is provided above under the section "Illiquid Securities."

Municipal Notes—Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

NON-DIVERSIFICATION—The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Tax-Advantaged Income Funds are non-diversified investment companies, as defined in the 1940 Act, which means that a relatively high percentage of their assets may be invested in the obligations of a limited number of issuers. The value of shares of the Funds may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Funds intend to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code, which requires that the Funds be diversified (i.e., not invest more than 5% of their assets in the securities in any one issuer) as to 50% of their assets.

NON-PUBLICLY TRADED SECURITIES AND PRIVATE PLACEMENTS—The Tax-Advantaged Income Fund may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, a fund may be required to bear the expenses of registration.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS—A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Bank Notes. Bank notes are notes used to represent debt obligations issued by banks in large denominations.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid. Additional information about illiquid securities is provided under "Illiquid Securities."

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under "Illiquid Securities."

REPURCHASE AGREEMENTS—A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by SIMC or the Fund's sub-adviser, as applicable. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. SIMC or the Fund's sub-adviser, as applicable, monitors compliance with this requirement, as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of SIMC or the Fund's sub-adviser, as applicable, liquidity or other considerations so warrant.

RESTRICTED SECURITIES—Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by SIMC or the Fund's sub-advisers pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, SIMC or the Tax-Advantaged Income Fund's sub-advisers will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, SIMC or the Fund's sub-advisers intend to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(2) commercial paper issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act.

STANDBY COMMITMENTS AND PUT TRANSACTIONS—The Funds may purchase securities at a price which would result in a yield to maturity lower than generally offered by the seller at the time of purchase when a Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third- party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to institutions which SIMC or the Fund's sub-adviser, as applicable, believes present minimum credit risks, and SIMC or the Fund's sub-adviser, as applicable, would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain fund liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. The Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds will consider the "maturity" of a security subject to a put to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

The Trust has received a private letter ruling from the Internal Revenue Service that, to the extent it purchases securities subject to the right to put them back to the seller in order to maintain liquidity to meet redemption requirements, it will be treated as the owner of those securities for Federal income tax purposes. No assurance can be given that future legislative, judicial or administrative changes may not modify the Trust's private letter ruling.

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS—Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, the Fund would calculate the obligations of the swap agreements' counterparties on a "net basis." Consequently, a Fund's current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the "net amount"). A Fund's current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered as required by the 1940 Act. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Fund's total assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

A Fund will enter into swaps only with counterparties that SIMC or the Fund's sub-adviser, as applicable, believes to be creditworthy. In addition, a Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise "cover" its position as required by the 1940 Act.

U.S. GOVERNMENT SECURITIES—Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

Receipts. Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., obligations of the Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS—Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES—When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if SIMC or the Fund's sub-adviser, as applicable, deems it appropriate. When a Fund purchases when-issued or delayed delivery securities, it will "cover" its position as required by the 1940 Act.

INVESTMENT LIMITATIONS

The following are fundamental and non-fundamental policies of the Funds. The percentage limitations (except for the limitation on borrowing) set forth below will apply at the time of the purchase of a security, and shall not be violated unless an excess or deficiency occurs, immediately after or as a result of a purchase of such security.

Fundamental Investment Limitations.

The following investment limitations are fundamental policies of each Fund, except the Tax-Advantaged Income Fund, that cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of: (i) 67% or more of a Fund's shares present at a meeting if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

A Fund may not:

  1.  Purchase securities of an issuer if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This investment limitation does not apply to the California Municipal Bond, Massachusetts

Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Massachusetts Tax Free Money Market Funds.

  2.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  6.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The following investment limitations are fundamental policies of the Tax-Advantaged Income Fund that cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares.

The Fund may not:

  1.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  2.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Investment Limitations.

The following non-fundamental policies apply to the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Tax-Advantaged Income Funds. These non-fundamental policies may be changed by the Board of Trustees without approval of a majority of Fund shareholders.

A Fund may not:

  1.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  2.  Invest in companies for the purpose of exercising control.

  3.  Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

  4.  Purchase securities which are not readily marketable if, in the aggregate, more than 15% of its total assets would be invested in such securities.

  5.  Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its total assets would be invested in illiquid securities.

  6.  Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

  7.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  8.  Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets: (i) all borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

  9.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

  10.  Purchase or sell real estate, physical commodities or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

  11.  Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

  12.  Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

The following non-fundamental policies apply to the Tax Free, Institutional Tax Free, Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds. These non-fundamental policies may be changed by the Board of Trustees without approval of a majority of Fund shareholders. It is a non-fundamental policy of the Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds to abide by the maturity restrictions and to invest solely in the permitted investments described in this SAI and in their respective prospectuses.

A Fund may not:

  1.  Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Fund (based on current market value at the time of investment) would be invested in the securities of such issuer;

provided, however, that each Fund (except the Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds) may invest up to 25% of its total assets without regard to this restriction of, and as permitted by, Rule 2a-7 under the 1940 Act.

  2.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  3.  Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings of the Funds, in excess of 5% of their total assets, will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

  4.  Purchase securities of other investment companies, except that the Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds may only purchase securities of money market funds, as permitted by the 1940 Act and the rules and regulations thereunder.

  5.  Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund's net assets, except for the Intermediate-Term Municipal Fund, for which it cannot exceed 15% of the Fund's net assets.

  6.  Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by a Fund's borrowing limitation described above in aggregate amounts not to exceed 10% of the net assets of such Fund taken at current value at the time of the incurrence of such loan.

  7.  Invest in companies for the purpose of exercising control.

  8.  Acquire more than 10% of the voting securities of any one issuer.

  9.  Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, any Fund may invest in municipal securities or other obligations secured by real estate or other interests therein.

  10.  Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

  11.  Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in this SAI or as permitted by rule, regulation or order of the SEC.

  12.  Purchase warrants, puts, calls, straddles, spreads or combinations thereof, except as permitted by this SAI.

  13.  Invest in interests in oil, gas or other mineral exploration or development programs. The Institutional Tax Free Fund may not invest in oil, gas or mineral leases.

  14.  Invest more than 25% of total assets in issuers within the same state or similar type projects (except in specified categories). This investment limitation applies to the Intermediate-Term Municipal Fund, Tax Free Fund, Institutional Tax Free Fund and Pennsylvania Municipal Bond Fund. For the Pennsylvania Municipal Bond Fund, this limitation does not apply to the extent stated in its investment objective and policies.

The following non-fundamental policies apply to the Massachusetts Tax Free Money Market Fund. These non-fundamental policies may be changed by the Board of Trustees without approval of a majority of Fund shareholders.

The Fund may not:

  1.  With respect to 75% of its total assets, purchase securities of any issuer (other than U.S. Government securities or securities subject to a guarantee issued by a person not controlled by the issuer) if, as a result, more than 5% of total assets would be invested in the securities of such issuer; provided that the Fund may not invest more than 5% of its total assets in securities of a single issuer unless such securities are first tier securities. In determining compliance with this restriction, the provisions of Rule 2a-7 under the 1940 Act shall apply.

  2.  Purchase second tier conduit securities of any issuer (other than securities subject to a guarantee issued by a person not controlled by the issuer) if, as a result, more than the greater of 1% of its total assets or $1 million would be invested in second tier conduit securities of such issuer. In determining compliance with this restriction, the provisions of Rule 2a-7 under the 1940 Act shall apply.

  3.  Invest in companies for the purpose of exercising control.

  4.  Purchase illiquid securities, i.e., securities that cannot be disposed at approximately the amount at which the Fund has valued them in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 10% of its total assets would be invested in illiquid securities.

  5.  Purchase securities of other investment companies, except that the Fund may purchase securities of money market funds, as permitted by the 1940 Act and any rule, regulation and order thereunder, including Rule 2a-7 under the 1940 Act.

  6.  Sell securities short unless it owns the security or the right to obtain the security or equivalent securities (transactions in futures contracts and options are not considered selling securities short).

  7.  Purchase securities on margin, except that the Fund may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

  8.  Purchase any securities which would cause 25% or more of the total assets of the Fund, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in: (a) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; or (b) obligations of state or municipal governments and their political subdivisions.

  9.  Borrow, except that the Fund may: (a) borrow from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities; and (b) to the extent consistent with the Fund's investment objective and policies, enter into reverse repurchase agreements, forward roll transactions and similar investment techniques and strategies. To the extent it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of its total assets (including the amount borrowed), less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

  10.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (a) purchase or hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act, and any rules, regulations or order thereunder.

  11.  Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, the Fund may: (a) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) hold or sell real estate received in connection with securities it holds or held; or (c) trade in futures contracts and options on futures (including options on currencies) to the extent consistent with the Fund's investment objective and policies.

  12.  Issue senior securities (as defined by the 1940 Act) except in connection with permitted borrowings as described in this SAI or as permitted by the 1940 Act, and any rule, regulation or order of the SEC thereunder.

The following non-fundamental policies apply to the Short Duration Municipal Fund. These non-fundamental policies may be changed by the Board of Trustees without approval of a majority of Fund shareholders.

The Fund may not:

  1.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  2.  Invest in companies for the purpose of exercising control.

  3.  Purchase securities on margin or effect short sales, except that the Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

  4.  Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order thereunder.

  5.  Purchase or hold illiquid securities, if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

  6.  With respect to 75% of its total assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

  7.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this industry concentration limitation: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.

  8.  Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

  9.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

  10.  Purchase or sell real estate, physical commodities or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

  11.  Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. Each Fund has adopted a fundamental policy that would permit direct investment in real estate. However, each Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of each Fund's Board of Trustees.

STATE SPECIFIC DISCLOSURE

The following information constitutes only a brief summary, and is not intended as a complete description.

Special Considerations Relating to California Municipal Securities

The ability of issuers to pay interest on, and repay principal of, California municipal securities ("California Municipal Securities") may be affected by: (1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, and related civil actions; (2) a wide variety of California laws and regulations; and (3) the general financial condition of the State of California.

There could be economic, business or political developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the California Municipal Bond Fund's assets are invested in municipal securities payable from revenues on similar projects, the Fund will be subject to the risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Moreover, in seeking to attain its investment objective, the Fund may invest all or any part of its assets in municipal securities that are industrial development bonds.

California Risk Factors. The Fund will have considerable investments in California municipal obligations. As a result, the Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.

An investment in a Fund will be affected by the many factors that affect the financial condition of the State of California. For example, financial difficulties of the State, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors which may affect a Fund.

Special Considerations Relating to Massachusetts Municipal Securities

Massachusetts Risk Factors. The Massachusetts Municipal Bond and Massachusetts Tax Free Money Market Funds will have considerable investments in Massachusetts municipal obligations. As a result, the Funds will be more susceptible to factors which adversely affect issuers of Massachusetts obligations than a mutual fund which does not have as great a concentration in Massachusetts municipal obligations.

An investment in a Fund will be affected by the many factors that affect the financial condition of the Commonwealth of Massachusetts. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors which may affect a Fund.

Special Considerations Relating to New Jersey Municipal Securities

New Jersey Risk Factors. The New Jersey Municipal Bond Fund will have considerable investments in New Jersey municipal obligations. As a result, the Fund will be more susceptible to factors which adversely affect issuers of New Jersey obligations than a mutual fund which does not have as great a concentration in New Jersey municipal obligations.

An investment in the Fund will be affected by the many factors that affect the financial condition of the State of New Jersey. For example, financial difficulties of the State, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors which may affect the Fund.

Special Considerations Relating to New York Municipal Securities

Revenues and Expenditures. New York's Governmental Funds receive a majority of their revenues from taxes levied by the State. Investment income, fees and assessments, abandoned property collections, and other varied sources supply the balance of the receipts for these funds. New York's major expenditures are grants to local governments.

New York Risk Factors. The New York Municipal Bond Fund's concentration in investments in New York municipal securities ("New York Municipal Securities") involves greater risk than if their investments were more diversified. These risks result from: (1) amendments to the New York Constitution and other statutes that limit the taxing and spending authority of New York government entities; (2) the general financial condition of the State of New York; and (3) a variety of New York laws and regulations that may affect, directly or indirectly, New York Municipal Securities. The ability of issuers of municipal securities to pay interest on, or repay principal of, municipal securities may be impaired as a result. The Fund's yield and share price are sensitive to political and economic developments within the State of New York, and to the financial condition of the State, its public authorities, and political subdivisions, particularly the City of New York. In the recent past, both the State and the City experienced financial difficulties related to poor economic performance and recurring deficits. The State's credit standing has been reduced, and its ability to provide assistance to its public authorities and political subdivisions could be impaired.

New York City. The fiscal health of the State is closely related to the fiscal health of its localities, particularly the City, which has required significant financial assistance from the State in the past.

Special Considerations Relating to Pennsylvania Municipal Securities

Revenues and Expenditures.  The Constitution of Pennsylvania provides that operating budget appropriations may not exceed the estimated revenues and available surplus in the fiscal year for which funds are appropriated. Annual budgets are enacted for the General Fund and for certain special revenue funds which represent the majority of expenditures of the Commonwealth. Pennsylvania's Governmental Funds receive a majority of their revenues from taxes levied by the Commonwealth. Interest earnings, licenses and fees, lottery ticket sales, liquor store profits, miscellaneous revenues, augmentations and Federal government grants supply the balance of the receipts of these funds.

Pennsylvania Risk Factors. The Pennsylvania Municipal Bond Fund will have considerable investments in Pennsylvania municipal obligations. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.

An investment in the Fund will be affected by the many factors that affect the financial condition of the Commonwealth of Pennsylvania. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect a Fund.

Local Government Debt. Local government in Pennsylvania consists of numerous individual units. Each unit is distinct and independent of other local units, although they may overlap geographically. There is extensive general legislation applying to local government. Municipalities may also issue revenue obligations without limit and without affecting their general obligation borrowing capacity if the obligations are projected to be paid solely from project revenues. Municipal authorities and industrial development authorities are also widespread in Pennsylvania.

General Considerations Relating to State Specific Municipal Securities

With respect to municipal securities issued by a state and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the Trust cannot predict what legislation, if any, may be proposed in the state's legislature in regards to the state's personal income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of the state's municipal securities for investment by a Fund and the value of a Fund's investments.

In addition, in January 2006 the Kentucky Court of Appeals held, in Davis v. Department of Revenue, that the state's exemption of interest on its own bonds and those of its political subdivisions and its taxation of interest on the bonds of other states and their political subdivisions unlawfully discriminates against interstate commerce. After the Kentucky Supreme Court declined to review the decision, Kentucky officials petitioned the United States Supreme Court to review the Davis decision, and the request was granted by the Court on May 24, 2007. A decision in the Davis case is anticipated sometime during the present term of the United States Supreme Court, which commenced on October 1, 2007. If the United States Supreme Court were to affirm the Davis decision, the tax treatment of state and local government bonds of other states also may be held to be unconstitutional. A determination that the tax-exempt treatment of state and local government bonds unlawfully discriminates against interstate commerce could cause interest on such tax-exempt obligations held by a Fund to become taxable and the market value of such obligations to decline, which, in turn, may negatively affect the value of the Fund's shares.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Administrator also serves as the transfer agent for the Funds (the "Transfer Agent"). SIMC, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator and Transfer Agent. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services or employs certain other parties, including affiliates, who provide such services, including regulatory reporting and all necessary space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

Administration Fee. The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (b) by the Administrator on not less than 90 days' written notice to the Trust.

For the fiscal years ended August 31, 2005, 2006 and 2007, the following table shows: (i) the dollar amount of fees paid by each Fund to the Administrator; and (ii) the dollar amount of the Administrator's voluntary fee waiver for each Fund:

	Fees Paid (000)			Fees Waived or Reimbursed (000)
Fund	2005	2006	2007	2005	2006	2007
Intermediate-Term Municipal Fund	$2,142	$2,296	$2,495	$124	$107	$133
Short Duration Municipal Fund	$207	$396	$537	$9	$21	$23
California Municipal Bond Fund	$423	$423	$470	$21	$33	$25
Massachusetts Municipal Bond Fund	$90	$86	$89	$4	$4	$5
New Jersey Municipal Bond Fund	$169	$184	$237	$8	$14	$10
New York Municipal Bond Fund	$231	$270	$322	$9	$14	$15
Pennsylvania Municipal Bond Fund	$88	$95	$95	$117	$110	$114
Tax-Advantaged Income Fund*	$—	$—	$—	$—	$—	$—
Institutional Tax Free Fund	$3,016	$2,911	$3,109	$1,036	$1,281	$1,284
Tax Free Fund	$2,840	$2,467	$2,423	$0	$0	$0
Massachusetts Tax Free Money Market Fund	$131	$128	$164	$30	$51	$50

* Commenced operations on September 4, 2007.

THE ADVISER AND SUB-ADVISERS

General.  SIMC serves as investment adviser to the Funds. SIMC is a wholly-owned subsidiary of SEI (NASDAQ: SEIC), a leading global provider of outsourced asset management, investment processing and investment operations solutions. The principal business address of SIMC and SEI is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates currently serve as adviser to more than 8 investment companies, including 77 funds, with approximately $92.9 billion in assets under management as of November 30, 2007.

Manager of Managers Structure. SIMC is the investment adviser to the Massachusetts Municipal Bond, New York Municipal Bond, California Municipal Bond, New Jersey Municipal Bond, Pennsylvania Municipal Bond, Tax-Advantaged Income, Intermediate-Term Municipal, Short Duration Municipal, Massachusetts Tax Free Money Market, Institutional Tax Free and Tax Free Funds, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to hire, retain or terminate sub-advisers unaffiliated with SIMC for the Funds without submitting the sub-advisory agreements to a vote of the Funds' shareholders. Among other things, the exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements. The Funds will notify shareholders in the event of any addition or change in the identity of their sub-advisers.

SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and the Board of Trustees, the sub-advisers to the Funds are generally responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-advisers also are responsible for managing their employees who provide services to the Funds. Sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the sub-advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets to the sub-advisers, monitors and evaluates the sub-advisers' performance, and oversees sub-adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC has the ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee sub-advisers and recommend their hiring, termination and replacement.

For its advisory services, SIMC receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.33% of the average daily net assets of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, and New York Municipal Bond Funds, 0.35% of the average daily net assets of the Pennsylvania Municipal Bond Fund, 0.50% of the average daily net assets of the Tax-Advantaged Income Fund. For its advisory services to the Massachusetts Tax Free Money Market, Institutional Tax Free and Tax Free Funds, SIMC receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.05% on the first $500 million, 0.04% on the next $500 million and 0.03% thereafter, calculated by aggregating the assets of the Tax Free and Institutional Tax Free Funds and applying this fee schedule and then allocating the fee to each of these Funds based upon its relative net assets. SIMC pays the sub-advisers out its investment advisory fees.

Delaware Management Company ("Delaware"), a series of Delaware Management Business Trust, serves as investment sub-adviser to the Intermediate-Term Municipal Fund. Delaware is a wholly-owned subsidiary of Lincoln Financial Group, the marketing name for Lincoln National Corporation.

McDonnell Investment Management, LLC ("McDonnell"), serves as investment sub-adviser to the New Jersey Municipal Bond and California Municipal Bond Funds. McDonnell is 100% employee owned and is managed by an Executive Committee. Dennis J. McDonnell owns more than 25% of the interests of McDonnell and serves as Chairman and Chief Executive Officer of McDonnell.

Neuberger Berman Management Inc. ("NBMI") serves as investment sub-adviser to the Institutional Tax Free, Tax Free, Massachusetts Tax Free Money Market and Short Duration Municipal Funds. NBMI is

an indirect, wholly-owned subsidiary of Lehman Brothers Holdings, Inc. ("LBHI"), a corporation listed on the New York Stock Exchange under the ticker symbol "LEH", and related LBHI subsidiaries.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC—Pacific Investment Management Company LLC ("PIMCO") serves as a sub-adviser to a portion of the assets of the Tax-Advantaged Income Fund. PIMCO, a Delaware limited liability company, was founded in 1971. PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P., ("AGI LP"). Allianz SE ("Allianz SE") is the indirect majority owner of AGI LP. Allianz SE is a European-based multinational insurance and financial services holding company.

SPECTRUM ASSET MANAGEMENT, INC.—Spectrum Asset Management, Inc. ("Spectrum") serves as a sub-adviser to a portion of the assets of the Tax-Advantaged Income Fund. Spectrum, a Connecticut corporation, was founded in 1987. Spectrum is a wholly owned affiliate of Principal Global Investors.

Standish Mellon Asset Management Co. LLC ("Standish"), serves as investment sub-adviser to the Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New York Municipal Bond and Intermediate-Term Municipal Funds. Standish is wholly owned by Standish Mellon Asset Management Holdings, LLC, which in turn is owned by the Mellon Financial Corporation.

Advisory and Sub-Advisory Agreements with the Trust. Each advisory agreement or sub-advisory agreement (together with the advisory agreements, the "Investment Advisory Agreements") provides that SIMC or the Fund's sub-adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of each Investment Advisory Agreement after the first two (2) years must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to SIMC or the Fund's sub-adviser, as applicable, or by SIMC or the Fund's sub-adviser, as applicable, on 90 days' written notice to the Trust.

Advisory and Sub-Advisory Fees. For the fiscal years ended August 31, 2005, 2006 and 2007, the following table shows: (i) the dollar amount of fees paid to SIMC; and (ii) the dollar amount of SIMC's voluntary fee waiver for each Fund.

	Fees Paid (000)			Fees Waived or Reimbursed (000)
Fund	2005	2006	2007	2005	2006	2007
Intermediate-Term Municipal Fund	$2,550	$2,858	$3,087	$565	$447	$527
Short Duration Municipal Fund	$243	$469	$630	$54	$104	$140
California Municipal Bond Fund	$576	$462	$639	$34	$166	$42
Massachusetts Municipal Bond Fund	$106	$101	$105	$23	$23	$24
New Jersey Municipal Bond Fund	$238	$272	$318	$5	$1	$21
New York Municipal Bond Fund	$270	$319	$378	$60	$71	$85
Pennsylvania Municipal Bond Fund	$277	$277	$281	$82	$82	$84
Tax-Advantaged Income Fund*	N/A	N/A	N/A	N/A	N/A	N/A
Institutional Tax Free Fund	$420	$440	$451	$0	$0	$0
Tax Free Fund	$294	$259	$249	$0	$0	$0
Massachusetts Tax Free Money Market Fund	$26	$29	$34	$0	$0	$0

* Commenced operations on September 4, 2007.

For the fiscal years ended August 31, 2005, 2006 and 2007, the following table shows: (i) the dollar amount of fees paid to the sub-advisers by SIMC; and (ii) the dollar amount of the sub-advisers' voluntary fee waivers.

	Fees Paid (000)			Fees Waived (000)
Fund	2005	2006	2007	2005	2006	2007
Intermediate-Term Municipal Fund	$1,133	$1,356	$1,332	$0	$0	$0
Short Duration Municipal Fund	$108	$209	$280	$0	$0	$0
California Municipal Bond Fund	$299	$306	$328	$0	$0	$0
Massachusetts Municipal Bond Fund	$47	$45	$47	$0	$0	$0
New Jersey Municipal Bond Fund	$119	$133	$164	$0	$0	$0
New York Municipal Bond Fund	$120	$142	$168	$0	$0	$0
Pennsylvania Municipal Bond Fund	$123	$123	$125	$0	$0	$0
Tax-Advantaged Income Fund*	N/A	N/A	N/A	N/A	N/A	N/A
Massachusetts Tax Free Money Market Fund	$26	$29	$34	$0	$0	$0
Institutional Tax Free Fund	$420	$440	$452	$0	$0	$0
Tax Free Fund	$294	$259	$249	$0	$0	$0

* Commenced operations on September 4, 2007.

Portfolio Management.

Delaware

Compensation. SIMC pays Delaware a fee based on the assets under management of the Intermediate-Term Municipal Fund as set forth in an investment sub-advisory agreement between Delaware and SIMC. The following information relates to the period ending August 31, 2007.

Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The amount of the pool for bonus payments is first determined by a mathematical equation based on all assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles and managed separate accounts. Generally, 50%-70% of the bonus is quantitatively determined. For more senior portfolio managers, a higher percentage of the bonus is quantitatively determined. For investment companies, each manager is compensated according to the Fund's Lipper peer group percentile ranking on a one-year and three-year basis, equally weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the Frank Russell and Callan Associates databases on a one-year and three-year basis, with three-year performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile over the three-year period. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining 30%-50% portion of the bonus is discretionary as determined by Delaware Investments and takes into account subjective factors.

Each named portfolio manager is eligible to participate in the Lincoln National Corporation Executive Deferred Compensation Plan, which is available to all employees whose income exceeds a designated threshold. The Plan is a non-qualified unfunded deferred compensation plan that permits participating employees to defer the receipt of a portion of their cash compensation.

Portfolio managers may be awarded options to purchase common shares of Delaware Investments U.S., Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan (non-statutory or

"non-qualified" stock options). In addition, certain managers may be awarded restricted stock units, or "performance shares," in Lincoln National Corporation ("Lincoln"). Delaware Investments U.S., Inc., is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Holdings, Inc., is in turn a wholly-owned, indirect subsidiary of Lincoln.

The Delaware Investments U.S., Inc. Stock Option Plan was established in 2001 in order to provide certain Delaware investment personnel with a more direct means of participating in Delaware's growth. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after issuance. Options are awarded from time to time by Delaware in its full discretion. Option awards may be based in part on seniority. The fair market value of the shares is normally determined as of each June 30 and December 31. Shares issued upon the exercise of such options must be held for six months and one day, after which time the shareholder may put them back to the issuer or the shares may be called back from the shareholder.

Portfolio managers who do not participate in the Delaware Investments U.S., Inc. Stock Option Plan are eligible to participate in Lincoln's Long-Term Incentive Plan, which is designed to provide a long-term incentive to officers of Lincoln. Under the plan, a specified number of performance shares are allocated to each unit and are awarded to participants in the discretion of their managers in accordance with recommended targets related to the number of employees in a unit that may receive an award and the number of shares to be awarded. The performance shares have a three-year vesting schedule and, at the end of the three years, the actual number of shares distributed to those who received awards may be equal to, greater than or less than the amount of the award based on Lincoln's achievement of certain performance goals relative to a pre-determined peer group.

Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Fund Shares. As of the end of the Intermediate-Term Municipal Fund's most recently completed fiscal year, Delaware's portfolio managers did not beneficially own any shares in the Intermediate-Term Municipal Fund.

Other Accounts. As of August 31, 2007, Delaware's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows: Any accounts managed in a personal capacity appear under "Other Accounts" along with other accounts managed on a professional basis. The personal account information is current as of the most recent calendar quarter-end for which account statements are available.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Joseph Baxter	21	$4,300,000,000	N/A	N/A	29	$1,000,000,000
Robert Collins	21	$4,300,000,000	N/A	N/A	28	$1,000,000,000
Stephen Czepiel	21	$4,300,000,000	N/A	N/A	25	$1,000,000,000

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interests. Individual portfolio managers may perform investment management services for Other Accounts similar to those provided to the Intermediate-Term Municipal Fund and the investment action for each account and the Intermediate-Term Municipal Fund may differ. For example, one account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for the Intermediate-Term Municipal Fund may adversely affect the value of securities held by another account. Additionally, the management of multiple accounts and funds may give rise to potential conflicts of interest, as a portfolio manager must allocate his or her time and effort to multiple accounts and funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all accounts and funds for which the investment would be suitable may not be able to participate. Delaware has adopted procedures designed to allocate investments fairly across multiple accounts.

Delaware's portfolio manager's management of personal accounts may also present certain conflicts of interest. While Delaware's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

McDonnell

Compensation. SIMC pays McDonnell a fee based on the assets under management of the New Jersey Municipal Bond and California Municipal Bond Funds as set forth in an investment sub-advisory agreement between McDonnell and SIMC. McDonnell pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the New Jersey Municipal Bond and California Municipal Bond Funds. The following information relates to the period ended August 31, 2007.

Generally, McDonnell's professional personnel, including its portfolio managers, are compensated with a fixed annual salary. Portfolio managers also receive a variable year-end bonus that is determined based on the financial performance of McDonnell and individual performance of the portfolio manager. Components of compensation for the portfolio managers are as follows: competitive base salary, performance-based bonus pool, financial performance of McDonnell, portfolio manager performance, client satisfaction/retention, quality benefits program and company equity participation.

Portfolio manager compensation is not quantitatively based on the New Jersey Municipal Bond and California Municipal Bond Funds' investment performance or on the value of the New Jersey Municipal Bond and California Municipal Bond Funds' assets under management. However, the New Jersey Municipal Bond Fund's performance and the California Municipal Bond Fund's performance, as well as the performance of other accounts managed by McDonnell, are components of bonus compensation.

Ownership of Fund Shares. As of August 31, 2007, McDonnell's portfolio managers did not beneficially own any shares of the New Jersey Municipal Bond and California Municipal Bond Funds.

Other Accounts. As of August 31, 2007, in addition to the New Jersey Municipal Bond and California Municipal Bond Funds, McDonnell's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Stephen Wlodarski	2	$85,235,921	N/A	N/A	174	$4,792,445,793
Dawn Daggy-Mangerson	2	$85,235,921	N/A	N/A	33	$1,566,131,518
James Grabovac	1	$68,871,298	N/A	N/A	17	$2,199,312,207

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interests. There are certain inherent and potential conflicts of interest between McDonnell's management of the New Jersey Municipal Bond and California Municipal Bond Funds and the activities of other accounts of managers (collectively, the "Other Accounts"). The Other Accounts might have similar investment objectives as the New Jersey Municipal Bond and California Municipal Bond Funds, or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the New Jersey Municipal Bond and California Municipal Bond Funds.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the New Jersey Municipal Bond and California Municipal Bond Funds. For example, McDonnell does not devote its full time to the management of any one account and will only be required to devote such time and attention to the New Jersey Municipal Bond and California Municipal Bond Funds as it, in its sole discretion, deems necessary for the management of the New Jersey Municipal Bond and California Municipal Bond Funds. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, McDonnell does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, McDonnell believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' management of the New Jersey Municipal Bond and California Municipal Bond Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the New Jersey Municipal Bond and California Municipal Bond Funds, which may be exacerbated to the extent that McDonnell or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than the New Jersey Municipal Bond and California Municipal Bond Funds. Because of their positions with the New Jersey Municipal Bond and California Municipal Bond Funds, the portfolio managers know the size, timing, and possible market impact of Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the New Jersey Municipal Bond and California Municipal Bond Funds. However, McDonnell has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

There may also be a conflict of interest in the allocation of investment opportunities between the New Jersey Municipal Bond and California Municipal Bond Funds and Other Accounts which McDonnell advises. Although McDonnell will allocate investment opportunities in a manner which it believes in good faith to be in the best interests of all the accounts involved and will in general allocate investment opportunities believed to be appropriate for both the New Jersey Municipal Bond and California Municipal Bond Funds and one or more of its Other Accounts among the New Jersey Municipal Bond and California Municipal Bond Funds and such Other Accounts on an equitable basis, there can be no assurance that a particular investment opportunity which comes to the attention of McDonnell will be allocated in any particular manner. In particular, some of these Other Accounts may seek to acquire securities of the same issuer as the New Jersey Municipal Bond and California Municipal Bond Funds or to dispose of investments the New Jersey Municipal Bond and California Municipal Bond Funds are seeking to acquire. In addition, Other Accounts advised by McDonnell have different investment objectives or considerations than the New Jersey Municipal Bond and California Municipal Bond Funds. Thus decisions as to purchases of and sales for each account are made separately and independently in light of the objectives and purposes of such account. Notwithstanding this theoretical conflict of interest, it is McDonnell's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, McDonnell has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions.

McDonnell may from time to time hold on behalf of its clients positions of more than 5% of the debt or equity securities of several issuers. If McDonnell were to decide or be required for any reason to sell one or more of these positions over a short period of time, the New Jersey Municipal Bond and California Municipal Bond Funds might suffer a greater loss due to the concentration of such positions than would be the case if McDonnell did not take significant interests in any particular issuer.

Notwithstanding anything to the contrary above, McDonnell will resolve all conflicts of interest by exercising the good faith required of fiduciaries.

NBMI

Compensation. SIMC pays NBMI a fee based on the assets under management of the Short Duration Municipal Bond, Institutional Tax Free, Tax Free and Massachusetts Tax Free Money Market Funds as set forth in an investment sub-advisory agreement between NBMI and SIMC. NBMI pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Short Duration Municipal Bond, Institutional Tax Free, Tax Free and Massachusetts Tax Free Money Market Funds. The following information relates to the period ended August 31, 2007.

A portion of the compensation paid to each of NBMI's portfolio managers is determined by comparison to other mutual funds with similar investment objectives and benchmarks (i.e., tax free funds), as opposed to a system dependent on a percent of management fees. The portfolio managers are paid a base salary that is not dependent on performance. Each portfolio manager also has a "target bonus," which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant criteria discussed above. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual's willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing. Senior management is responsible for determinations based on these subjective factors. There are additional components that comprise the portfolio managers' compensation packages, including: (i) whether the manager was a partner/principal of NBMI prior to the initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the portfolio manager joined NBMI; and (iii) the total amount of assets for which the portfolio manager is responsible.

In addition, there are additional stock and option award programs available.

Ownership of Fund Shares. As of August 31, 2007, NBMI's portfolio manager did not beneficially own any shares of the Short Duration Municipal Bond, Institutional Tax Free, Tax Free and Massachusetts Tax Free Money Market Funds.

Other Accounts. As of August 31, 2007, in addition to the Funds, NBMI's portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Janet Fiorenza	9	$4,955,885,554	1	$361,861,383	648	$3,466,089,993

None of the accounts listed above is subject to performance-based advisory fees.

Conflicts of Interests. NBMI's policy is to allocate investment opportunities in a manner that it believes in good faith will result in the fair and equitable treatment of all accounts under management.

NBMI will not necessarily purchase or sell securities at the same time, in the same time, or in the same proportionate amounts for all eligible accounts. Therefore, not all accounts will necessarily participate in the same investment opportunity or participate on the same basis. Various factors, as discussed below, are taken into consideration which NBMI believes on balance will result, over time, in an allocation that is fair and equitable for each account.

At any point in time, each account will typically have different cash availability and investment objectives. In situations in which an acquisition is equally suitable for two or more accounts, the portfolio manager will first attempt to obtain enough bonds to satisfy the need. If demand still outstrips the available supply of that issue, the portfolio manager will use her best business judgment to determine that each account's needs are met.

The following is taken into consideration:

  1.  That each of the accounts has the appropriate percentage of variable rate demand obligations to meet its liquidity needs;

  2.  That the average weighted maturity for each of the accounts is appropriate in the current marketplace; and

  3.  That available cash is invested appropriately along the yield curve. In situations where the portfolio manager feels that a certain security is exceptionally valued, bonds will be prorated in the aggregate accordingly.

Each account is reviewed on a daily basis by the portfolio manager as well as the Head of Municipal Cash Management who is responsible for the management of all short-term portfolios. Accounts are reviewed as to average weighted maturity as well as performance. In addition, NBMI receives weekly, monthly, and quarterly reports from Imoney.net in which all of the funds are compared for performance as well as average weighted maturity.

PIMCO

Compensation. SIMC pays PIMCO a fee based on the assets under management of the Tax-Advantaged Income Fund set forth in an investment sub-advisory agreements between PIMCO and SIMC. PIMCO pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tax-Advantaged Income Fund. The following information relates to the period ended August 31, 2007.

PIMCO has adopted a "Total Compensation Plan" for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm's mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation. PIMCO's contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus. Base salaries are determined by considering an individual portfolio manager's experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the "Bonus Factors" may be considered when determining the bonus for portfolio managers:

  i)  3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

  ii)  Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

  iii)  Amount and nature of assets managed by the portfolio manager;

  iv)  Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

  v)  Generation and contribution of investment ideas in the context of PIMCO's secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

  vi)  Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

  vii)  Contributions to asset retention, gathering and client satisfaction;

  viii)  Contributions to mentoring, coaching and/or supervising; and

  ix)  Personal growth and skills added.

A portfolio manager's compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation Committee.

Retention Bonuses. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan ("Cash Bonus Plan"), which provides cash rewards that appreciate or depreciate based upon the performance of PIMCO's parent company, Allianz Global Investor, and PIMCO over a three-year period. The aggregate amount available for distribution to participate is based upon Allianz Global Investors' profit growth and PIMCO's profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual's overall contribution to the firm and the Bonus Factors.

Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG (currently known as Allianz SE) ("Allianz"). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged for Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director's employment with PIMCO.

Ownership of Fund Shares. As of August 31, 2007, PIMCO's portfolio managers did not beneficially own any shares of the Tax-Advantaged Income Fund.

Other Accounts. As of August 31, 2007, PIMCO's portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John Cummings	4	$277,270,000	1	$21,650,000	25	$1,332,950,000

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interest. From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Tax-Advantaged Income Fund, on the one hand, and the management of other accounts (collectively, the "Other Accounts"), on the other. The Other Accounts might have similar investment objectives or strategies as the Tax-Advantaged Income Fund, track the same index as the Tax-Advantaged Income Fund tracks or otherwise hold, purchase or sell securities that are eligible to be held, purchased or sold by the Tax-Advantaged Income Fund. The Other Accounts might also have different investment objectives or strategies than the Tax-Advantaged Income Fund.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of a portfolio manager's day-to-day management of the Tax-Advantaged Income Fund. Because of their positions with the Tax-Advantaged Income Fund, the portfolio managers know the size, timing and possible market impact of the Tax-Advantaged Income Fund's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Tax-Advantaged Income Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Tax-Advantaged Income Fund and Other Accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Tax-Advantaged Income Fund and the Other Accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Tax-Advantaged Income Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address conflicts of interest due to the side-by-side management of a fund and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such Other Accounts instead of allocating them to the Tax-Advantaged Income Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Tax-Advantaged Income Fund and Other Accounts on a fair and equitable basis over time.

Spectrum

Compensation. SIMC pays Spectrum a fee based on the assets under management of the Tax-Advantaged Income Fund as set forth in an investment sub-advisory agreement between Spectrum and SIMC. Spectrum pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tax-Advantaged Income Fund. The following information relates to the period ended August 31, 2007.

Spectrum professionals are paid a base salary that comprises between 50-70% of their total compensation. The balance consists of quarterly and year-end performance bonuses based on overall pre-tax firm revenues (25%), assets under management (25%), and individual performance and contributions to the investment team (50%). Salaries of Spectrum's executive and investment staff are benchmarked against national compensation levels of asset management firms and the bonus is driven by investment performance and factors described earlier, such that top quartile fund performance generates top quartile compensation.

Ownership of Fund Shares. As of August 31, 2007, Spectrum's portfolio managers did not beneficially own any shares of the Tax-Advantaged Income Fund.

Other Accounts. As of August 31, 2007, Spectrum's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Mark Lieb	11	$7,806,313,898	16	$2,490,106,220	47	$2,864,446,424
Bernard Sussman	11	$7,806,313,898	16	$2,490,106,220	42	$2,861,909,606
Phillip Jacoby	11	$7,806,313,899	16	$2,490,106,221	39	$2,855,826,656

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interest. Spectrum's portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Tax-Advantaged Income Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives to the Tax-Advantaged Income Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Tax-Advantaged Income Fund. Spectrum does not believe that these conflicts, if any, are material or, to the extent any such conflicts are material, Spectrum believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of Spectrum's portfolio managers' day-to-day management of the Tax-Advantaged Income Fund. Because of their positions with the Tax-Advantaged Income Fund, the portfolio managers know the size, timing and possible market impact of Tax-Advantaged Income Fund trades. It is theoretically possible that Spectrum's portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Tax-Advantaged Income Fund. However, Spectrum has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of Spectrum's portfolio managers' management of the Tax-Advantaged Income Fund and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Tax-Advantaged Income Fund. This conflict of interest may be exacerbated to the extent that Spectrum or its portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than the Tax-Advantaged Income Fund. Notwithstanding this theoretical conflict of interest, it is Spectrum's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Spectrum has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while Spectrum's portfolio managers may buy Other Accounts securities that differ in identity or quantity from securities bought for the Tax-Advantaged Income Fund, such securities might not be suitable for the Tax-Advantaged Income Fund given its investment objectives and related restrictions.

Standish

Compensation. SIMC pays Standish a fee based on the assets under management of the Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New York Municipal Bond and Intermediate-Term Municipal Bond Funds as set forth in investment sub-advisory agreements between Standish and SIMC. Standish pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New York Municipal Bond and Intermediate-Term Municipal Bond Funds. The following information relates to the period ended August 31, 2007.

Each of Standish's portfolio manager's cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the Standish Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Standish's performance. The portfolio managers are eligible to receive annual cash bonus awards from the incentive compensation plan.

Annual awards are granted in March, for the prior calendar year. Individual awards for portfolio managers are discretionary, based on product performance relative to goals established at the beginning of each calendar year. Goals are to a substantial degree based on investment performance, including performance for one- and three-year periods. Also considered in determining individual awards are team participation and general contributions to Standish.

All portfolio managers are also eligible to participate in the Standish Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of Standish (capped at 20% per year). Management has discretion with respect to actual participation.

Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to Standish's Elective Deferred Compensation Plan.

Ownership of Fund Shares. As of August 31, 2007, the portfolio manager did not beneficially own any shares of the Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New York Municipal Bond and Intermediate-Term Municipal Bond Funds.

Other Accounts. As of August 31, 2007, in addition to the Funds, the portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Steven W. Harvey	6	$1,345,551,185	N/A	N/A	94	$2,975,252,298

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interests. When one of Standish's portfolio managers is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, Standish does not believe that any material conflicts are likely to arise out of the portfolio manager's responsibility for the management of the Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New York Municipal Bond and Intermediate-Term Municipal Bond Funds as well as one or more other accounts. Standish has adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs. Generally, the risks of such conflicts of interests are increased to the extent that the portfolio manager has a financial incentive to favor one account over another.

A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation on the initial public offering. Standish has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, the policies of Standish generally require that such trades be "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts for which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, Standish will place the order in a manner intended to result in as favorable a price as possible for such client.

A portfolio manager may favor an account if the portfolio manager's compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if Standish receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation. The investment performance on specific accounts is not a factor in determining the portfolio manager's compensation.

A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. Standish imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.

If the different accounts have materially and potentially conflicting investment objections or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, Standish seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING

General. SEI Investments Distribution Co. (the "Distributor") serves as each Fund's distributor. The Distributor is a wholly-owned subsidiary of SEI. The Distributor has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distribution Agreement with the Trust. The Distributor serves as each Fund's distributor pursuant to a distribution agreement with the Trust ("Distribution Agreement"). The Distribution Agreement shall be approved at least annually: (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust; and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person or at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than 60 days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Fund shares.

Shareholder and Administrative Servicing Plans. The Trust has adopted shareholder servicing plans for its Class A, B and C shares (each a "Shareholder Servicing Plan" and, collectively, the "Shareholder Servicing Plans"). Under the Shareholder Servicing Plans, Class A, B and C Shares of the Funds are subject to a .25% Shareholder servicing fee. Under the Shareholder Servicing Plan for Class A shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; providing subaccounting with respect to shares beneficially owned by clients; providing share information on share positions to clients; forwarding shareholder communications to clients (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); processing purchase, exchange and redemption orders; and processing dividend payments. Under the Shareholder Servicing Plans for Class B and C shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; and assisting clients in changing dividend options, account designations and addresses.

The Trust has adopted administrative servicing plans for its Class B and C shares (each an "Administrative Servicing Plan" and, collectively, the "Administrative Servicing Plans"). Under the Administrative Servicing Plans, Class B and C Shares of the Funds are subject to Administrative servicing fees of .05% and .25%, respectively. Under the Administrative Servicing Plans for Class B and C shares, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: providing subaccounting with respect to shares beneficially owned by clients; providing share information on share positions to clients; forwarding shareholder communications to clients (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); processing purchase, exchange and redemption orders; processing dividend payments on behalf of its clients; and providing such other similar services as a Fund may, through the Distributor, reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

Distribution Expenses Incurred by Adviser. The Funds are sold primarily through independent registered investment advisors, financial planners, bank trust departments and other financial advisors ("Financial Advisors") who provide their clients with advice and services in connection with their investments in the SEI Funds. SEI Funds are typically combined into complete investment portfolios and strategies using asset allocation techniques to serve investor needs. In connection with its distribution activities, SIMC and its affiliates may provide Financial Advisors, without charge, asset allocation models and strategies, custody services, risk assessment tools, and other investment information and services to assist the Financial Advisor in providing advice to investors.

SIMC may hold conferences, seminars and other educational and informational activities for Financial Advisors for the purpose of educating Financial Advisors about the Funds and other investment products offered by SIMC or its affiliates. SIMC may pay for lodging, meals and other similar expenses incurred by Financial Advisors in connection with such activities. SIMC also may pay expenses associated with joint marketing activities with Financial Advisors, including, without limitation, seminars, conferences, client appreciation dinners, direct market mailings and other marketing activities designed to further the promotion of the Funds. In certain cases, SIMC may make payments to Financial Advisors or their employer in connection with their solicitation or referral of investment business, subject to any regulatory requirements for disclosure to and consent from the investor. All such marketing expenses and solicitation payments are paid by SIMC or its affiliates out of its past profits or other available resources, and are not charged to the Funds.

Many Financial Advisors may be affiliated with broker-dealers. SIMC and its affiliates may pay compensation to broker-dealers or other financial institutions for services such as, without limitation, providing the Funds with "shelf space" or a higher profile for the firm's associated Financial Advisers and their customers, placing the Funds on the firm's preferred or recommended fund list, granting the Distributor access to the firm's associated Financial Advisers, providing assistance in training and educating the firms' personnel, allowing sponsorship of seminars or informational meetings, and furnishing marketing support and other specified services. These payments may be based on average net assets of SEI Funds attributable to that broker-dealer, gross or net sales of SEI Funds attributable to that broker-dealer, a negotiated lump sum payment, or other appropriate compensation for services rendered.

Payments may also be made by SIMC or its affiliates to financial institutions to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. These fees may be used by the financial institutions to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans. The foregoing payments may be in addition to any shareholder servicing fees paid to a financial institution in accordance with the Funds' Shareholder Services Plan or Administrative Services Plan.

The payments discussed above may be significant to the financial institutions receiving them, and may create an incentive for the financial institutions or its representatives to recommend or offer shares of the SEI Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources.

Although the Funds may use broker-dealers that sell Fund shares to effect transactions for the Funds' portfolio, the Funds, SIMC and the sub-advisers will not consider the sale of Fund shares as a factor when choosing broker-dealers to effect those transactions and will not direct brokerage transactions to broker-dealers as compensation for the sales of Fund shares.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Funds and each fund of SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Institutional Investments Trust and SEI Alpha Strategy Portfolios, LP (the "Fund Complex"), which currently consists of 77 funds and includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Members of the Board.  Set forth below are the names, dates of birth, position with the Trust, the year in which the Trustee was elected, other directorships held and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. There is no stated term of office for the Trustees of the Trust, however, a Trustee must retire from the Board of Trustees by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the Trust, and with the consent of any trustee that is eligible for retirement, by unanimous vote, extend the term of such trustee for successive periods of one year. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (DOB 08/17/46)—Chairman of the Board of Trustees* (since 1982)—SEI employee, 1974-present. President and Chief Executive Officer of the Trust, December 2005-present and SEI Alpha Strategy Portfolios, LP, June 2007-present. President and Director of SEI Opportunity Master Fund, L.P., SEI Opportunity Fund, L.P. and SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Asset Allocation Trust.

WILLIAM M. DORAN (DOB 05/26/40)—Trustee* (since 1982)—1701 Market Street, Philadelphia, PA 19103. Director of SEI Alpha Strategy Portfolios, LP since June 2007. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Director of SEI since 1974; Secretary of SEI since 1978.

*  Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Funds (as that term is defined in the 1940 Act) by virtue of their relationship with the Trust's Distributor and SIMC.

Director of the Distributor since 2003. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Asset Allocation Trust.

Independent Trustees.

JAMES M. STOREY (DOB 04/12/31)—Trustee (since 1995)—Attorney, Solo Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Trustee/Director of U.S. Charitable Gift Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, Massachusetts Health and Education Tax-Exempt Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Alpha Strategy Portfolios, LP.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)—Trustee (since 1996)—Self-employed Consultant, Newfound Consultants Inc. since April 1997. Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Opportunity Master Fund, L.P., SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Alpha Strategy Portfolios, LP.

ROSEMARIE B. GRECO (DOB 03/31/46)—Trustee (since 1999)—Director, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania, since 2003. Founder and Principal, Grecoventures Ltd., from 1999 to 2002. Director, Sunoco, Inc. and Exelon Corporation. Trustee/Director of Pennsylvania Real Estate Investment Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Alpha Strategy Portfolios, LP.

NINA LESAVOY (DOB 07/24/57)—Trustee (since 2003)—Managing Partner, Cue Capital since March 2002. Managing Partner and Head of Sales, Investorforce, March 2000-December 2001. Global Partner working for the CEO, Invesco Capital, January 1998-January 2000. Head of Sales and Client Services, Chancellor Capital and later LGT Asset Management, 1986-2000. Trustee/Director of SEI Opportunity Master Fund, L.P., SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Institutional Investments Trust and SEI Alpha Strategy Portfolios, LP.

JAMES M. WILLIAMS (DOB 10/10/47)—Trustee (since 2004)—Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999. Trustee/Director of Ariel Mutual Funds, SEI Opportunity Master Fund, L.P., SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Alpha Strategy Portfolios, LP.

MITCHELL A. JOHNSON (DOB 03/01/42)—Trustee (since 2007)—Private Investor since 1994. Director, Federal Agricultural Mortgage Corporation (Farmer Mac). Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Liquid Asset Trust and SEI Alpha Strategy Portfolios, LP.

Board Standing Committees. The Board has established the following standing committees:

•  Audit Committee.  The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditor's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditor's opinion, any related management letter, management's responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Audit Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditor and the Trust's senior internal accounting executive, if any, the independent auditor's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. In addition, the Audit Committee is responsible for the oversight of the Trust's compliance program. Messrs. Storey, Sullivan, Williams and Johnson, Ms. Greco and Ms. Lesavoy, currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times during the Trust's most recently completed fiscal year.

•  Fair Value Pricing Committee. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available or deemed not eligible. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and did not meet during the Trust's most recently completed fiscal year.

•  Governance Committee. The Board has a standing Governance Committee that is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self assessment of the Board's operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" Trustee candidates; reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Governance Committee at the applicable Trust's offices. Messrs. Storey, Sullivan, Williams and Johnson, Ms. Greco and Ms. Lesavoy currently serve as members of the Governance Committee. The Governance Committee shall meet at the direction of its Chair as often as appropriate to accomplish its purpose. In any event, the Governance Committee shall meet at least once each year and shall conduct at least one meeting in person. The Governance Committee met four times during the Trust's most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) of the Securities and Exchange Act of 1934 (the "1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)*
Interested
Mr. Nesher	None	Over $100,000
Mr. Doran	None	Over $100,000

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)*
Independent
Mr. Storey	None	None
Mr. Sullivan	Over $100,000	None
Ms. Greco	None	None
Ms. Lesavoy	None	None
Mr. Williams	None	None
Mr. Johnson	None	None

*  Valuation date as of December 31, 2006.

Board Compensation. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

Name	Aggregate Compensation (000)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex (000)
Interested
Mr. Nesher	$0	N/A	N/A	$0
Mr. Doran	$0	N/A	N/A	$0
Independent
Mr. Gooch*	$21	N/A	N/A	$180
Mr. Storey	$21	N/A	N/A	$180
Mr. Sullivan	$21	N/A	N/A	$180
Ms. Greco	$21	N/A	N/A	$180
Ms. Lesavoy	$21	N/A	N/A	$180
Mr. Williams	$21	N/A	N/A	$180
Mr. Johnson	$11	N/A	N/A	$46

* Mr. Gooch retired as of December 31, 2007.

Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers to one or more of the mutual funds to which SEI or its affiliates act as investment adviser, administrator, or distributor.

ROBERT A. NESHER (DOB 08/17/46)—President and Chief Executive Officer (since 2005)—SEI employee, 1974-present. President and Chief Executive Officer, June 2007 to present, of SEI Alpha Strategy Portfolios, LP. President and Director of SEI Opportunity Master Fund, L.P. and SEI Opportunity Fund, L.P. Executive Vice President of SEI, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994.

TIMOTHY D. BARTO (DOB 03/28/68)—Vice President and Secretary (since 2002)—Vice President and Assistant Secretary of the Trust, 1999-2002. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor and Vice President of the Distributor, 1999-2003.

STEPHEN F. PANNER (DOB 06/08/70)—Controller and Chief Financial Officer (since 2005)—Fund Accounting Director of the Administrator, 2005-present. Fund Administration Manager, Old Mutual Fund Services, 2000-2005, Chief Financial Officer, Controller and Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2004-2005. Assistant Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2000-2004. Assistant Treasurer, Old Mutual Fund Advisors Fund, 2004-2005.

JOHN J. MCCUE (DOB 04/20/63)—Vice President (since 2004)—Director of Portfolio Implementations for SIMC, August 1995 to present. Managing Director of Money Market Investments for SIMC, January 2003 to 2005.

RUSSELL EMERY (DOB 12/18/62)—Chief Compliance Officer (since 2006)—Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of SEI Opportunity Master Fund, L.P., SEI Opportunity Fund, L.P., Bishop Street Funds, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust, The Advisors' Inner Circle Fund and The Advisors' Inner Circle Fund II, since March 2006. Director of Investment Product Management and Development of SIMC, February 2003-March 2006. Senior Investment Analyst—Equity Team of SIMC, March 2000-February 2003.

SOFIA A. ROSALA (DOB 02/01/74)—Vice President and Assistant Secretary (since 2004)—Vice President and Assistant Secretary of SIMC and the Administrator since 2005. Compliance Officer of SEI, September 2001-2004.

JAMES NDIAYE (DOB 09/11/68)—Vice President and Assistant Secretary (since 2005)—Vice President and Assistant Secretary of SIMC since 2005. Vice President, Deutsche Asset Management, 2003-2004. Associate, Morgan, Lewis & Bockius LLP, 2000-2003.

MICHAEL T. PANG (DOB 07/08/72)—Vice President and Assistant Secretary (since 2005)—Vice President and Assistant Secretary of SIMC since 2005. Counsel, Caledonian Bank & Trust's Mutual Funds Group, 2004. Counsel, Permal Asset Management, 2001-2004. Associate, Schulte, Roth & Zabel's Investment Management Group, 2000-2001. Staff Attorney, U.S. Securities and Exchange Commission's Division of Enforcement, Northeast Regional Office, 1997-2000.

NICOLE WELCH (DOB 09/13/77)—Anti-Money Laundering Compliance Officer (since 2005)— Assistant Vice President and Anti-Money Laundering Compliance Coordinator of SEI since 2005. Compliance Analyst, TD Waterhouse, 2004. Senior Compliance Analyst, UBS Financial Services, 2002-2004. Knowledge Management Analyst, PricewaterhouseCoopers Consulting, 2000-2002.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated proxy voting responsibilities to SIMC. In delegating proxy voting responsibilities, each Fund has directed that proxies be voted consistent with a Fund's best economic interests.

SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or the Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the Client as to how to vote on the proposal).

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain, without charge, a copy of SIMC's Procedures and Guidelines, or information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007, by calling SIMC at 1-800-DIAL-SEI, by writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or on the SEC's website at http://www.sec.gov.

DETERMINATION OF NET ASSET VALUE

General Policy. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Fair Value Pricing Committee and reviewed by the Trust's Board of Trustees. In complying with the 1940 Act, the Trust follows guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Money Market Securities and other Debt Securities. If available, debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

Money market securities and debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value and which is discussed in greater length below. If such prices are not available or SIMC or the Fund's sub-adviser, as applicable, deems them to be unreliable, the security will be valued at fair value as determined in good faith by the Fair Value Pricing Committee and reviewed by the Trust's Board of Trustees.

Amortized Cost Valuation

Securities of the Funds may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Trust resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

The Trust's use of amortized cost valuation and the maintenance of the net asset value of each Fund at $1.00 are permitted by Rule 2a-7, under the 1940 Act, provided that certain conditions are met. Under Rule 2a-7, a money market portfolio must maintain a dollar-weighted average maturity in the Fund of 90 days or less and may not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar-denominated obligations that present minimal credit risks and that are "eligible securities," which means they are: (i) rated, at the time of investment, by at least two NRSROs (one if it is the only NRSRO rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"); or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality (a "second tier security"). The sub-advisers will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. In addition, investments in second tier securities are subject to the further constraints that: (i) no more than 5% of a Fund's assets may be invested in such securities in the aggregate; and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Fund's total assets or $1 million.

Rule 2a-7 also requires the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for each Fund. However, there is no assurance that the Trust will be able to meet this objective. The Trust's procedures require the determination of the extent of deviation, if any, of each Fund's current net asset value per share calculated using available market quotations from each Fund's amortized cost value per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if any Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of that Fund in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of Funds other than the Money Market Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Purchases and redemptions of shares of the Money Market Funds may be made on any day the NYSE and the Federal Reserve System ("Federal Reserve") are open for business. Each Money Market Fund may operate on any day that the NYSE is closed for business, but the Federal Reserve is open for business, for such time as sufficient liquidity exists in the Fund's principal trading markets, based on the determination of the officers of the Trust, acting in consultation with SIMC or the Fund's sub-adviser, as applicable. The Funds will notify shareholders that the Funds are open for business.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Administrator, SIMC, the Distributor and/or the Custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the Massachusetts Money Market, Institutional Tax Free and Tax Free Funds observe Columbus Day and Veterans Day.

Use of Third-Party Independent Pricing Agents. The Funds' Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the changes would not materially affect valuation of a Fund's net assets or involve material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may not be obtained at the next regularly scheduled Board meeting.

TAXES

Federal Income Tax

The following is only a summary of certain additional Federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Distributions of net investment income by a Fund may be taxable as ordinary income, whether you take them in cash or additional shares. However, a Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of long-term capital gains, if any, will be taxable to shareholders at capital gains rates, regardless of how long the shareholder has held the Fund shares. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Each Fund will decide whether to distribute or retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. If any such gains are retained, the Fund will pay Federal income tax thereon, and, if the Fund makes an election, the shareholders will include such undistributed gains in their income and shareholders subject to tax will be able to claim their share of the tax paid by the Fund as a credit against their Federal income tax liability.

A gain or loss realized by a shareholder on the sale or exchange of shares of a Fund held as a capital asset will be capital gain or loss, and such gain or loss will be long-term or short-term, depending upon how long you have held your shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares. Any loss realized by a shareholder on the disposition of shares held 6 months or less is disallowed to the extent of the amount of exempt-interest dividends received by the shareholder with respect to such shares.

Each Fund will generally be subject to a nondeductible 4% Federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for such calendar year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Fund is required by Federal law to withhold at the applicable rate a tax on reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to individual or non-corporate shareholders who have not certified on the Account Registration Form, or on a separate form supplied by the Fund, that: (i) the Social Security or Taxpayer Identification Number provided is correct; (ii) the shareholder is exempt from backup withholding or is not currently subject to backup withholding; and (iii) the shareholder is a U.S. citizen or resident alien.

Each Fund within the Trust is treated as a separate corporation for Federal income tax purposes, and thus the provisions of the Code generally will be applied to each Fund separately, rather than to the Trust as a whole. Net long-term and short-term capital gains, net income, and operating expenses therefore will be determined separately for each Fund.

Each Fund intends to qualify as a regulated investment company ("RIC") under the Code for each tax year. If a Fund fails to so qualify for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions), to the extent of its current and accumulated earnings and profits, will be taxable as ordinary income dividends to its shareholders, subject to the corporate dividends received deduction for corporate shareholders and to the reduced rates applicable to qualified dividend income for individual shareholders.

The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

In order to qualify for treatment as a RIC under the Code, a Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income, including net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies or other income (including gains from forward contracts) derived with respect to its business of investing in stocks, securities and currencies, and net income derived from an interest in a qualified publicly traded partnership ("Income Requirement"); (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, United States Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's total assets and that does not represent more than 10% of the outstanding voting securities of the issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, the securities (other than the securities of other RICs) of two or more issuers engaged in the same, similar, or related trades or businesses if a Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% Federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the Federal excise tax applicable to RICs.

Only the Tax-Advantaged Income Fund expects to receive income generally in the form of dividends and interest on its investments. A portion of the dividends paid by the Tax-Advantaged Income Fund may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, subject to certain holding period requirements and other requirements, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Each Fund other than the Tax-Advantaged Income Fund anticipates receiving only interest income and accordingly no dividends of any such Fund are expected to qualify for the dividends received deduction or as qualified dividend income.

Exempt-interest dividends are excludable from a shareholder's gross income for regular Federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code. The Alternative Minimum Tax is imposed at the rate of 26% to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. There are two circumstances where exempt-interest dividends impact the computation of the Alternative Minimum Tax. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers. The Funds intend, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

The percentage of income that constitutes "exempt-interest dividends" will be determined for each year for the Funds and will be applied uniformly to all dividends declared with respect to the Funds during that year. This percentage may differ from the actual percentage for any particular day. The Funds will inform you of the amount of your distributions at the time they are paid, and will advise you of their tax status for Federal income tax purposes shortly after the close of each calendar year.

While the Tax-Advantaged Income Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from Federal income tax in order to meet the requirements necessary to pay out exempt interest dividends to its shareholders, if the Tax-Advantaged Income Fund fails to meet this requirement, the income from all of its investments, including its municipal securities, may be subject to Federal income tax.

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Funds will not be deductible for Federal income tax purposes to the extent that the Funds distribute exempt-interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares of the Funds. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds or private activity bonds.

Issuers of bonds purchased by the Funds (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to Federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

State Taxes

Depending upon applicable state and local law, shareholders of a Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities in which they reside, but shareholders may be subject to tax on income derived from obligations of other jurisdictions and/or capital gains distributions, if any. Each Fund will make periodic reports to shareholders of the source of distributions on a state-by-state basis. The following is a general abbreviated summary of certain state tax laws presently in effect as they might govern the state taxation of shareholders. These laws are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult with their own tax advisors for more detailed information concerning state tax matters.

Recent Judicial Developments. In January 2006, the Kentucky Court of Appeals held, in Davis v. Department of Revenue, that the state's exemption of interest on its own bonds and those of its political subdivisions and its taxation of interest on the bonds of other states and their political subdivisions unlawfully discriminates against interstate commerce. After the Kentucky Supreme Court declines to review the decision, Kentucky officials petitioned the United States Supreme Court to review the Davis decision, and the request was granted by the Court on May 24, 2007. A decision in the Davis case is anticipated sometime during the current term of the United States Supreme Court, which commenced on October 1, 2007. If the United States Supreme Court were to affirm the Davis decision, the tax treatment of state and local government bonds of other states also may be held to be unconstitutional. A determination that the tax-exempt treatment of state and local government bonds unlawfully discriminates against interstate commerce could cause interest on such tax-exempt obligations held by the Fund to become taxable and the market value of such obligations to decline, which, in turn, may negatively affect the value of the Fund shares.

Massachusetts Income Taxes. Under current law, as long as the Massachusetts Municipal Bond and Massachussets Tax Free Money Market Funds qualify as a regulated investment company under the Code, distributions from each Fund which qualify as exempt-interest dividends for Federal income tax purposes are exempt from Massachusetts personal income taxation, to the extent that the distributions are derived from interest on certain Massachusetts obligations and are properly designated as such in a written notice mailed to the Fund's shareholders not later than sixty days after the close of the Fund's tax year. In addition, as long as each Fund qualifies as a regulated investment company under the Code, distributions which qualify as capital gain dividends for Federal income tax purposes also are exempt from Massachusetts personal income taxation, to the extent that the distributions are attributable to gains from the sale or exchange of certain Massachusetts obligations, and are properly designated as such in a written notice mailed to the Fund's shareholders not later than sixty days after the close of the Fund's tax year.

State and local tax consequences may differ from the Federal income tax consequences and the Massachusetts tax consequences described above. Shareholders should consult their own tax advisors regarding the particular tax consequences of an investment in a Fund.

California Income Taxes.  The following is a general, abbreviated summary of certain of the provisions of the California Revenue and Taxation Code presently in effect as they directly govern the taxation of Shareholders subject to California personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult with their own tax advisors for more detailed information concerning California tax matters. The California Municipal Bond Fund intends to qualify to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). The Fund will qualify to pay California exempt-interest dividends if: (1) at the close of each quarter of the Fund's taxable year, at least 50 percent of the value of the Fund's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations"); and (2) the Fund continues to qualify as a regulated investment company.

If the Fund qualifies to pay California exempt-interest dividends, dividends distributed to shareholders will be considered California exempt-interest dividends if they meet certain requirements. The Fund will notify its shareholders of the amount of exempt-interest dividends each year.

Corporations subject to California franchise tax that invest in a Fund are not entitled to exclude California exempt-interest dividends from income.

Dividend distributions that do not qualify for treatment as California exempt-interest dividends (including those dividend distributions to shareholders taxable as long-term capital gains for Federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of the Fund's earnings and profits.

Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a Fund will not be deductible for California personal income tax purposes if the Fund distributes California exempt-interest dividends.

If a Fund qualifies to pay California exempt-interest dividends, dividends distributed to shareholders will be considered California exempt-interest dividends: (1) if they are designated as exempt-interest dividends by the Fund in a written notice to shareholders mailed within 60 days of the close of the Fund's taxable year; and (2) to the extent the interest received by the Fund during the year on California Tax Exempt Obligations exceeds expenses of the Fund that would be disallowed under California personal income tax law as allocable to tax exempt interest if the Fund were an individual. If the aggregate dividends so designated exceed the amount that may be treated as California exempt-interest dividends, only that percentage of each dividend distribution equal to the ratio of aggregate California exempt-interest dividends to aggregate dividends so designated will be treated as a California exempt-interest dividend.

Pennsylvania Taxes. The following is a general, abbreviated summary of certain of the provisions of the Pennsylvania tax code presently in effect as they directly govern the taxation of shareholders subject to Pennsylvania personal income tax. These provisions are subject to change by legislative or administration action, and any such change may be retroactive.

Distributions paid by the Pennsylvania Municipal Bond Fund to shareholders will not be subject to the Pennsylvania personal income tax or the Philadelphia School District investment net income tax to the extent that the distributions are attributable to interest received by each Fund from its investments in: (i) obligations issued by the Commonwealth of Pennsylvania, any public authority, commission, board of agency created by the Commonwealth of Pennsylvania or any public authority created by such political subdivision; and (ii) obligations of the United States, the interest and gains from which are statutorily free from state taxation in the Commonwealth. Distributions by the Fund to a Pennsylvania resident that are attributable to most other sources will not be exempt from the Pennsylvania personal income tax or (for residents of Philadelphia) the Philadelphia School District investment net income tax. Distributions paid by the Fund which are excludable as exempt income for Federal tax purposes are not subject to the Pennsylvania corporate net income tax.

The Fund intends to invest primarily in obligations that produce interest exempt from Federal and Pennsylvania taxes. If the Fund invests in obligations that pay interest that is not exempt for Pennsylvania purposes but is exempt for Federal purposes, a portion of the Fund's distributions will be subject to Pennsylvania personal income tax.

New York State and Local Taxes. The following is a general, abbreviated summary of certain of the provisions of the New York tax code presently in effect as they directly govern the taxation of shareholders subject to New York personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.

Dividends paid by the New York Municipal Bond Fund that are derived from interest on municipal securities issued by New York State and political subdivisions or any agency or instrumentality thereof which interest would be exempt from New York State tax if held by an individual, will be exempt from New York State and New York City personal income taxes, but not corporate franchise taxes. Other dividends and distributions from other Municipal Securities, certain U.S. Government obligations, taxable income and capital gains will not be exempt from New York State and New York City taxes. In addition, interest or indebtedness incurred by a shareholder to purchase or carry shares of a Fund is not deductible for New York personal income tax purposes to the extent that it relates to New York exempt-interest dividends distributed to a shareholder during the taxable year.

New Jersey Income Taxes. The following is a general, abbreviated summary of certain of the provisions of the New Jersey tax code presently in effect as they directly govern the taxation of shareholders subject to New Jersey tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.

For purposes of this discussion of New Jersey taxation, it is assumed that the New Jersey Municipal Bond Fund will continue to qualify as a regulated investment company for Federal tax purposes. Distributions paid by the Fund will not be subject to the New Jersey Gross Income Tax to the extent they are derived from interest income on, and net gain, if any, from the disposition of, obligations issued by New Jersey, its local governmental entities, instrumentalities, or agencies ("New Jersey securities") or direct obligations of the United States, its territories and certain of its agencies and instrumentalities ("Federal Securities") held by the Fund, either when received by the Fund or when credited or distributed to the investors, provided that the Fund meets the New Jersey requirements for a qualified investment fund, which requirements include but are not limited to the following: (1) maintaining its registration as a registered investment company; (2) investing at least 80% of the aggregate principal amount of the Fund's investments, excluding cash and certain specified items, in New Jersey securities or Federal Securities, and (3) investing 100% of its assets in interest bearing obligations, obligations issued at a discount and cash and cash items, including receivables, and financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto.

For New Jersey Gross Income Tax purposes, net income or gains and distributions derived from investments in other than New Jersey securities and Federal Securities, and distributions from net realized capital gains in respect of such investments, would be taxable. Thus, while the Fund intends to invest primarily in obligations that produce interest exempt from Federal and New Jersey taxes, if the Fund invests in obligations that pay interest that is not exempt for New Jersey purposes but is exempt for Federal purposes, a portion of the Fund's distributions would be subject to New Jersey tax.

Shareholders should consult their tax advisors concerning the state and local tax consequences of investments in the Trust, which may differ from the Federal income tax consequences described above.

PORTFOLIO TRANSACTIONS

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark-up or reflect a dealer's mark-down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

Brokerage Selection. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, SIMC and the Funds' sub-advisers are responsible for placing orders to execute portfolio transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While SIMC and the

Funds' sub-advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, SIMC or the Fund's sub-adviser, as applicable, may select a broker based upon brokerage or research services provided to SIMC or the Fund's sub-adviser. SIMC and the Funds' sub-advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

SIMC and the various firms that serve as sub-advisers to the Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may execute a substantial portion of a Fund's portfolio transactions through a commission recapture program that SIMC has arranged with the Distributor (the "Program"). SIMC then requests, but does not require, that the sub-adviser executes a portion of a Fund's portfolio transactions through the Program. Under the Program, the Distributor receives a commission, in its capacity as an introducing broker, on Fund portfolio transactions. The Distributor then returns to a Fund a portion of the commissions earned on the portfolio transactions, and such payments are used by the Fund to pay fund operating expenses. The sub-adviser is authorized to execute trades pursuant to the Program; provided that, the sub-adviser determines that such trading is consistent with its duty to seek best execution on Fund portfolio transactions. As disclosed in the Trust's prospectuses, SIMC in many cases voluntarily waives fees that it is entitled to receive for providing services to a Fund and/or reimburses expenses of a Fund in order to maintain the Fund's total operating expenses at or below a specified level. In such cases, the portion of commissions returned to a Fund under the Program will generally be used to pay Fund expenses that may otherwise have been voluntarily waived or reimbursed by SIMC or its affiliates, thereby increasing the portion of the Fund fees that SIMC and its affiliates are able to receive and retain. In cases where SIMC and its affiliates are not voluntarily waiving Fund fees or reimbursing expenses, then the portion of commissions returned to a Fund under the Program will directly decrease the overall amount of operating expenses of the Fund borne by shareholders.

SIMC also from time to time executes trades with the Distributor, again acting as introducing broker, in connection with the transition of the securities and other assets included in a Fund's portfolio when there is a change in sub-advisers in the Fund or a reallocation of assets among the Funds' sub-advisers. An unaffiliated third-party broker selected by SIMC or the relevant sub-adviser provides execution and clearing services with respect to such trades, and is compensated for such services out of the commission paid to the Distributor on the trades. All such transactions effected using the Distributor as introducing broker must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of Fund transactions through affiliated brokers. The Funds do not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

Section 28(e) of the 1934 Act permits SIMC and the Funds' sub-advisers, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, SIMC and the Funds' sub-advisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (e.g., clearance, settlement, and custody). In the case of research services, SIMC and the Funds' sub-advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which SIMC or the Funds' sub-advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. SIMC or the Funds' sub-advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by SIMC or the Funds' sub-advisers will be in addition to and not in lieu of the services required to be performed by SIMC or the Funds' sub-advisers under their advisory agreements or sub-advisory agreements, respectively. Any advisory or other fees paid to SIMC or the Funds' sub-advisers are not reduced as a result of the receipt of research services.

In some cases SIMC or the Funds' sub-advisers may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, SIMC or the Fund's sub-adviser, as applicable, makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while SIMC or the Fund's sub-adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, SIMC and the Funds' sub-advisers face a potential conflict of interest, but SIMC and the Funds' sub-advisers believe that their respective allocation procedures are reasonably designed to ensure that they appropriately allocate the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide SIMC or the Funds' sub-advisers with research services. The National Association of Securities Dealers has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

The Funds do not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

For the fiscal years ended August 31, 2005, 2006 and 2007, the Funds paid no brokerage commissions.

The money market securities in which certain of the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, SIMC or the Fund's sub-adviser will deal directly with the dealers who make a market in the securities involved, except in those circumstances where they reasonably believe that better prices and execution may be available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis, and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Funds will primarily consist of dealer spreads and underwriting commissions.

Brokerage with Fund Affiliates. It is expected that certain of the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act and rules, or any orders, of the SEC. These provisions require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Funds may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with payment of certain of the Funds' expenses by such broker-dealers. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations, or any orders, of the SEC.

PORTFOLIO TURNOVER

It is expected that the portfolio turnover rate will normally not exceed 100% for any Fund. A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable a Fund to receive favorable tax treatment.

For each of the fiscal years ending August 31, 2006 and 2007, the portfolio turnover rates for the Funds were as follows:

	Turnover Rate
Fund	2006	2007
Intermediate-Term Municipal Fund	33.80%	34.14%
Short Duration Municipal Fund	27.80%	28.41%
California Municipal Bond Fund	32.22%	13.86%
Massachusetts Municipal Bond Fund	13.50%	13.13%
New Jersey Municipal Bond Fund	16.55%	20.73%
New York Municipal Bond Fund	12.58%	8.45%
Pennsylvania Municipal Bond Fund	6.93%	22.85%
Tax-Advantaged Income Fund*	N/A	N/A

* Commenced operations on September 4, 2007.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Funds' portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the "Portfolio Holdings Website"). The Board has approved a policy that provides that portfolio holdings may not be made available to any third-party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy effectively addresses conflicts of interest and controls the use of portfolio holdings information by making such information available to all investors on an equal basis.

Ten calendar days after each month end (the "Disclosure Date"), a list of the top ten portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Fifteen days after the end of each month, a list of all portfolio holdings in the Massachusetts Money Market, Institutional Tax Free and Tax Free Funds as of the end of such month shall be made available on the Portfolio Holdings Website. A list of all portfolio holdings in all other Funds shall be made available on the Portfolio Holdings Website on the first day of the month following the Disclosure Date. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third-party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes a confidentiality agreement with the Trust that is satisfactory to the Trust's officers and that provides that the reporting service will not trade on the information. The Funds currently have no arrangements to provide portfolio holdings information to any third-party reporting services prior to the availability of such holdings on the Portfolio Holdings Website.

Portfolio holdings information may also be provided at any time (and as frequently as daily) to the Funds' Trustees, SIMC, the sub-advisers, the Distributor, the Administrator, the custodian, the independent proxy voting service retained by SIMC, the Funds' third-party independent pricing agents and the Fund's independent registered public accounting firm, as well as to state and Federal regulators and government agencies, and as otherwise requested by law or judicial process. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider's contract with the Trust or by the nature of its relationship with the Trust. Portfolio holdings of a Fund may also be provided to a prospective service provider for that Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund in such form as deemed acceptable by an officer of the Fund. The Board exercises on-going oversight of the disclosure of Fund portfolio holdings by overseeing the implementation and enforcement of the Funds' policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters.

Neither the Funds, SIMC, nor any other service provider to the Funds may receive compensation or other consideration for providing portfolio holdings information.

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, SIMC, the Funds' sub-advisers and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Prospectuses or SAI for the Funds state that an investment limitation or a fundamental policy may not be changed without shareholder approval or that other action requires shareholder approval, such approval means the vote of: (i) 67% or more of a Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of December 3, 2007, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund. The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency, or custodial customers.

Name and Address of Shareholder	Number of Shares	Percentage of Fund
Intermediate-Term Municipal Fund, Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	94,580,778.415	87.24%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	7,017,538.288	6.47%
Short Duration Municipal Fund, Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	28,731,461.328	92.14%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	2,417,259.978	7.75%

Name and Address of Shareholder	Number of Shares	Percentage of Fund
California Municipal Bond Fund, Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	20,618,676.622	92.61%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	1,562,982.543	7.02%
Massachusetts Municipal Bond Fund, Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	4,253,211.386	94.71%
New Jersey Municipal Bond Fund, Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	11,790,924.693	95.17%
New York Municipal Bond Fund, Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	14,189,696.472	94.34%
Pennsylvania Municipal Bond Fund, Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	7,431,775.141	94.24%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	402,152.740	5.10%
Tax-Advantaged Income Fund, Class A
SEI Investments Company One Freedom Valley Drive Oaks, PA 19456	1,212,203.117	67.72%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	539,836.641	30.16%

Name and Address of Shareholder	Number of Shares	Percentage of Fund
Pennsylvania Municipal Bond Fund, Class B
Sheldon & Co. c/o National City Bank P.O. Box 94984 Cleveland, OH 44101-4984	854,288.188	33.02%
East Stroudsburg Savings Assoc. Asset Management & Trust Services 744 Main St. Stroudsburg, PA 18360-2018	471,211.341	18.21%
SEI Private Trust Company Attn: Mutual Funds One Freedom Valley Drive Oaks, PA 19456	347,133.916	13.42%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	245,912.102	9.51%
ACNB Company Adams County National Bank P.O. Box 4566 Gettysburg, PA 17325-4566	245,004.125	9.47%
Institutional Tax Free Fund, Class A
SEI Private Trust Company Attn: April Johnson/Maureen Burns One Freedom Valley Drive Oaks, PA 19456	124,432,335.860	11.79%
SEI Private Trust Company c/o UBS Paine Webber Attn: Mutual Funds Administrator One Freedom Valley Drive Oaks, PA 19456	112,210,939.760	10.63%
Kanaly Trust Company Attn: Meghan Arnold 4550 Post Oak Place, Suite 139 Houston, TX 77027-3163	109,871,310.000	10.41%
American National Bank 3033 East First Avenue Denver, CO 80206-5617	103,839,553.840	9.84%

Name and Address of Shareholder	Number of Shares	Percentage of Fund
Westwood Trust Attn: Operations 200 Crescent Court Suite 1200 Dallas, TX 75201-1855	70,146,544.540	6.65%
SEI Private Trust Company c/o SEI Corporation P.O. Box 1100 Oaks, PA 19456-1100	65,232,860.020	6.18%
SEI Private Trust Company Mutual Funds Administrator One Freedom Valley Drive Oaks, PA 19456	64,596,379.340	6.12%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	55,067,469.960	5.22%
Institutional Tax Free Fund, Class B
SEI Trust c/o Chevy Chase Trust One Freedom Valley Drive Oaks, PA 19456	81,295,614.300	26.78%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	62,965,180.480	20.74%
SEI Private Trust Company Attn: Jackie Esposito One Freedom Valley Drive Oaks, PA 19456	32,403,537.900	10.67%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	30,594,176.950	10.08%
SEI Private Trust Company c/o The Peoples Bank Attn: Mutual Fund Admin. One Freedom Valley Drive Oaks, PA 19456	27,199,955.060	8.96%
SEI Private Trust Company c/o Boston Private Attn: Mutual Funds One Freedom Valley Drive Oaks, PA 19456	25,786,550.200	8.49%

Name and Address of Shareholder	Number of Shares	Percentage of Fund
Muir & Co. c/o Frost National Bank P.O. Box 2479	20,628,204.690	6.79%
Institutional Tax Free Fund, Class C
Sterling Bank Attn: Joe Klingen 15000 Northwest Freeway Houston, TX 77040-3299	7,245,816.170	29.54%
SEI Private Trust Company Mutual Funds Administrator One Freedom Valley Drive Oaks, PA 19456	3,098,527.190	12.63%
SEI Private Trust Company c/o The Peoples Bank One Freedom Valley Drive Oaks, PA 19456	1,970,113.330	8.03%
Provident Bank 400 Bella Boulevard Montebello, NY 10901	1,898,000.000	7.74%
Citizens Bank-MA Attn: Jennifer Costa 1 Citizens Drive Riverside, RI 02915-3019	1,867,422.950	7.61%
Monroe County Bank Attn: Financial Management Services 210 E. Kirkwood Ave. Bloomington, IN 47408-3551	1,682,171.920	6.86%
Citizens Bank Attn: Dru Deterding 328 S. Saginaw Street Flint, MI 48502-1923	1,474,485.240	6.01%
Tax Free Fund, Class A
SEI Private Trust Company c/o SEI Corporation P.O. Box 1100 Oaks, PA 19456-1100	502,964,275.090	66.46%
Naidot & Co. c/o Bessemer Trust Company Attn: Peter Scully 630 Fifth Avenue 38th Floor New York, NY 10111-0100	175,257,320.000	23.16%

Name and Address of Shareholder	Number of Shares	Percentage of Fund
SEI Private Trust Company c/o Laird Norton Attn: Mutual Funds One Freedom Valley Drive Oaks, PA 19456	44,194,620.410	5.84%
Massachusetts Money Market Fund, Class B
SEI Private Trust Company c/o Boston Private Attn: Mutual Funds One Freedom Valley Drive Oaks, PA 19456	109,559,077.300	69.60%
SEI Private Trust Company c/o Rockland Trust One Freedom Valley Drive Oaks, PA 19456	44,423,773.290	28.22%

CUSTODIAN

U.S. Bank National Association, ("U.S. Bank"), 425 Walnut Street, Cincinnati, Ohio 45202 (the "Custodian"), serves as custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

EXPERTS

The financial statements incorporated by reference into this SAI and the Financial Highlights for the years ended August 31, 2006 and 2007 included in the Prospectus have been audited by KPMG LLP, an independent registered public accounting firm, located at 1601 Market Street, Philadelphia, Pennsylvania 19103, as indicated in their report, with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. The Financial Highlights for the years ended August 31, 2003, 2004 and 2005 included in the Prospectus have been audited by the Trust's previous auditors.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

APPENDIX A – DESCRIPTION OF RATINGS

Municipal Note Ratings. An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•  Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

•  Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both. Municipal obligations rated MIG-2 and VMIG-2 are high quality. Margins of protection are ample although not so large as in the preceding group.

Municipal and Corporate Bond Ratings. Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degrees.

Bonds rated A by S&P have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa-rated securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa-rated securities.

Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa by Moody's are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

A-1

Commercial Paper Ratings. Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, 2 and 3 to indicate the relative degree of safety; issues rated A-1+ are those with an "overwhelming degree" of credit protection; those rated A-1 reflect a "very strong" degree of safety regarding timely payment; those rated A-2 reflect a "satisfactory" degree of safety regarding timely payment.

Commercial paper issuers rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality, respectively, on the basis of relative repayment capacity.

A-2

PART C: OTHER INFORMATION

Item 23.  Exhibits:

(a)(1)  Registrant's Declaration of Trust is herein incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on December 18, 1997.

(a)(2)  Amendment to the Registrant's Declaration of Trust, dated July 30, 1982, is herein incorporated by reference to Exhibit 1(b) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on December 18, 1997.

(a)(3)  Amendment to the Registrant's Declaration of Trust, dated May 23, 1986, is herein incorporated by reference to Exhibit 1(c) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on December 18, 1997.

(a)(4)  Amendment to the Registrant's Declaration of Trust, dated April 8, 1987, is herein incorporated by reference to Exhibit 1(d) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on December 18, 1997.

(a)(5)  Amendment to the Registrant's Declaration of Trust, dated December 23, 1988, is herein incorporated by reference to Exhibit 1(e) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on December 18, 1997.

(a)(6)  Amendment to the Registrant's Declaration of Trust, dated June 16, 1989, is herein incorporated by reference to Exhibit 1(f) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on December 18, 1997.

(a)(7)  Amendment to the Registrant's Declaration of Trust, dated July 5, 1989, is herein incorporated by reference to Exhibit 1(g) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on December 18, 1997.

(a)(8)  Amendment to the Registrant's Declaration of Trust, dated November 15, 1989, is herein incorporated by reference to Exhibit 1(h) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on December 18, 1997.

(b)  Amended By-Laws, dated June 17, 2004, are herein incorporated by reference to Exhibit (a)(8) of Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on December 29, 2004.

(c)  Not Applicable.

(d)(1)  Investment Advisory Agreement dated April 16, 1996 with SEI Investments Management Corporation, formerly known as SEI Financial Management Corporation, is herein incorporated by reference to Exhibit 5(j) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on December 18, 1997.

(d)(2)  Investment Sub-Advisory Agreement dated November 12, 2003 between SEI Investments Management Corporation and Standish Mellon Asset Management Company LLC with respect to the Pennsylvania Municipal Bond Fund is herein incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on December 29, 2003.

(d)(3)  Schedule B to Investment Advisory Agreement between Registrant and SEI Investments Management Corporation, formerly known as SEI Financial Management Corporation, adding Pennsylvania Municipal Bond Fund, is herein incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on December 30, 2002.

(d)(4)  Schedule C to Investment Advisory Agreement between Registrant and SEI Investments Management Corporation, formerly known as SEI Financial Management Corporation, adding Massachusetts Tax Free Money Market Fund, is herein incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on December 30, 2002.

(d)(5)  Schedule D to Investment Advisory Agreement between Registrant and SEI Investments Management Corporation, adding Short Duration Municipal Fund, is herein incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on April 13, 2007.

(d)(6)  Schedule E to Investment Advisory Agreement between Registrant and SEI Investments Management Corporation, adding California Tax Exempt Fund, Tax Free Fund, Institutional Tax Free Fund and Pennsylvania Tax Free Fund, is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on April 13, 2007.

(d)(7)  Schedule F to Investment Advisory Agreement between Registrant and SEI Investments Management Corporation, adding New York Municipal Bond Fund f/k/a New York Intermediate Term Municipal Portfolio, New Jersey Municipal Bond Fund f/k/a New Jersey Tax Free Portfolio, Massachusetts Municipal Bond Fund f/k/a Massachusetts Tax Free Portfolio and the California Municipal Bond Fund, f/k/a California Tax Free Portfolio, is herein incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on April 13, 2007.

(d)(8)  Schedule G to Investment Advisory Agreement between Registrant and SEI Investments Management Corporation, adding Tax-Advantaged Income Fund, is herein incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on April 13, 2007.

(d)(9)  Investment Sub-Advisory Agreement dated October 31, 2001 between SEI Investments Management Corporation and McDonnell Investment Management, LLC with respect to the New Jersey Municipal Bond and California Municipal Bond Funds is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on December 31, 2001.

(d)(10)  Investment Sub-Advisory Agreement dated July 31, 2001 between SEI Investments Management Corporation and Standish Mellon Asset Management Company LLC with respect to the Intermediate-Term Municipal, New York Municipal Bond and Massachusetts Municipal Bond Funds is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on December 31, 2001.

(d)(11)  Investment Sub-Advisory Agreement dated February 23, 2005 between SEI Investments Management Corporation and Neuberger Berman Management Inc. with respect to the California Tax Exempt, Institutional Tax Free, Massachusetts Tax Free, Pennsylvania Tax Free, Short Duration Municipal and Tax Free Funds is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on October 28, 2005.

(d)(12)  Schedule D to Investment Advisory Agreement between Registrant and SEI Investments Management Corporation, formerly known as SEI Financial Management Corporation, adding the Short Duration Municipal Fund is herein incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on October 29, 2004.

(d)(13)  Schedule E to Investment Advisory Agreement between Registrant and SEI Investments Management Corporation, formerly known as SEI Financial Management Corporation, adding California Tax Exempt, Tax Free, Institutional Tax Free and Pennsylvania Tax Free Funds is herein incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on December 29, 2004.

(d)(14)  Schedule F to the Investment Advisory Agreement between Registrant and SEI Investments Management Corporation, formerly known as SEI Financial Management Corporation, adding New York Municipal Bond, New Jersey Municipal Bond, Massachusetts Municipal Bond and the California Municipal Bond Funds is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on October 28, 2005.

(d)(15)  Amendment to Investment Sub-Advisory Agreement between SEI Investments Management Corporation and McDonnell Investment Management, LLC with respect to the New Jersey Municipal Bond and California Municipal Bond Funds is herein incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on November 12, 2003.

(d)(16)  Amendment to Investment Sub-Advisory Agreement between SEI Investments Management Corporation and Standish Mellon Asset Management Company LLC with respect to the Intermediate-Term Municipal, New York Municipal Bond and Massachusetts Municipal Bond Funds is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on November 12, 2003.

(d)(17)  Amendment to Investment Sub-Advisory Agreement between SEI Investments Management Corporation and Weiss, Peck & Greer Investments, a division of Robeco USA, L.L.C., with respect to the Massachusetts Tax Free Money Market Fund, is herein incorporated by reference to Exhibit (d)(14) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on November 12, 2003.

(d)(18)  Investment Sub-Advisory Agreement dated March 31, 2006 between SEI Investments Management Corporation and Delaware Management Company, a series of Delaware Business Trust, with respect to the Intermediate-Term Municipal Fund, is herein incorporated by reference to Exhibit (d)(14) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on December 28, 2006.

(d)(19)  Investment Sub-Advisory Agreement dated May 18, 2007 between SEI Investments Management Corporation and Pacific Investment Management Company LLC, with respect to the Tax-Advantaged Income Fund, is filed herewith.

(d)(20)  Investment Sub-Advisory Agreement dated March 16, 2007 between SEI Investments Management Corporation and Spectrum Asset Management, Inc., with respect to the Tax-Advantaged Income Fund, is herein incorporated by reference to Exhibit (d)(20) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on April 13, 2007.

(e)(1)  Amended and Restated Distribution Agreement dated September 16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on December 30, 2002.

(e)(2)  Schedule B to the Distribution Agreement dated March 14, 2007 is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on April 13, 2007.

(f)  Not Applicable.

(g)  Custodian Agreement between SEI Tax Exempt Trust and U.S. Bank National Association dated August 16, 2006 is herein incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on December 28, 2006.

(h)(1)  Amended and Restated Administration and Transfer Agency Agreement between SEI Global Funds Services and SEI Tax Exempt Trust dated December 10, 2003 is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on December 29, 2004.

(h)(2)  Form of Class A Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (9)(a) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on May 5, 1996.

(h)(3)  Form of Class B Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (9)(b) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on May 5, 1996.

(h)(4)  Form of Class B Administrative Services Plan and Agreement is herein incorporated by reference to Exhibit (9)(c) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on May 5, 1996.

(h)(5)  Form of Class C Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (9)(d) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on May 5, 1996.

(h)(6)  Form of Class C Administrative Services Plan and Agreement is herein incorporated by reference to Exhibit (9)(e) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on May 5, 1996.

(h)(7)  Schedule D to the Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Global Funds Services dated March 14, 2007 is herein incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on April 13, 2007.

(i)  Opinion and Consent of Counsel is filed herewith.

(j)  Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)  Not Applicable.

(l)  Not Applicable.

(m)  Not Applicable.

(n)  Amended and Restated Rule 18f-3 Plan is herein incorporated by reference to Exhibit (n)(1) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on December 30, 2002.

(o)  Not Applicable.

(p)(1)  Code of Ethics for SEI Tax Exempt Trust dated March 20, 2000 is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on December 28, 2006.

(p)(2)  The Code of Ethics for SEI Investments Management Corporation is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on December 28, 2006.

(p)(3)  The Code of Ethics for SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on December 28, 2006.

(p)(4)  Code of Ethics for Delaware Management Company, a series of Delaware Management Business Trust, dated June 2006 is herein incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on December 28, 2006.

(p)(5)  Code of Ethics for Standish Mellon Asset Management LLC dated November 2006 is herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on April 13, 2007.

(p)(6)  Code of Ethics for McDonnell Investment Management, LLC dated February 2005 is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on October 28, 2005.

(p)(7)  Code of Ethics for Neuberger Berman Management Inc. dated September 2006 is herein incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on April 13, 2007.

(p)(8)  Code of Ethics for SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on December 28, 2006.

(p)(9)  Code of Ethics for Pacific Investment Management Company LLC dated February 15, 2006 is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on April 13, 2007.

(p)(10)  Code of Ethics for Spectrum Asset Management, Inc. dated October 2006 is herein incorporated by reference to Exhibit (p)(10) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the Securities and Exchange Commission on April 13, 2007.

(q)(1)  Powers of Attorney for William M. Doran, F. Wendell Gooch, Rosemarie B. Greco, James M. Storey, George J. Sullivan, Jr., Nina Lesavoy, Robert A. Nesher, James M. Williams and Stephen F. Panner are herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 29, 2005.

(q)(2)  Power of Attorney for Mitchell A. Johnson is filed herewith.

Item 24.  Persons Controlled by or under Common Control with Registrant:

See the Prospectuses and Statement of Additional Information regarding the Registrant's control relationships. SEI Investments Management Corporation is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 25.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and other Connections of Investment Advisers:

The following tables describe other business, profession, vocation or employment of a substantial nature in which each director, officer or partner of each adviser or sub-adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. Each adviser's or sub-adviser's table was provided to the Registrant by the respective adviser or sub-adviser for inclusion in this Registration Statement.

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is the investment adviser for each of the Funds. The principal business address of SIMC is One Freedom Valley Drive, Oaks, PA 19456. SIMC is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Edward Loughlin Director & President	SEI Investments Company SEI Investments Distribution Company SEI Investments Global Funds Services SEI Trust Company SEI Investments Canada Company	Executive Vice President Director Senior Vice President Director Director

Karl Dasher Director, Senior Vice President & Chief Investment Officer	—	—

N. Jeffrey Klauder Director, Senior Vice President & Assistant Secretary	SEI Investments Company

SEI Insurance Group

SIMC Holdings, LLC
SEI Ventures Inc.

SEI Investments Management
Corporation Delaware, LLC
SIMC Subsidiary LLC
SEI Investments Development
Inc.
SEI Investments Global Funds
Services
SEI Funds Inc.

SEI Investments Inc.

SEI Investments Global Corp
Inc.
SEI Global Capital Investments
Inc.
SEI Investments Global,
Limited
SEI Investments—Global Fund
Services Limited
Larington Limited
SEI Advanced Capital
Management Inc.	General Counsel & Executive
Vice President, Assistant
Secretary
Senior Vice President &
Assistant Secretary
Manager
Senior Vice President &
Secretary
Senior Vice President &
Assistant Secretary
Manager
Senior Vice President &
Secretary
Senior Vice President &
Assistant Secretary
Senior Vice President &
Secretary
Senior Vice President &
Secretary
Director, Senior Vice
President & Secretary
Senior Vice President &
Secretary
Director

Director

Director
Director, Senior Vice
President & Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company

	SEI Primus Holding Corp SEI Global Services Inc. SEI Private Trust Company	Senior Vice President & Assistant Secretary Senior Vice President & Assistant Secretary Director

Wayne Withrow Director & Senior Vice President	SEI Investments Company
SEI Investments Distribution Company
SEI Investments Global Funds Services
SEI Trust Company
SEI Investments Global (Cayman)
Limited
SEI Global Holdings (Cayman) Inc.
SEI Investments Global (Bermuda) Ltd.
	SEI Global Services Inc.	Executive Vice President Director Chief Executive Officer Director Director Chairman of the Board & Executive Chief Officer Director, President Director, Senior Vice President

Joseph P. Ujobai Director & Senior Vice President	SEI Investments Company
SEI Inc. (Canada)
SEI Capital Limited (Canada)
SEI Global Investments Corp
SEI Investments (Europe) Ltd.
SEI Investments—Unit Trust
Management (UK) Limited
SEI Global Nominee Ltd.
SEI Asset Korea
SEI Investments (South Africa)
Limited
SEI Investments Global,
Limited
SEI Investments Canada
Company
	SEI Global Services, Inc.	Executive Vice President Director Director President Director Director Director Director Director Director Director Senior Vice President

Chris Keogh Director & Senior Vice President	—	—

Kathy Heilig Director & Senior Vice President	SEI Investments Company SEI Insurance Group, Inc. SEI Inc. (Canada) SEI Ventures, Inc. SEI Investments Management Corporation Delaware, LLC SEI Investments Developments Inc.	Vice President, Controller &
Chief Accounting Officer
Vice President & Treasurer
Vice President & Treasurer
Director, Vice President &
Treasurer
Manager, Vice President &
Treasurer
Director, Vice President &
Treasurer

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
SEI Investments Global Funds Services
SEI Funds Inc.

SEI Investments, Inc.

SEI Global Investments Corp.

SEI Global Capital Investments, Inc.
SEI Investments Global (Cayman) Limited
SEI Investments Global Holdings (Cayman) Inc.
SEI Advanced Capital Management, Inc.
SEI Primus Holding Corp.

SEI Global Services, Inc.
SEI Franchise Inc.	Vice President & Treasurer

Director, Vice President & Treasurer
Director, Vice President & Treasurer
Director, Vice President & Treasurer
Director, Vice President & Treasurer
Vice President & Treasurer

Vice President, Assistant Secretary & Treasurer
Director, Vice President & Treasurer
Director, Vice President & Treasurer
Treasurer
Vice President & Treasurer

Timothy D. Barto General Counsel, Vice President & Secretary	SEI Investments Company SIMC Holdings, LLC SIMC Subsidiary LLC SEI Investments Global Funds Services SEI Funds Inc. SEI Investments Global (Bermuda) Ltd. SEI Global Services Inc. SEI Franchise Inc.	Vice President & Assistant Secretary Manager Manager General Counsel, Vice President & Secretary Vice President Vice President Vice President & Assistant Secretary Assistant Secretary

Richard Deak Vice President & Assistant Secretary	SEI Investments Company SEI Investments Global Funds Services SEI Global Services Inc.	Vice President & Assistant Secretary Vice President & Assistant Secretary General Counsel, Vice President & Secretary

Lydia A. Gavalis Vice President & Assistant Secretary	SEI Investments Company SEI Insurance Group SEI Global Services Inc. SEI Franchise Inc.	Vice President & Assistant Secretary Vice President & Assistant Secretary Vice President & Assistant Secretary General Counsel, Vice President & Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
James Ndiaye Vice President & Assistant Secretary	SEI Investments Global Funds Services	Vice President & Assistant Secretary

Michael Pang Vice President & Assistant Secretary	SEI Investments Global Funds Services SEI Investments Global (Cayman) Limited SEI Global Holdings (Cayman) Inc. SEI Global Services Inc.	Vice President & Assistant Secretary Vice President & Secretary Vice President & Secretary Vice President & Assistant Secretary

Sofia Rosala Vice President & Assistant Secretary	SEI Investments Global Funds Services	Vice President & Assistant Secretary

Lauren Shank Vice President & Assistant Secretary	SEI Global Services Inc.	Vice President & Assistant Secretary

Lori L. White Vice President & Assistant Secretary	SEI Investments Company SEI Investments Distribution Company SEI Investments Global Funds Services	Vice President & Assistant Secretary Vice President & Assistant Secretary Assistant Secretary

Michael Brophy Chief Compliance Officer	—	—

Kevin Barr Vice President	SEI Investments Distribution Company SEI Global Services Inc.	President & Chief Executive Officer Vice President

Michael Cagnina Vice President	—	—

David Campbell Vice President	SEI Investments Global Funds Services SEI Global Services Inc.	Vice President Vice President

Jim Combs Vice President	SEI Global Services Inc.	Vice President

Michael Farrell Vice President	SEI Investments Distribution Company SEI Franchise Inc.	Vice President Vice President

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Greg Gettinger Vice President	SEI Investments Management Corporation Delaware LLC SEI Investments Global Funds Services SEI Global Services Inc.	Vice President Vice President Vice President

Paul Klauder Vice President	SEI Global Services Inc.	Vice President

James Martielli Vice President	—	—

John J. McCue Vice President	—	—

Dave McLaughliin Vice President	—	—

Carolyn McLaurin Vice President	—	—

Roger Messina Vice President	SEI Global Services Inc.	Vice President

James Miceli Vice President	—	—

Stephen Onofrio Vice President	—	—

Debra Phillips Vice President	—	—

Alison Saunders Vice President	—	—

John Scarpato Vice President	—	—

Brandon Sharrett Vice President	SEI Global Services Inc.	Vice President

Sean Simko Vice President	—	—

James Smigiel Vice President	—	—

Greg Stahl Vice President	—	—

Raymond B. Webster Vice President	SEI Global Services Inc.	Vice President

Delaware Management Company

Delaware Management Company, a series of Delaware Management Business Trust, ("Delaware") is a sub-adviser for the Registrant's Intermediate Term Municipal Fund. The principal business address of Delaware is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103. Delaware is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Patrick P. Coyne President	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

	Lincoln National Investment Companies, Inc.	President

John C.E. Campbell Executive Vice President, Global Marketing & Client Services	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Optimum Fund Trust	President, Chief Executive Officer

Philip N. Russo Executive Vice President, Chief Administrative Officer	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

See Yeng Quek Executive Vice President, Managing Director, Chief Investment Officer— Fixed Income	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

	HYPPCO Finance Company Ltd.	Director, Trustee

	Lincoln National Investment Companies, Inc.	Executive Vice President, Managing Director, Chief Investment Officer—Fixed Income

Douglas L. Anderson Senior Vice President— Operations	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Marshall T. Bassett Senior Vice President, Chief Investment Officer— Emerging Growth Equity	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Joseph R. Baxter Senior Vice President, Head of Municipal Bond Investments	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Christopher S. Beck Senior Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Michael P. Buckley Senior Vice President, Director of Municipal Research	Delaware Investments	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Michael F. Capuzzi Senior Vice President—Investment Systems	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Lui-Er Chen Senior Vice President, Senior Portfolio Manager, Chief Investment Officer—Emerging Markets	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

	Evergreen Investment Management Company	Managing Director, Senior Portfolio Manager

Robert F. Collins Senior Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

James A. Forant Senior Vice President, Director, Technical Services	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Brian Funk Senior Vice President, Director of Credit Research	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Brent C. Garrells Senior Vice President, Senior Research Analyst	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Stuart M. George Senior Vice President, Head of Equity Trading	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Paul Grillo Senior Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Jonathan Hatcher Senior Vice President, Senior Research Analyst	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

William F. Keelan Senior Vice President, Director of Quantitative Research	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Francis X. Morris Senior Vice President, Chief Investment Officer— Core Equity	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Brian L. Murray, Jr. Senior Vice President, Chief Compliance Officer	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

	Lincoln National Investment Companies, Inc.	Senior Vice President, Chief Compliance Officer

Susan L. Natalini Senior Vice President— Marketing & Shared Services	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Zoë Neale Senior Vice President, Chief Investment Officer— International Equity	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

	Thomas Weisel Partners	Portfolio Manager (2002-2005)

D. Tysen Nutt Senior Vice President, Chief Investment Officer— Large Cap Value Equity	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

David P. O'Connor Senior Vice President, Strategic Investment Relationships and Initiatives, General Counsel	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

	Lincoln National Investment Companies, Inc.	Senior Vice President, General Counsel, Strategic Investment Relationships and Initiatives, Chief Legal Officer

	Optimum Fund Trust	Senior Vice President, Strategic Investment Relationships and Initiatives, General Counsel, Chief Legal Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Philip R. Perkins Senior Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Richard Salus Senior Vice President, Controller, Treasurer	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Lincoln National Investment Companies, Inc.	Senior Vice President, Controller, Treasurer

	Optimum Fund Trust	Senior Vice President, Chief Financial Officer

Jeffrey S. Van Harte Senior Vice President, Chief Investment Officer— Focus Growth Equity	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

	Transamerica Investment Management, LLC	Principal, Executive Vice President (1980-2005)

Babak Zenouzi Senior Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

	Chartwell Investment Partners	Senior Portfolio Manager (1999-2006)

Gary T. Abrams Vice President, Senior Equity Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Christopher S. Adams Vice President, Portfolio Manager, Senior Equity Analyst	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Damon J. Andres Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Margaret MacCarthy Bacon Vice President, Investment Specialist	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Thomas Weisel Partners	Client Services Officer (2002-2005)

Todd Bassion Vice President, Senior Research Analyst	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

	Thomas Weisel Partners	Senior Research Associate (2002-2005)

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Richard E. Biester Vice President, Equity Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Christopher J. Bonavico Vice President, Senior Portfolio Manager, Equity Analyst	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

	Transamerica Investment Management, LLC	Principal, Portfolio Manager (1993-2005)

Vincent A. Brancaccio Vice President, Senior Equity Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Kenneth F. Broad Vice President, Senior Portfolio Manager, Equity Analyst	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

	Transamerica Investment Management, LLC	Principal, Portfolio Manager (2000-2005)

Stephen J. Busch Vice President—Managed Accounts	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Mary Ellen M. Carrozza Vice President, Client Services	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Stephen G. Catricks Vice President, Portfolio Manager	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Anthony G. Ciavarelli Vice President, Assistant General Counsel, Assistant Secretary	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

	Lincoln National Investment Companies, Inc.	Vice President, Associate General Counsel, Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
David F. Connor Vice President, Deputy General Counsel, Assistant Secretary	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

	Lincoln National Investment Companies, Inc.	Vice President, Deputy General Counsel, Secretary

	Optimum Fund Trust	Vice President, Deputy General Counsel, Secretary

Stephen J. Czepiel Vice President, Senior Municipal Bond Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Cori E. Daggett Vice President, Counsel, Assistant Secretary	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Christopher M. Ericksen Vice President, Portfolio Manager, Equity Analyst	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

	Transamerica Investment Management, LLC	Portfolio Manager (2004-2005)

	Goldman Sachs	Vice President, Portfolio Manager (1994-2004)

Joel A. Ettinger Vice President—Taxation	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

	Lincoln National Investment Companies, Inc.	Vice President, Taxation

Joseph Fiorilla Vice President— Trading Operations	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Charles E. Fish Vice President, Senior Equity Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Clifford M. Fisher Vice President, Senior Municipal Bond Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Patrick G. Fortier Vice President, Portfolio Manager, Equity Analyst	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

	Transamerica Investment Management, LLC	Portfolio Manager (2000-2005)

Paul D. Foster Vice President, Investment Specialist—Emerging Growth Equity	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Denise A. Franchetti Vice President, Portfolio Manager, Municipal Bond Credit Analyst	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Henry A. Garrido Vice President, Equity Analyst	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Barry S. Gladstein Vice President, Portfolio Analyst	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Edward Gray Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

	Thomas Weisel Partners	Portfolio Manager (2002-2005)

Lisa L. Hansen Vice President, Head of Focus Growth Equity Trading	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Transamerica Investment Management, LLC	Principal, Portfolio Manager, Senior Trader (1997-2005)

Gregory M. Heywood Vice President, Portfolio Manager, Equity Analyst	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

	Transamerica Investment Management, LLC	Senior Research Analyst (2004-2005)

	Wells Capital Management, LLC	Senior Analyst (2003-2004)

	Montgomery Asset Management	Senior Analyst (1996-2003)

Sharon Hill Vice President, Head of Equity Quantitative Research and Analytics	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Christopher M. Holland Vice President, Portfolio Manager	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Michael E. Hughes Vice President, Senior Equity Analyst	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Jordan L. Irving Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Cynthia Isom Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Kenneth R. Jackson Vice President, Quantitative Analyst	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser Similar

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Stephen M. Juszczyszyn	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

	Sovereign Bank Capital Markets	Director of Fixed Income Trading (2001-2007)

Audrey E. Kohart Vice President, Financial Planning and Reporting	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser Similar

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Rosanne L. Kropp Vice President, Senior Fund Analyst II	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Nikhil G. Lalvani Vice President, Senior Equity Analyst, Portfolio Manager	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Steven T. Lampe Vice President, Portfolio Manager	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Anthony A. Lombardi Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Francis P. Magee Vice President, Equity Business Manager	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Michael S. Morris Vice President, Portfolio Manager, Senior Equity Analyst	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Philip O. Obazee Vice President, Derivatives Manager	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Donald G. Padilla President, Portfolio Manager, Senior Equity Analyst	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Daniel J. Prislin Vice President, Senior Portfolio Manager, Equity Analyst	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

	Transamerica Investment Management, LLC	Principal, Portfolio Manager (1998-2005)

Carl Rice Vice President, Senior Investment Specialist, Large Cap Value Focus Equity	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

	Merrill Lynch	Director, Product Specialist (1999-2004)

Joseph T. Rogina Vice President, Equity Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Debbie A. Sabo Vice President, Equity Trader—Focus Growth Equity	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	McMorgan & Company	Head Trader (2003-2005)

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Kevin C. Schildt Vice President, Senior Municipal Credit Analyst	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Bruce Schoenfeld Vice President/Equity Analyst	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

	Arthra Capital Management	Vice President, Senior Emerging Markets Analyst (2005-2006)

	CDP Capital	Director, Portfolio Manager (2002-2005)

Richard D. Seidel Vice President, Assistant Controller, Assistant Treasurer	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Lincoln National Investment Companies, Inc.	Vice President, Assistant Controller, Assistant Treasurer

Nancy E. Smith Vice President—Investment Accounting	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Brenda L. Sprigman Vice President, Business Manager—Fixed Income	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Michael T. Taggart Vice President—Facilities & Administrative Services	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Risè Taylor Vice President—Strategic Investment	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Robert A. Vogel, Jr. Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

	Merrill Lynch	Director, U.S. Active Large-Cap Value Team (1992-2004)

Lori P. Wachs Vice President, Portfolio Manager	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Kathryn R. Williams Vice President, Associate General Counsel, Assistant Secretary	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

	Lincoln National Investment Companies, Inc.	Vice President, Associate General Counsel, Assistant Secretary

Nashira Wynn Vice President, Senior Equity Analyst, Portfolio Manager	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Guojia Zhang Vice President, Equity Analyst	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

	Evergreen Investment Management Company	Equity Analyst (2004-2006)

McDonnell Investment Management, LLC

McDonnell Investment Management, LLC ("McDonnell") is a sub-adviser for the Registrant's New Jersey Municipal Bond and California Municipal Bond Funds. The principal business address of McDonnell is 1515 West 22nd Street, 11th Floor, Oak Brook, IL 60523. McDonnell is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Dennis John McDonnell Chairman & Executive Managing Director	Centrue Financial Corporation	Chairman and Director

	Trans Pacific Bancorp	Director

	Merritt Research Services, LLC	Executive Committee Member

Edward Allen Treichel President and CEO	—	—

Michael Paul Kamradt Executive Managing Director and Chief Investment Officer	—	—

John Martin McCareins Executive Managing Director and Chief Marketing Officer	—	—

James Joseph Boyne Executive Managing Director, General Counsel & Chief Operating Officer	—	—

Frederick Brian Cerini Managing Director	Western International Securities, Inc.	Registered Representative

Peter Lydon Clerkin Managing Director	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Mark Joseph Giura Managing Director	—	—

Brian W. Good Managing Director	—	—

John R. Dragstrem Managing Director	—	—

James Walter Pittinger Managing Director	—	—

Stephen Wlodarski Managing Director	—	—

Richard A. Ciccarone Managing Director	Merritt Research Services, LLC	President & CEO

Timothy H. Cook Managing Director	—	—

Paul Jerome Carter Vice President & Chief Compliance Officer	—	—

James Grabovac Vice President	—	—

Robert J. Hickey Managing Director	—	—

James R. Fellows Managing Director	—	—

Neuberger Berman Management Inc.

Neuberger Berman Management Inc. ("NBMI") is a sub-adviser for the Registrant's Short Duration Municipal, Institutional Tax Free, Tax Free and Massachusetts Tax Free Money Market Funds. The principal business address of NBMI is 605 Third Avenue, New York, New York 10158. NBMI is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert Conti Senior Vice President	Neuberger Berman, LLC	Senior Vice President

	Neuberger Berman Income Funds	Vice President

	Neuberger Berman Equity Funds	Vice President

	Neuberger Berman Advisers Management Trust	Vice President

	Neuberger Berman Intermediate Municipal Fund Inc.	Vice President

	Neuberger Berman New York Intermediate Municipal Fund Inc.	Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Neuberger Berman California Intermediate Municipal Fund Inc.	Vice President

	Neuberger Berman Realty Income Fund Inc.	Vice President

	Neuberger Berman Income Opportunity Fund Inc.	Vice President

	Neuberger Berman Real Estate Securities Income Fund Inc.	Vice President

	Neuberger Berman Dividend Advantage Fund Inc.	Vice President

	Neuberger Berman Institutional Liquidity Series	Vice President

	Lehman Brothers Institutional Liquidity Series	Vice President

	Institutional Liquidity Trust	Vice President

	Lehman Brothers Reserve Liquidity Series	Vice President

Brian J. Gaffney Senior Vice President	Neuberger Berman, LLC	Managing Director

	Neuberger Berman Income Funds	Vice President

	Neuberger Berman Equity Funds	Vice President

	Neuberger Berman Advisers Management Trust	Vice President

	Neuberger Berman Intermediate Municipal Fund Inc.	Vice President

	Neuberger Berman New York Intermediate Municipal Fund Inc.	Vice President

	Neuberger Berman California Intermediate Municipal Fund Inc.	Vice President

	Neuberger Berman Realty Income Fund Inc.	Vice President

	Neuberger Berman Income Opportunity Fund Inc.	Vice President

	Neuberger Berman Real Estate Securities Income Fund Inc.	Vice President

	Neuberger Berman Dividend Advantage Fund Inc.	Vice President

	Neuberger Berman Institutional Liquidity Series	Vice President

	Lehman Brothers Institutional Liquidity Series	Vice President

	Institutional Liquidity Trust	Vice President

	Lehman Brothers Reserve Liquidity Series	Vice President

Joseph Arnato Director	Neuberger Berman, LLC	Chief Executive Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Jack L. Rivkin Chairman and Director	Neuberger Berman, LLC	Managing Director

	Neuberger Berman Inc.	Executive Vice President

	Neuberger Berman Intermediate Municipal Fund Inc.	President and Director

	Neuberger Berman New York Intermediate Municipal Fund Inc.	President and Director

	Neuberger Berman California Intermediate Municipal Fund Inc.	President and Director

	Neuberger Berman Advisers Management Trust	President and Trustee

	Neuberger Berman Equity Funds	President and Trustee

	Neuberger Berman Income Funds	President and Trustee

	Neuberger Berman Realty Income Fund Inc.	President and Director

	Neuberger Berman Income Opportunity Fund Inc.	President and Director

	Neuberger Berman Real Estate Securities Income Fund Inc.	President and Director

	Neuberger Berman Dividend Advantage Fund Inc.	President and Director

	Neuberger Berman Institutional Liquidity Series	President and Trustee

	Lehman Brothers Institutional Liquidity Series	President and Trustee

	Institutional Liquidity Trust	President and Trustee

	Lehman Brothers Reserve Liquidity Series	President and Trustee

Peter E. Sundman President and Director	Neuberger Berman, LLC	Managing Director

	Neuberger Berman Inc.	Executive Vice President

	Neuberger Berman Income Funds	Chairman of the Board, Chief Executive Officer and Trustee

	Neuberger Berman Advisers Management Trust	Chairman of the Board, Chief Executive Officer and Trustee

	Neuberger Berman Equity Funds	Chairman of the Board, Chief Executive Officer and Trustee

	Neuberger Berman Intermediate Municipal Fund Inc.	Chairman of the Board, Chief Executive Officer and Director

	Neuberger Berman New York Intermediate Municipal Fund Inc.	Chairman of the Board, Chief Executive Officer and Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Neuberger Berman California Intermediate Municipal Fund Inc.	Chairman of the Board, Chief Executive Officer and Director

	Neuberger Berman Realty Income Fund Inc.	Chairman of the Board, Chief Executive Officer and Director

	Neuberger Berman Income Opportunity Fund Inc.	Chairman of the Board, Chief Executive Officer and Director

	Neuberger Berman Real Estate Securities Income Fund Inc.	Chairman of the Board, Chief Executive Officer and Director

	Neuberger Berman Dividend Advantage Fund Inc.	Chairman of the Board, Chief Executive Officer and Director

	Neuberger Berman Institutional Liquidity Series	Chairman of the Board, Chief Executive Officer and Trustee

	Lehman Brothers Institutional Liquidity Series	Chairman of the Board, Chief Executive Officer and Trustee

	Institutional Liquidity Trust	Chairman of the Board, Chief Executive Officer and Trustee

	Lehman Brothers Reserve Liquidity Series	Chairman of the Board, Chief Executive Officer and Trustee

Pacific Investment Management Company LLC

Pacific Investment Management Company LLC ("PIMCO"), is a sub-adviser for the Registrant's Tax-Advantaged Income Fund. The principal business address of PIMCO is 840 Newport Center Drive, Newport Beach, CA 92660. PIMCO is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Toni Afonso Senior Vice President	Germany Fixed Income	Head IT & Operations

Mark Saied Afrasiabi Vice President	—	—

Carlos Agredano Vice President	—	—

Laura A. Ahto Senior Vice President	PIMCO Europe Limited	Head, Operations & Admin.

Michael Althof Vice President	Germany Fixed Income	Portfolio Associate

Mike Amey Executive VP	PIMCO Europe Limited	Portfolio Manager

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Stacie D. Anctil Vice President	—	—

Joshua M. Anderson Senior Vice President	—	—

David S. Andrews Executive Vice President	—	—

Kwame A. Anochie Vice President	—	—

Tammie J. Arnold Managing Director	—	—

Michael R. Asay Executive Vice President	—	—

Susan Asay Vice President	—	—

Joerg Avancini Vice President	Germany Fixed Income	Portfolio Manager

Daniel Baburek Senior Vice President	PIMCO Japan Limited	Portfolio Manager

Brian P. Baker Executive Vice President	PIMCO Hong Kong	Account Manager

Gita Bal Vice President	PIMCO Europe Limited	Credit Analyst

Andrew Thomas Balls Senior Vice President	—	—

Denise C. Banno Executive Vice President	—	—

Sharad Bansal Vice President	—	—

Donna E. Barnes Vice President	—	—

Jamil Baz Executive Vice President	PIMCO Europe Limited	Portfolio Manager

Stephen B. Beaumont Executive Vice President	—	—

Sandra M. Benson Vice President	—	—

Peter I. Bentley Senior Vice President	PIMCO Europe Limited	Portfolio Manager

William R. Benz II Managing Director	PIMCO Europe Limited	Head of Acct. Mgmt.—Europe

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Kfir Naftali Ben-Zvi Vice President	—	—

Andreas Berndt Senior Vice President	Germany Fixed Income	Portfolio Manager

Vineer Bhansali Executive Vice President	—	—

Gregory A. Bishop Executive Vice President	—	—

David James Blair Vice President	—	—

Volker Blau Executive Vice President	Germany Fixed Income	Head Insurance

Felix Blomenkamp Senior Vice President	Germany Fixed Income	Head ABS

Ryan Patrick Blute Vice President	PIMCO Europe Limited	Product Manager

Philippe Bodereau Senior Vice President	PIMCO Europe Limited	Credit Analyst

Timo Boehm Vice President	Germany Fixed Income	Portfolio Manager

Adam Borneleit Senior Vice President	—	—

Andrew Bosomworth Executive Vice President	Germany Fixed Income	Co-Head Munich Port Mgmt.

C. Robert Boyd Vice President	—	—

Myles Emmerson Charles Bradshaw Vice President	PIMCO Europe Limited	Portfolio Manager

Jennifer S Bridwell Senior Vice President	—	—

WH Bruce Brittain Executive Vice President	—	—

Kevin M. Broadwater Senior Vice President	—	—

Erik C. Brown Senior Vice President	—	—

Christopher P. Brune Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
John B. Brynjolfsson Managing Director	—	—

Giang H. Bui Senior Vice President	—	—

Michael A. Burns Senior Vice President	PIMCO Europe Limited	Account Manager

Robert Burns Vice President	—	—

Robert Wesley Burns Consulting MD	—	—

Jeffrey Alan Byer Vice President	—	—

Sabrina C. Callin Executive Vice President	—	—

Robert Scott Carnachan Senior Vice President	PIMCO Hong Kong	Asia Ex-Jpn. Legal Counsel

John R. Cavalieri Vice President	—	—

Wing-Harn Chen Vice President	—	—

Tracy Chin Vice President	PIMCO Australia Pty. Ltd.	Credit Analyst

William Chipp Vice President	—	—

Richard H. Clarida Executive Vice President	—	—

Marcia K. Clark Senior Vice President	—	—

Raymond Matthew Clark Vice President	—	—

James Robert Clarke Vice President	—	—

Cyrille R. Conseil Executive Vice President	—	—

Jonathan B. Cressy Vice President	—	—

John B. Cummings Executive Vice President	—	—

Wendy W. Cupps Managing Director	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Suhail H. Dada Executive Vice President	PIMCO Europe Limited	Head of Middle East Business Development

Juergen Dahlhoff Vice President	Germany Fixed Income	Credit Research Analyst

Birgitte Danielsen Vice President	—	—

Craig A. Dawson Executive Vice President	—	—

Mary De Bellis Vice President	—	—

William G. De Leon Executive Vice President	—	—

Nicola A. De Lorenzo Vice President	PIMCO Europe Limited	Business Management Associate

Edward Devlin Senior Vice President	—	—

Chris P. Dialynas Managing Director	—	—

Burcin Dilek Vice President	Germany Fixed Income	Head Trade Support

David J. Dorff Senior Vice President	—	—

Peter G. Dorrian Senior Vice President	PIMCO Australia Pty. Ltd.	Head of Remarketing

Travis J. Dugan Vice President	—	—

Jennifer E. Durham Senior Vice President	—	—

Manish Dutta Vice President	—	—

Vernon Edler Vice President	—	—

Linda Eedes Vice President	PIMCO Europe Limited	Account Manager

Edward L. Ellis Vice President	—	—

Antoinette Eltz Vice President	PIMCO Europe Limited	Product Manager

Jason S. England Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Bret W. Estep Vice President	—	—

Stefanie D. Evans Vice President	—	—

Anne Mary Fairchild Senior Vice President	PIMCO Europe Limited	Head—Marketing & Communications

Martin E. Feeny Vice President	—	—

Melissa A. Fejdasz Vice President	—	—

Robert A. Fields Senior Vice President	—	—

Thomas Finkenzeller Vice President	Germany Fixed Income	Portfolio Manager

Marcellus M. Fisher Senior Vice President	—	—

David C. Flattum Executive Vice President	—	—

Hock Meng Foong Executive Vice President	PIMCO Asia Pte. Ltd.	Account Manager/Office Head

Andrew C. Forsyth Vice President	PIMCO Canada	Head of Business Development

Joseph A. Fournier Senior Vice President	PIMCO Europe Limited	Account Manager

Ellen Fowler Vice President	—	—

Julian Foxall Senior Vice President	PIMCO Australia Pty. Ltd.	Portfolio Manager

Ursula T. Frisch Senior Vice President	—	—

Richard F. Fulford III Executive Vice President	PIMCO Europe Limited	Account Manager

Hiroaki Furusho Vice President	PIMCO Japan Limited	Account Manager

Alessandro Gandolfi, Senior Vice President	PIMCO Europe Limited	Head Business Development, Italy

Yuri P. Garbuzov Senior Vice President	—	—

Kaylee Garden Vice President	PIMCO Australia Pty. Ltd.	Account Manager

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Thomas C. Gibson Vice President	—	—

Robert M. Gingrich Vice President	—	—

George Steven Gleason Executive Vice President	—	—

Michael A. Gomez Executive Vice President	—	—

Gregory T. Gore Senior Vice President	—	—

Linda J. Gould Vice President	—	—

Gregory S. Grabar Senior Vice President	—	—

Zoya Schoenholtz Gravez Vice President	—	—

Robert J. Greer Executive Vice President	—	—

Stuart Paul Griffiths Vice President	PIMCO Europe Limited	Risk and Compliance Officer

William H. Gross Managing Director	—	—

Kristin Lynn Gruben Vice President	—	—

Marco Grzesik Vice President	PELM	Head, Business Development France

Haidi Gu Vice President	—	—

Sachin Gupta Vice President	PIMCO Europe Limited	Portfolio Manager

Shailesh Gupta Senior Vice President	—	—

Tim Haaf Vice President	Germany Fixed Income	Portfolio Manager

Tanja Haeckl Vice President	Germany Fixed Income	Head Cash Desk

William Robert Hagmeier Vice President	—	—

Gordon C. Hally Executive Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Pasi M. Hamalainen Managing Director	—	—

John P. Hardaway Executive Vice President	—	—

Brent Richard Harris Managing Director	—	—

Kazunori Harumi Senior Vice President	PIMCO Japan Limited	Client Svcs—Pension

Arthur J. Hastings Vice President	—	—

Ray C. Hayes Senior Vice President	—	—

Ilan Heiman Senior Vice President	PIMCO Europe Limited	Product Manager

Jeffrey Helsing Vice President	—	—

Hans Joerg Herlan Vice President	Germany Fixed Income	Portfolio Manager

Douglas M. Hodge Managing Director	PIMCO Japan Limited	Acct. Mgr.—Dir. Asia Pacific

Brent L. Holden Managing Director	—	—

Dwight F. Holloway Jr. Executive Vice President	PIMCO Europe Limited	Account Manager

Mark T. Hudoff Executive Vice President	—	—

Mark Alan Hughes Vice President	—	—

Michael Huxhorn Vice President	Germany Fixed Income	Portfolio Manager

Margaret E. Isberg Managing Director	PIMCO Canada	Marketing—Canada

Koji Ishida Vice President	PIMCO Japan Limited	Marketing Account Manager

Daniel J. Ivascyn Managing Director	—	—

Lew W. Jacobs IV Managing Director	—	—

Juergen Jann Senior Vice President	Germany Fixed Income	Head Global

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Nicholas J. Johnson Vice President	—	—

Eric D. Johnson Vice President	—	—

Kelly Johnson Vice President	—	—

Steven L. Jones Vice President	—	—

Natalie Karpov Vice President	—	—

Ulrich Katz Senior Vice President	Germany Fixed Income	Portfolio Manager

Constance Kavafyan Vice President	PIMCO Europe Limited	Account Manager

Andreas Keck Senior Vice President	Germany Fixed Income	Portfolio Manager

Thomas J. Kelleher III Vice President	—	—

James M. Keller Managing Director	—	—

Philipp Kellerhals Vice President	Germany Fixed Income	Head Quant Strategies

Benjamin Marcus Kelly Vice President	PIMCO Australia Pty. Ltd.	Account Manager

Alec Kersman Vice President	—	—

Jason M. Kezelman Vice President	—	—

Mark R. Kiesel Executive Vice President	—	—

John Stephen King Jr. Senior Vice President	—	—

Stephanie Lorraine King Senior Vice President	—	—

Steven P. Kirkbaumer Senior Vice President	—	—

Yayoi Kishimoto Vice President	PIMCO Japan Limited	Account Manager

Mitsuaki Komatsu Senior Vice President	PIMCO Japan Limited	Head of Compliance

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Kimberly Grace Korinke Vice President	—	—

Ryan Patrick Korinke Vice President	—	—

Thomas Kressin Senior Vice President	Germany Fixed Income	Portfolio Manager

Kevin D. Kuhner Vice President	PIMCO Europe Limited	Co. Hd., Eur. Re-Mktg. Team

Warren M. Lackey Senior Vice President	—	—

Henrik P. Larsen Senior Vice President	—	—

Richard R. LeBrun Jr Vice President	—	—

Alvin Lip Sin Lee Vice President	PIMCO Asia Pte. Ltd.	Mgr., Compliance & Acctg.

Robert Ru-Bor Lee Vice President	—	—

Yanay Lehavi Senior Vice President	—	—

Li Li Vice President	PIMCO Hong Kong	Account Manager

Chia Liang Lian Vice President	PIMCO Asia Pte. Ltd.	EM Portfolio Manager

Astrid Linder Vice President	Germany Fixed Income	Product Manager

Dominque Linder Vice President	Germany Fixed Income	Product Manager

John S. Loftus Consulting MD	—	—

John J. Loh Vice President	—	—

Rafael A. Lopez Vice President	PIMCO Japan Limited	Operations Manager

Matthieu Louanges Executive Vice President	Germany Fixed Income	Co-Head Munich Port Mgmt.

Erika Hayflick Lowe Vice President	—	—

David C. Lown Executive Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Steven Charles Ludwig Senior Vice President	—	—

Richard Mak Vice President	—	—

Chantal Marie-Helene Manseau Vice President	PIMCO Canada Mgmt.	Marketing Account Manager

Sudesh N. Mariappa Managing Director	—	—

Rene Martel Vice President	—	—

Scott W. Martin Senior Vice President	—	—

Nadege Martini Vice President	Germany Fixed Income	Portfolio Manager

Tomoya Masanao Executive Vice President	PIMCO Japan Limited	Portfolio Manager

Scott A. Mather Managing Director	Germany Fixed Income	Head of PM—Europe

Veronika Mayershofer Vice President	Germany Fixed Income	Portfolio Associate

Patrick Murphy McCann Vice President	—	—

Mark V. McCray Managing Director	—	—

Paul A. McCulley Managing Director	—	—

Joseph V. McDevitt Managing Director	PIMCO Europe Limited	Head of PIMCO Europe

Robert Mead Executive Vice President	PIMCO Australia Pty. Ltd.	Portfolio Manager

James P. Meehan Jr. Senior Vice President	—	—

Julie Ann Meggers Vice President	—	—

Frederic Merz Vice President	Germany Fixed Income	Portfolio Manager

Mark E. Metsch Vice President	—	—

Curtis A. Mewbourne Executive Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Kristion T. Mierau Vice President	—	—

Kendall P. Miller Jr Senior Vice President	—	—

John M. Miller Executive Vice President	—	—

Scott A. Millimet Senior Vice President	—	—

Davida J. Milo Senior Vice President	—	—

Haruki Minaki Senior Vice President	PIMCO Japan Limited	Attorney, Asia Pacific

Gail Mitchell Senior Vice President	—	—

Eric J. Mogelof Senior Vice President	—	—

Carol Molloy Vice President	PIMCO Australia Pty. Ltd.	Account Manager

Kristen S. Monson Executive Vice President	—	—

John C. Montgomery Vice President	—	—

James F. Moore Executive Vice President	—	—

Robert Morena Senior Vice President	—	—

Jeffrey Charles Muehlethaler Vice President	—	—

Raja Mukherji Senior Vice President	—	—

Matthew J. Mulcahy Vice President	PIMCO Australia Pty. Ltd.	Portfolio Manager

Yuko Murano Vice President	PIMCO Japan Limited	HR Manager

Alfred T. Murata Senior Vice President	—	—

James Frederic Muzzy Managing Director	—	—

Robin Nabors Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Ramakrishnan S. Nambimadom Senior Vice President	—	—

Matthew J. Nest Vice President	PIMCO Hong Kong	Account Manager

Albert K. Ng Vice President	—	—

Tommy D. Nguyen Vice President	PIMCO Europe Limited	Account Manager

Steven B. Nicholls Senior Vice President	PIMCO Europe Limited	Account Manager

Roger O. Nieves Senior Vice President	—	—

Sachiko Nojima Vice President	PIMCO Japan Limited	Manager, Operations

John F. Norris Vice President	—	—

Gillian O'Connell Senior Vice President	PIMCO Europe Limited	Manager of Operations

Shigeki Okamura Senior Vice President	—	—

Sachiko Okuma Vice President	PIMCO Japan Limited	Account Manager

Ric Okun Senior Vice President	—	—

Joshua A. Olazabal Vice President	—	—

Arthur Y.D. Ong Senior Vice President	—	—

Douglas J. Ongaro Executive Vice President	—	—

Simon Timothy Osborne Vice President	—	—

Guillermo Ariel Osses Senior Vice President	—	—

Thomas J. Otterbein Managing Director	—	—

Koyo Ozeki Executive Vice President	PIMCO Japan Limited	Head, Asian Credit Research

Lorenzo P. Pagani Vice President	Germany Fixed Income	Portfolio Manager

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Saumil H. Parikh Senior Vice President	—	—

Bradley W. Paulson Executive Vice President	—	—

Keith Perez Senior Vice President	—	—

Elizabeth M. Philipp Executive Vice President	—	—

Daniel Phillipson Vice President	Germany Fixed Income	Product Manager

Rudolph Pimentel Vice President	—	—

David J. Pittman Senior Vice President	—	—

William F. Podlich Consulting MD	—	—

Mark J. Porterfield Executive Vice President	—	—

Axel Potthof Senior Vice President	Germany Fixed Income	Portfolio Manager

William C. Powers Managing Director	—	—

Vladyslav Putyatin Senior Vice President	PIMCO Europe Limited	Portfolio Manager

Wendong Qu Senior Vice President	—	—

Joshua D. Ratner Vice President	—	—

Emanuele Ravano Managing Director	PIMCO Europe Limited	Head Portfolio Mgt. London

Danelle J. Reimer Vice President	—	—

Ronald M. Reimer Senior Vice President	—	—

Paul W. Reisz Senior Vice President	—	—

Yiannis Repoulis Senior Vice President	PELM	Account Manager

Thomas Edmund Rice Senior Vice President	PIMCO Europe Limited	European Legal Counsel

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Suzanne Richards Vice President	—	—

Stephen A. Rodosky Executive Vice President	—	—

William A. Rogers Vice President	PIMCO Australia Pty. Ltd.	Manager

Melody Rollins Senior Vice President	—	—

Mark A. Romano Senior Vice President	—	—

Scott L. Roney Executive Vice President	—	—

Stephen Ronnie Vice President	Germany Fixed Income	Portfolio Manager

Bret Jonathan George Rosen Vice President	—	—

Cathy T. Rowe Vice President	—	—

Lynn Rudolph Vice President	—	—

Seth R. Ruthen Executive Vice President	—	—

Jeffrey M. Sargent Executive Vice President	—	—

Stacy Leigh Schaus Senior Vice President	—	—

Marion Scherzinger Vice President	Germany Fixed Income	Credit Research Analyst

Ernest L. Schmider Managing Director	—	—

Monika Schnatterer Vice President	Germany Fixed Income	Portfolio Associate

Ivor E. Schucking Executive Vice President	—	—

Patricia Ann Schuetz Vice President	PIMCO Europe Limited	Account Manager

Stephen O. Schulist Senior Vice President	—	—

Adrian O. Schultes Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Gerlinde Schwab Vice President	Germany Fixed Income	Portfolio Manager

Myckola Schwetz Vice President	—	—

Iwona E. Scibisz Vice President	—	—

Toru Sejima Vice President	PIMCO Japan Limited	Acct. Mgr., Clnt. Svcs.—Pens.

Rahul M. Seksaria Vice President	—	—

Verena Senne Vice President	PELM	L&C Officer

Timothy L. Shaler Senior Vice President	—	—

Matthew D. Shaw Vice President	—	—

Erica H. Sheehy Vice President	—	—

Julie M. Shepherd Vice President	—	—

Taro Shiroyama Vice President	PIMCO Japan Limited	Account Manager

Jonathan D. Short Executive Vice President	—	—

W. Scott Simon Managing Director	—	—

Ivan Skobtsov Senior Vice President	Germany Fixed Income	Portfolio Manager

Aylin Somersan-Coqui Vice President	PELM	Account Manager

Michael Sonner Senior Vice President	Germany Fixed Income	Portfolio Manager

Alyssa Michele Soto Vice President	—	—

Luke Drago Spajic Senior Vice President	PIMCO Europe Limited	Portfolio Manager

Scott M. Spalding Senior Vice President	—	—

Tobias Spandri Vice President	Germany Fixed Income	Head ACE Compliance

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Jennifer N. Spicijaric Vice President	—	—

Jeffrey Springer Senior Vice President	PIMCO Australia Pty. Ltd.	Account Manager

Christian Martin Staub Vice President	—	—

Christina Stauffer Vice President	—	—

Joel Edward Strauch Senior Vice President	—	—

Richard Stravato Vice President	—	—

Peter G. Strelow Senior Vice President	—	—

Alexandru Struc Vice President	PIMCO Europe Limited	Portfolio Manager

Hao Sun Vice President	PIMCO Hong Kong	Marketing Account Manager

Yuanyuan Suo Vice President	—	—

Donald W. Suskind Vice President	—	—

Joachim Suter Vice President	PIMCO Europe Limited	VP, Head of Inst. Bus. Dev. Manager

Makoto Takano Managing Director	PIMCO Japan Limited	President of PIMCO Japan

Yoichi Takechi Vice President	PIMCO Japan Limited	Account Manager, Clt. Svcs.

Ichiro Takeuchi Vice President	PIMCO Japan Limited	Account Manager

Daniel I. Tarman Executive Vice President	—	—

Christine M. Telish Vice President	—	—

Dominique Tersin Vice President	PIMCO Europe Limited	Trade Assistant

Kyle J. Theodore Senior Vice President	—	—

Michael Frazier Thompson Vice President	PIMCO Europe Limited	Co.-Hd., Eur. Re-Mktg. Team

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
William S. Thompson Managing Director	—	—

Powell C. Thurston Senior Vice President	—	—

Ramin Toloui-Tehrani Senior Vice President	—	—

Brian Tomlinson Vice President	Germany Fixed Income	Portfolio Manager

Eva-Maria Traber Vice President	Germany Fixed Income	Portfolio Associate

Natalie Trevithick Vice President	—	—

Michael J. Trovato Vice President	—	—

Shiro Tsubota Senior Vice President	PIMCO Japan Limited	Client Servicing

Richard E. Tyson Executive Vice President	—	—

Maria-Theresa F. Vallarta-Jordal Senior Vice President	—	—

Peter A. Van De Zilver Vice President	—	—

Marc van Heel Executive Vice President	PIMCO Europe Limited	Director of Business Development Netherlands/Belgium

Henk Jan van Zoelen Vice President	PIMCO Europe Limited	Account Manager

Christine Ann Velasco Vice President	—	—

Erik A. Velicer Vice President	PIMCO Europe Limited	Manager

David Viana Senior Vice President	PIMCO Europe Limited	International Compliance Officer

Greg von der Linden Vice President	—	—

Hiromi Wada Senior Vice President	PIMCO Japan Limited	Account Manager

Mark Walenbergh Vice President	PIMCO Europe Limited	Account Manager

Trent W. Walker Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Kasten Walther Vice President	Germany Fixed Income	Portfolio Manager

Jim Ward Executive Vice President	—	—

Michael C. Watchorn Senior Vice President	—	—

Richard M. Weil Managing Director	—	—

Michele Deborah Weinberger Vice President	—	—

Timothy C. White Senior Vice President	—	—

Lori Lynn Whiting Senior Vice President	—	—

Bransby M. Whitton Vice President	PIMCO Asia Pte. Ltd.	Account Manager

Christian Wild Senior Vice President	Germany Fixed Income	Credit Research Analyst

Kai Wildforster Vice President	Germany Fixed Income	Portfolio Manager

Michael J. Willemsen Vice President	—	—

Charles A Williams III Vice President	—	—

Jason A. Williams Vice President	—	—

Mitchell W. Wilner Senior Vice President	—	—

John F. Wilson Executive Vice President	PIMCO Australia Pty. Ltd.	—

Susan L. Wilson Executive Vice President	—	—

Kevin Michael Winters Vice President	—	—

Frank Witt Senior Vice President	Germany Fixed Income	Head Business Development Germany/Austria

Andrew T. Wittkop Vice President	—	—

Greggory S. Wolf Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Tammy Nguyen Wong Vice President	—	—

George H. Wood Executive Vice President	—	—

Mihir P. Worah Executive Vice President	—	—

Jianghua (John) Xu Vice President	—	—

Shinichi Yamamoto Senior Vice President	PIMCO Japan Limited	Acct. Mgr., Clnt. Svcs.—Remktg.

Jing Yang Vice President	—	—

Vadim Igorevich Yasnov Vice President	—	—

David Young Executive Vice President	—	—

Anna W. Yu Vice President	—	—

Cheng-Yuan Yu Executive Vice President	—	—

Walter Yu Vice President	—	—

Ji Sheng Zhang Vice President	Germany Fixed Income	Portfolio Manager

Yingying Zheng Vice President	—	—

Changhong Zhu Managing Director	—	—

Spectrum Asset Management, Inc.

Spectrum Asset Management, Inc. ("Spectrum"), is a sub-adviser for the Registrant's Tax-Advantaged Income Fund. The principal business address of Spectrum is 2 High Ridge Park, Stamford, CT 06905. Spectrum is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Mark A. Lieb Executive Director and Chief Financial Officer	—	—

Bernard M. Sussman Executive Director and Chief Investment Officer	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
L. Phillip Jacoby, IV Managing Director and Senior Portfolio Manager	—	—

Patrick G. Hurley Chief Information Officer and Portfolio Risk Manager	—	—

Standish Mellon Asset Management Co. LLC

Standish Mellon Asset Management Co. LLC ("Standish"), previously known as Standish Ayer & Wood, Inc., is a sub-adviser for the Registrant's Intermediate-Term Municipal, Massachusetts Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds. The principal business address of Standish is One Boston Place, Boston, MA 02108. Standish is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Edward Homer Ladd Chairman Emeritus of the Board	—	—

Ronald Philip O'Hanley Board Member	The Dreyfus Corporation	Vice Chairman

	Franklin Portfolio Holdings, Inc.	Director

	TBCAM Holdings, Inc.	Director

	Boston Safe Advisors, Inc.	Chairman and Director

	Pareto Partners (UK), London, England	Partner and Representative

John Joseph Nagorniak Board Member	Franklin Portfolio Holdings, Inc.	Chairman and Director

	Mellon Equity Associates, LLP	Executive Committee Member

	Mellon Bond Associates, LLP	Executive Committee Member

	Certus Asset Advisors Corporation	Director

	TBCAM Holdings, Inc.	Director

	Mellon Capital Management Corporation	Director

Phillip N. Maisano Board Member	The Dreyfus Corporation	Chairman, Chief Investment Officer

	Mellon Financial Corporation	Vice Chairman

Alexander Clemens Huberts President and Chief Investment Officer for Coefficient Global LLC, Standish Mellon Portfolio Manager for the Coefficient strategies	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Laurie A. Carroll Senior Vice President and Executive Management Committee Member	—	—

Catherine Anne Powers Senior Vice President	Mellon Trust of New England, National Association (f/k/a Boston Safe Deposit and Trust Company)	Vice President

	Mellon Bank N.A.	Director

	The Dreyfus Corporation	Portfolio Manager

David Christopher Leduc Vice President	—	—

Christine Lee Todd Executive Vice President	—	—

Kent J. Wosepka Senior Vice President	—	—

James Desmond MacIntyre President and Chief Operating Officer, Executive Vice President	—	—

Corey Griffin Board Member	The Boston Company, LLC Mellon Trust of New England, N.A.	Chief Executive Officer, Senior Vice President

Mitchell Harris Chairman, Chief Executive Officer, Board Member	—	—

Christine Downton Board Member	—	—

Scott Wennherholm Board Member	Mellon Financial Corporation for Mellon Institutional Asset Management	Chief Operating Officer

Kelly Mahoney Vice President, Chief Compliance Officer and Secretary	—	—

Item 27.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor") acts as distributor for:

SEI Daily Income Trust	July 15, 1982

SEI Liquid Asset Trust	November 29, 1982

SEI Index Funds	July 10, 1985

SEI Institutional Managed Trust	January 22, 1987

SEI Institutional International Trust	August 30, 1988

The Advisors' Inner Circle Fund	November 14, 1991

The Advisors' Inner Circle Fund II	January 28, 1993

Bishop Street Funds	January 27, 1995

SEI Asset Allocation Trust	April 1, 1996

SEI Institutional Investments Trust	June 14, 1996

HighMark Funds	February 15, 1997

Oak Associates Funds	February 27, 1998

CNI Charter Funds	April 1, 1999

iShares Inc.	January 28, 2000

iShares Trust	April 25, 2000

JohnsonFamily Funds, Inc.	November 1, 2000

Causeway Capital Management Trust	September 20, 2001

The Japan Fund, Inc.	October 7, 2002

Barclays Global Investors Funds	March 31, 2003

SEI Opportunity Fund, LP	October 1, 2003

The Arbitrage Funds	May 17, 2005

Pro Shares Trust	November 14, 2005

The Turner Funds	January 1, 2006

Community Reinvestment Act Qualified Investment Fund	January 8, 2007

Accessor Funds	March 1, 2007

TD Asset Management USA Funds	July 25, 2007

The Distributor provides numerous financial services to investment managers, pension plan sponsors and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	Trustee

Mark J. Held	Senior Vice President	—

Robert M. Silvestri	Vice President	—

Edward D. Loughlin	Director	—

Wayne M. Withrow	Director	—

Kevin Barr	President & Chief Executive Officer	—

Maxine Chou	Chief Financial Officer & Treasurer	—

Michael Farrell	Vice President	—

Name	Position and Office with Underwriter	Positions and Offices with Registrant
Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—

John C. Munch	General Counsel & Secretary	—

Lori L. White	Vice President & Assistant Secretary	—

Thomas Rodman	Chief Operations Officer	—

John Coary	Vice President & Assistant Secretary	—

Mark McManus	Vice President	—

John Cronin	Vice President	—

Robert McCarthy	Vice President	—

Item 28.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

U.S. Bank National Association
425 Walnut Street
Cincinnati, Ohio 45202

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1); 31a-1(b)(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Manager:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

(c)  With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser and Sub-Advisers:

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Delaware Management Company
One Commerce Square
2005 Market Street
Philadelphia, Pennsylvania 19103

McDonnell Investment Management, LLC
1515 West 22nd Street
11th Floor
Oak Brook, Illinois 60523

Neuberger Berman Management Inc.
605 Third Avenue
New York, New York 10158

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, California 92660

Spectrum Asset Management, Inc.
2 High Ridge Park
Stamford, Connecticut 06905

Standish Mellon Asset Management Co. LLC
One Boston Place
Boston, Massachusetts 02108

Item 29.  Management Services:

None

Item 30.  Undertakings:

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 61 to Registration Statement Nos. 002-76990 and 811-03447 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 28th day of December, 2007.

SEI TAX EXEMPT TRUST

BY:  /s/ ROBERT A. NESHER

  Robert A. Nesher

  President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.

	*	Trustee	December 28, 2007

Rosemarie B. Greco

	*	Trustee	December 28, 2007

William M. Doran

	*	Trustee	December 28, 2007

F. Wendell Gooch

	*	Trustee	December 28, 2007

George J. Sullivan, Jr.

	*	Trustee	December 28, 2007

James M. Storey

	/S/ ROBERT A. NESHER	Trustee	December 28, 2007

Robert A. Nesher

	*	Trustee	December 28, 2007

Nina Lesavoy

	*	Trustee	December 28, 2007

James M. Williams

	*	Trustee	December 28, 2007

Mitchell A. Johnson

	/S/ ROBERT A. NESHER Robert A. Nesher	President & Chief Executive Officer	December 28, 2007

	/S/ STEPHEN F. PANNER Stephen F. Panner	Controller & Chief Financial Officer	December 28, 2007

*By:	/s/ ROBERT A. NESHER

Robert A. Nesher,

Attorney-in-Fact

EXHIBIT INDEX

Exhibit	Description
EX-99.B(d)(19)	Investment Sub-Advisory Agreement dated May 18, 2007 between SEI Investments Management Corporation and Pacific Investment Management Company LLC, with respect to the Tax-Advantaged Income Fund, is filed herewith.

EX-99.B(i)	Opinion and Consent of Counsel is filed herewith.

EX-99.B(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.

EX-99.B(q)(2)	Power of Attorney for Mitchell A. Johnson is filed herewith.